Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	14,748,162	7,005,377
	Newmont Corp.	34,576,421	2,915,138
	Ecolab Inc.	8,028,072	2,198,568
	Air Products and Chemicals Inc.	7,002,828	1,909,811
	Freeport-McMoRan Inc.	45,208,617	1,773,082
	Fastenal Co.	36,107,078	1,770,691
	Nucor Corp.	6,864,335	929,637
	International Paper Co.	16,637,209	771,967
	Steel Dynamics Inc.	4,404,348	614,098
	International Flavors & Fragrances Inc.	8,078,832	497,171
	Reliance Inc.	1,655,147	464,815
	CF Industries Holdings Inc.	5,094,300	456,959
	Royal Gold Inc.	2,079,338	417,074
	Avery Dennison Corp.	2,451,987	397,639
	LyondellBasell Industries NV Class A	8,099,128	397,181
*	RBC Bearings Inc.	992,675	387,431
	Carpenter Technology Corp.	1,490,646	366,013
*	Coeur Mining Inc.	19,198,386	360,162
	Mosaic Co.	9,979,648	346,094
	Mueller Industries Inc.	3,306,782	334,349
*,1	MP Materials Corp.	4,754,084	318,856
	Albemarle Corp.	3,711,954	300,965
	Alcoa Corp.	8,189,291	269,346
	Hecla Mining Co.	20,102,963	243,246
	Eastman Chemical Co.	3,616,559	228,024
	NewMarket Corp.	251,327	208,152
	Commercial Metals Co.	3,540,777	202,816
*	Cleveland-Cliffs Inc.	15,694,518	191,473
*	Uranium Energy Corp.	14,059,835	187,558
	Element Solutions Inc.	7,255,970	182,633
	UFP Industries Inc.	1,747,553	163,379
	Hexcel Corp.	2,516,161	157,763
	Balchem Corp.	1,020,158	153,085
	Timken Co.	1,987,081	149,389
	Celanese Corp.	3,458,380	145,529
	FMC Corp.	3,945,204	132,677
	Cabot Corp.	1,671,330	127,105
	Sensient Technologies Corp.	1,342,269	125,972
	Hawkins Inc.	595,404	108,792
*,1	Energy Fuels Inc.	6,956,650	106,785
*	Perimeter Solutions Inc.	4,406,751	98,667
	Avient Corp.	2,889,482	95,208
	Olin Corp.	3,668,539	91,677
	Scotts Miracle-Gro Co.	1,365,868	77,786
	Westlake Corp.	1,007,862	77,666
	Materion Corp.	626,342	75,668
	Chemours Co.	4,743,638	75,139
	Ashland Inc.	1,431,794	68,597
*	Ingevity Corp.	1,160,551	64,051
	Minerals Technologies Inc.	1,019,021	63,302
	Innospec Inc.	790,110	60,965
	Quaker Chemical Corp.	449,590	59,233
*	Century Aluminum Co.	1,635,413	48,016
	Sylvamo Corp.	1,083,515	47,913
	Huntsman Corp.	5,240,889	47,063
	Kaiser Aluminum Corp.	487,638	37,626
*	Ivanhoe Electric Inc.	2,631,988	33,031
	Stepan Co.	682,820	32,571
	Worthington Steel Inc.	1,054,526	32,047
*	Ecovyst Inc.	3,288,964	28,811
*	Compass Minerals International Inc.	1,301,779	24,994
*,1	ASP Isotopes Inc.	2,387,609	22,969

		Shares	Market Value ($000)
*,1	i-80 Gold Corp.	22,738,479	21,724
*,1	Ur-Energy Inc.	10,901,779	19,514
	Ryerson Holding Corp.	849,406	19,417
*	Metallus Inc.	1,123,647	18,574
	Mativ Holdings Inc.	1,612,967	18,243
*,1	United States Antimony Corp.	2,766,965	17,155
	Koppers Holdings Inc.	600,228	16,806
*	NWPX Infrastructure Inc.	292,468	15,480
	AdvanSix Inc.	797,838	15,462
	Tronox Holdings plc	3,681,244	14,799
*	Rayonier Advanced Materials Inc.	1,983,932	14,324
*	Magnera Corp.	1,110,422	13,014
*,1	American Battery Technology Co.	2,557,970	12,432
*	LSB Industries Inc.	1,559,262	12,287
*	Dakota Gold Corp.	2,697,134	12,272
*	Idaho Strategic Resources Inc.	362,924	12,263
*	Intrepid Potash Inc.	370,220	11,321
*	Clearwater Paper Corp.	489,978	10,172
	Olympic Steel Inc.	309,979	9,439
*,1	GrafTech International Ltd.	667,283	8,555
*	Tredegar Corp.	792,597	6,365
*	Contango ORE Inc.	245,281	6,115
*,1	US Gold Corp.	308,515	5,084
*	Perma-Pipe International Holdings Inc.	216,122	5,064
*	American Vanguard Corp.	799,206	4,587
	Friedman Industries Inc.	202,125	4,426
*	Comstock Inc.	1,277,437	4,369
*,1	Hycroft Mining Holding Corp. Class A	604,227	3,746
*	Ascent Industries Co.	264,967	3,413
*	Gold Resource Corp.	3,643,901	3,047
*	NN Inc.	1,387,111	2,857
	Omega Flex Inc.	91,028	2,839
[1]	Flexible Solutions International Inc.	271,241	2,615
*	Alto Ingredients Inc.	2,237,625	2,417
	Northern Technologies International Corp.	297,007	2,290
*	Unifi Inc.	472,885	2,251
*,1	Solesence Inc.	599,190	1,929
*,1	Origin Materials Inc.	3,303,441	1,713
*	Paramount Gold Nevada Corp.	1,217,412	1,497
*	Culp Inc.	335,090	1,495
*	CPS Technologies Corp.	403,867	1,442
*,1	Westwater Resources Inc.	1,383,991	1,313
*,1	LanzaTech Global Inc.	42,232	1,035
*	Ampco-Pittsburgh Corp.	427,607	979
*	TechPrecision Corp.	178,984	952
	Chicago Rivet & Machine Co.	27,581	288
*,1	5E Advanced Materials Inc.	63,757	223
*	Senestech Inc.	1,900	8
*,1,2	American Infrastructure Corp.	373,321	2
*,2	ReElement Technologies Corp.	696,874	—
*,1	Elevra Lithium Ltd. ADR	1	—
			29,647,416
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	302,040,573	66,319,049
*	Tesla Inc.	86,275,015	38,368,225
*	Netflix Inc.	13,371,808	16,031,728
	Walmart Inc.	138,110,650	14,233,684
	Costco Wholesale Corp.	13,953,061	12,915,372
	Home Depot Inc.	31,308,383	12,685,844
	McDonald's Corp.	22,448,558	6,821,892
	Walt Disney Co.	56,568,994	6,477,150
*	Uber Technologies Inc.	65,626,364	6,429,415
	Booking Holdings Inc.	1,019,519	5,504,658
	TJX Cos. Inc.	35,080,202	5,070,492
	Lowe's Cos. Inc.	17,625,988	4,429,587
	Starbucks Corp.	35,766,811	3,025,872
*	O'Reilly Automotive Inc.	26,700,350	2,878,565
*	ROBLOX Corp. Class A	19,294,059	2,672,613
	NIKE Inc. Class B	37,391,796	2,607,330

		Shares	Market Value ($000)
	Royal Caribbean Cruises Ltd.	7,694,332	2,489,732
*	AutoZone Inc.	526,451	2,258,601
	Hilton Worldwide Holdings Inc.	7,399,054	1,919,611
	General Motors Co.	29,945,504	1,825,777
	Marriott International Inc. Class A	6,830,370	1,778,902
*	Chipotle Mexican Grill Inc.	42,196,433	1,653,678
	Electronic Arts Inc.	7,872,513	1,587,886
	Ross Stores Inc.	10,292,625	1,568,493
*	Carvana Co.	4,128,749	1,557,529
*	Airbnb Inc. Class A	12,150,664	1,475,334
	Ford Motor Co.	122,977,350	1,470,809
*	Warner Bros Discovery Inc.	74,037,998	1,445,962
	DR Horton Inc.	8,452,337	1,432,418
*	Take-Two Interactive Software Inc.	5,524,611	1,427,338
*	Flutter Entertainment plc	5,535,683	1,406,063
	Yum! Brands Inc.	8,725,138	1,326,221
	eBay Inc.	14,390,629	1,308,828
	Target Corp.	14,310,130	1,283,619
	Garmin Ltd.	5,147,183	1,267,339
*	Copart Inc.	27,391,165	1,231,781
	Delta Air Lines Inc.	20,537,224	1,165,487
*	United Airlines Holdings Inc.	10,313,523	995,255
*	Carnival Corp.	33,061,334	955,803
	Tractor Supply Co.	16,682,343	948,725
*	Live Nation Entertainment Inc.	5,158,567	842,910
	PulteGroup Inc.	6,209,863	820,509
	Expedia Group Inc.	3,719,047	794,946
*	Ulta Beauty Inc.	1,412,825	772,462
	Lennar Corp. Class A	6,064,944	764,426
	Williams-Sonoma Inc.	3,874,651	757,301
	Tapestry Inc.	6,541,127	740,586
	Dollar General Corp.	6,947,400	718,014
	Darden Restaurants Inc.	3,664,729	697,618
*	Liberty Media Corp.-Liberty Formula One Class C	6,623,767	691,852
*	NVR Inc.	85,668	688,313
*	Trade Desk Inc. Class A	14,008,175	686,541
	RB Global Inc.	5,839,488	632,767
*	Lululemon Athletica Inc.	3,430,100	610,318
	Genuine Parts Co.	4,375,677	606,469
*	Aptiv plc	6,866,471	592,027
*	Dollar Tree Inc.	6,240,583	588,924
	Estee Lauder Cos. Inc. Class A	6,643,694	585,442
*	DraftKings Inc. Class A	14,868,709	556,090
	Rollins Inc.	9,158,605	537,976
	Somnigroup International Inc.	6,271,180	528,849
	Southwest Airlines Co.	16,518,735	527,113
	Las Vegas Sands Corp.	9,727,086	523,220
*	Burlington Stores Inc.	1,987,828	505,902
	Omnicom Group Inc.	6,081,077	495,790
*	Deckers Outdoor Corp.	4,671,615	473,562
	Best Buy Co. Inc.	5,984,714	452,564
	Dick's Sporting Goods Inc.	2,001,188	444,704
	Toll Brothers Inc.	3,076,974	425,053
*,1	Rivian Automotive Inc. Class A	28,680,303	421,027
	TKO Group Holdings Inc. Class A	2,064,298	416,906
	Domino's Pizza Inc.	958,208	413,668
	News Corp. Class A	13,360,839	410,311
[1]	Fox Corp. Class A	6,273,939	395,635
*	BJ's Wholesale Club Holdings Inc.	4,170,135	388,865
*	Duolingo Inc. Class A	1,187,719	382,255
	Ralph Lauren Corp.	1,155,003	362,163
*	Norwegian Cruise Line Holdings Ltd.	14,244,104	350,832
	Service Corp. International	4,206,334	350,051
	Texas Roadhouse Inc. Class A	2,086,827	346,726
*,1	GameStop Corp. Class A	12,697,824	346,397
	Pool Corp.	1,062,049	329,310
	Interpublic Group of Cos. Inc.	11,547,724	322,297
	Hasbro Inc.	4,184,203	317,372
	Aramark	8,250,942	316,836
	Wynn Resorts Ltd.	2,460,187	315,568

		Shares	Market Value ($000)
	BorgWarner Inc.	6,795,861	298,746
*	Wayfair Inc. Class A	3,140,737	280,562
	New York Times Co. Class A	4,836,583	277,620
*	Planet Fitness Inc. Class A	2,645,108	274,562
*	Five Below Inc.	1,734,429	268,316
*	Lyft Inc. Class A	11,905,920	262,049
	Lithia Motors Inc. Class A	803,833	254,011
*	Chewy Inc. Class A	6,214,999	251,397
*	Floor & Decor Holdings Inc. Class A	3,395,386	250,240
*	Ollie's Bargain Outlet Holdings Inc.	1,937,133	248,728
	LKQ Corp.	8,112,988	247,771
*	American Airlines Group Inc.	20,820,035	234,017
	Fox Corp. Class B	4,083,032	233,917
*	AutoNation Inc.	1,063,604	232,685
*	elf Beauty Inc.	1,689,802	223,865
*	Light & Wonder Inc.	2,649,072	222,363
[1]	Wingstop Inc.	879,022	221,232
	H&R Block Inc.	4,206,734	212,735
	Murphy USA Inc.	545,884	211,945
*	CarMax Inc.	4,720,991	211,831
*	MGM Resorts International	6,002,588	208,050
*	Dutch Bros Inc. Class A	3,806,945	199,255
*	Etsy Inc.	2,976,226	197,592
*	Bright Horizons Family Solutions Inc.	1,795,464	194,934
*	Taylor Morrison Home Corp. Class A	2,947,729	194,580
*	Grand Canyon Education Inc.	885,640	194,416
*	Stride Inc.	1,305,221	194,400
	Gentex Corp.	6,851,757	193,905
	Churchill Downs Inc.	1,991,659	193,211
	Wyndham Hotels & Resorts Inc.	2,402,036	191,923
[1]	Paramount Skydance Corp. Class B	9,929,990	187,875
*	Cava Group Inc.	3,108,240	187,769
*	SiteOne Landscape Supply Inc.	1,416,986	182,508
*	Alaska Air Group Inc.	3,630,664	180,734
	Group 1 Automotive Inc.	407,563	178,313
	VF Corp.	12,324,158	177,838
	Nexstar Media Group Inc. Class A	897,754	177,522
	Hyatt Hotels Corp. Class A	1,250,157	177,435
	Vail Resorts Inc.	1,170,048	175,004
	Bath & Body Works Inc.	6,677,712	172,018
*	Mattel Inc.	10,142,239	170,694
*	Caesars Entertainment Inc.	6,255,589	169,057
*	Brinker International Inc.	1,331,555	168,681
	Lear Corp.	1,674,446	168,466
*	Adtalem Global Education Inc.	1,081,655	167,062
[1]	Thor Industries Inc.	1,592,438	165,120
	Gap Inc.	7,659,433	163,835
*	Boot Barn Holdings Inc.	968,358	160,476
	Meritage Homes Corp.	2,138,862	154,918
*	Frontdoor Inc.	2,301,453	154,865
	U-Haul Holding Co. (XNYS)	3,035,765	154,520
*	Asbury Automotive Group Inc.	620,820	151,759
	Boyd Gaming Corp.	1,751,681	151,433
*	QuantumScape Corp. Class A	12,198,500	150,286
*	Liberty Media Corp.-Liberty Live Class C	1,546,688	149,982
[1]	Warner Music Group Corp. Class A	4,361,669	148,558
*	Valvoline Inc.	4,020,189	144,365
	Macy's Inc.	8,030,607	143,989
*	Cavco Industries Inc.	244,654	142,078
*	Urban Outfitters Inc.	1,973,840	140,991
	Kontoor Brands Inc.	1,745,264	139,220
[1]	Whirlpool Corp.	1,750,721	137,607
	Sirius XM Holdings Inc.	5,877,980	136,810
*	Dorman Products Inc.	870,759	135,734
*	Crocs Inc.	1,614,496	134,891
*,1	Champion Homes Inc.	1,702,117	129,991
	Lennar Corp. Class B	1,067,090	128,040
	PVH Corp.	1,511,780	126,642
*	Laureate Education Inc.	3,971,354	125,256
*	Madison Square Garden Sports Corp.	551,641	125,222

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	1,429,938	122,331
*	SkyWest Inc.	1,201,273	120,872
	Signet Jewelers Ltd.	1,241,177	119,054
	Atmus Filtration Technologies Inc.	2,605,027	117,461
	Advance Auto Parts Inc.	1,891,108	116,114
	KB Home	1,809,254	115,141
*	Life Time Group Holdings Inc.	4,169,142	115,068
	Travel + Leisure Co.	1,912,198	113,757
*	Shake Shack Inc. Class A	1,202,304	112,548
	Graham Holdings Co. Class B	95,166	112,040
*	M/I Homes Inc.	770,379	111,274
*	Peloton Interactive Inc. Class A	12,058,247	108,524
	Harley-Davidson Inc.	3,840,603	107,153
	Academy Sports & Outdoors Inc.	2,100,969	105,090
	Visteon Corp.	868,862	104,142
	TEGNA Inc.	5,050,251	102,672
	PriceSmart Inc.	837,229	101,464
	Polaris Inc.	1,691,099	98,304
*	OPENLANE Inc.	3,385,412	97,432
	Red Rock Resorts Inc. Class A	1,593,304	97,287
*	RH	471,668	95,824
*	Hilton Grand Vacations Inc.	2,271,243	94,961
	Rush Enterprises Inc. Class A	1,728,754	92,436
[1]	Cinemark Holdings Inc.	3,276,653	91,812
*,1	Lucid Group Inc. Class A	3,843,684	91,441
	Penske Automotive Group Inc.	515,862	89,714
*	Penn Entertainment Inc.	4,552,809	87,687
*	Tri Pointe Homes Inc.	2,568,594	87,255
[1]	Choice Hotels International Inc.	804,774	86,038
	American Eagle Outfitters Inc.	4,943,676	84,586
	Dana Inc.	4,136,471	82,895
*	YETI Holdings Inc.	2,490,277	82,627
*,1	Avis Budget Group Inc.	505,076	81,103
	News Corp. Class B	2,329,263	80,476
	Steven Madden Ltd.	2,325,382	77,854
[1]	Cheesecake Factory Inc.	1,404,287	76,730
*	Liberty Media Corp.-Liberty Formula One Class A	792,062	75,420
*	Green Brick Partners Inc.	978,299	72,257
*	Capri Holdings Ltd.	3,566,663	71,048
	Newell Brands Inc.	13,250,215	69,431
*	Hanesbrands Inc.	10,512,446	69,277
	Perdoceo Education Corp.	1,839,262	69,267
	Levi Strauss & Co. Class A	2,968,448	69,165
	Phinia Inc.	1,179,896	67,820
*	National Vision Holdings Inc.	2,296,609	67,038
	LCI Industries	711,632	66,289
	Wolverine World Wide Inc.	2,412,694	66,204
	Marriott Vacations Worldwide Corp.	982,959	65,426
	HNI Corp.	1,386,738	64,969
*	Six Flags Entertainment Corp.	2,856,353	64,896
[1]	Acushnet Holdings Corp.	823,434	64,631
*	Goodyear Tire & Rubber Co.	8,600,391	64,331
*	Victoria's Secret & Co.	2,332,568	63,306
*	Ondas Holdings Inc.	7,925,094	61,182
	Strategic Education Inc.	687,008	59,090
*	Liberty Media Corp.-Liberty Live Class A	613,877	57,889
*	Knowles Corp.	2,456,715	57,266
[1]	Dillard's Inc. Class A	93,007	57,151
	Steelcase Inc. Class A	3,320,972	57,121
*	Rush Street Interactive Inc.	2,762,221	56,570
*	Sonos Inc.	3,552,195	56,125
	Buckle Inc.	956,589	56,113
*	Madison Square Garden Entertainment Corp. Class A	1,235,002	55,871
	Interparfums Inc.	551,986	54,304
*	Lionsgate Studios Corp.	7,812,083	53,903
*	Arlo Technologies Inc.	3,147,014	53,342
*	TripAdvisor Inc.	3,247,722	52,808
	Worthington Enterprises Inc.	947,338	52,568
*	Atlanta Braves Holdings Inc. Class C	1,261,783	52,478
*,1	Sphere Entertainment Co.	841,647	52,283

		Shares	Market Value ($000)
*	Sally Beauty Holdings Inc.	3,156,364	51,386
	Century Communities Inc.	803,718	50,932
[1]	Kohl's Corp.	3,302,756	50,763
*	Universal Technical Institute Inc.	1,548,118	50,391
	Interface Inc. Class A	1,739,467	50,340
*	ACV Auctions Inc. Class A	5,076,850	50,312
	Winmark Corp.	98,200	48,881
*,1	AMC Entertainment Holdings Inc. Class A	16,819,092	48,775
	John Wiley & Sons Inc. Class A	1,198,941	48,521
[1]	Papa John's International Inc.	997,183	48,014
*	Central Garden & Pet Co. Class A	1,612,051	47,604
*	Coty Inc. Class A	11,180,774	45,170
*	JetBlue Airways Corp.	9,162,602	45,080
	La-Z-Boy Inc.	1,304,245	44,762
*	United Parks & Resorts Inc.	860,161	44,470
	Monarch Casino & Resort Inc.	400,496	42,388
	Wendy's Co.	4,550,851	41,686
*	Coursera Inc.	3,504,817	41,041
	Columbia Sportswear Co.	782,863	40,944
	PROG Holdings Inc.	1,196,771	38,727
	MillerKnoll Inc.	2,169,014	38,478
	Upbound Group Inc.	1,570,158	37,103
	Leggett & Platt Inc.	4,050,887	35,972
*	Topgolf Callaway Brands Corp.	3,754,181	35,665
	Sonic Automotive Inc. Class A	462,395	35,184
*	LGI Homes Inc.	637,741	32,978
*	Global Business Travel Group I	3,972,762	32,100
*	Allegiant Travel Co.	513,634	31,214
*	Integral Ad Science Holding Corp.	3,066,549	31,187
[1]	Cracker Barrel Old Country Store Inc.	703,541	30,998
*	G-III Apparel Group Ltd.	1,151,485	30,641
*,1	RealReal Inc.	2,853,661	30,334
*,1	Red Cat Holdings Inc.	2,912,017	30,139
	Carter's Inc.	1,067,004	30,111
*	Gentherm Inc.	849,268	28,926
*	Driven Brands Holdings Inc.	1,790,297	28,842
	Winnebago Industries Inc.	860,044	28,760
	Camping World Holdings Inc. Class A	1,817,054	28,691
*	Fox Factory Holding Corp.	1,170,954	28,442
	Standard Motor Products Inc.	693,428	28,306
*	ThredUp Inc. Class A	2,913,671	27,534
*,1	Hertz Global Holdings Inc.	3,991,749	27,144
*	Revolve Group Inc. Class A	1,269,324	27,037
	Build-A-Bear Workshop Inc.	400,485	26,116
*	ODP Corp.	932,911	25,982
*	Pursuit Attractions & Hospitality Inc.	717,232	25,949
*	QuinStreet Inc.	1,676,085	25,929
*	First Watch Restaurant Group Inc.	1,534,696	24,003
*	Under Armour Inc. Class C	4,933,156	23,827
*	Sweetgreen Inc. Class A	2,980,655	23,786
*	Cars.com Inc.	1,931,222	23,600
*,1	Dream Finders Homes Inc. Class A	899,847	23,324
*	Beazer Homes USA Inc.	930,784	22,851
*	XPEL Inc.	690,844	22,846
*,1	Under Armour Inc. Class A	4,568,789	22,798
	Rush Enterprises Inc. Class B	392,525	22,539
	Ethan Allen Interiors Inc.	759,110	22,363
	Matthews International Corp. Class A	919,395	22,323
*	Sabre Corp.	11,772,214	21,543
	Sturm Ruger & Co. Inc.	490,758	21,333
*	Udemy Inc.	3,009,401	21,096
*	Accel Entertainment Inc. Class A	1,876,764	20,776
*	BJ's Restaurants Inc.	678,489	20,714
*	American Axle & Manufacturing Holdings Inc.	3,397,937	20,422
*	Daily Journal Corp.	43,421	20,197
*	Sun Country Airlines Holdings Inc.	1,704,348	20,128
*	Lincoln Educational Services Corp.	835,377	19,631
*	Malibu Boats Inc. Class A	597,904	19,402
*	Cooper-Standard Holdings Inc.	516,904	19,089
*	Stagwell Inc. Class A	3,346,835	18,843

		Shares	Market Value ($000)
[1]	Guess? Inc.	1,112,651	18,592
	Carriage Services Inc. Class A	416,148	18,535
	Oxford Industries Inc.	454,484	18,425
*	Figs Inc. Class A	2,745,056	18,364
*	Gannett Co. Inc.	4,396,022	18,156
*	Helen of Troy Ltd.	718,981	18,118
*	Hovnanian Enterprises Inc. Class A	139,540	17,929
*	American Public Education Inc.	453,533	17,901
*,1	U-Haul Holding Co.	309,869	17,684
*	Arhaus Inc. Class A	1,594,925	16,954
	Sinclair Inc.	1,120,238	16,916
*	Bed Bath & Beyond Inc.	1,723,699	16,875
	Bloomin' Brands Inc.	2,337,894	16,763
*	Mister Car Wash Inc.	3,067,575	16,350
*,1	Savers Value Village Inc.	1,219,389	16,157
	Gray Media Inc.	2,792,038	16,138
	Monro Inc.	893,436	16,055
*	Liquidity Services Inc.	581,451	15,949
*,1	Dave & Buster's Entertainment Inc.	861,005	15,636
*	Thryv Holdings Inc.	1,293,745	15,603
	Global Industrial Co.	421,986	15,474
	Scholastic Corp.	555,175	15,201
*	Clear Channel Outdoor Holdings Inc.	9,566,356	15,115
*	Lindblad Expeditions Holdings Inc.	1,175,346	15,044
*	MarineMax Inc.	593,832	15,042
	Golden Entertainment Inc.	618,491	14,584
	A-Mark Precious Metals Inc.	558,061	14,437
*	Stitch Fix Inc. Class A	3,239,357	14,091
*	Eastman Kodak Co.	2,193,993	14,063
*	Potbelly Corp.	814,612	13,881
	Caleres Inc.	1,047,218	13,656
*	Clean Energy Fuels Corp.	5,159,707	13,312
*	Latham Group Inc.	1,743,092	13,265
*	Corsair Gaming Inc.	1,486,810	13,262
	Smith & Wesson Brands Inc.	1,312,588	12,903
*,1	Portillo's Inc. Class A	1,991,273	12,844
*,1	Venu Holding Corp.	942,588	12,075
*,1	Frontier Group Holdings Inc.	2,683,877	11,849
[1]	Jack in the Box Inc.	588,924	11,643
	Shoe Carnival Inc.	547,353	11,379
*,1	McGraw Hill Inc.	900,278	11,298
	Marcus Corp.	719,696	11,162
[1]	Dine Brands Global Inc.	449,954	11,123
*,1	Kura Sushi USA Inc. Class A	186,097	11,056
*	MasterCraft Boat Holdings Inc.	510,498	10,955
*	Boston Omaha Corp. Class A	835,845	10,933
[1]	Krispy Kreme Inc.	2,734,629	10,583
*,1	SES AI Corp. Class A	6,263,820	10,461
*	Unusual Machines Inc.	677,734	10,234
*,1	Atlanta Braves Holdings Inc. Class A	219,924	10,000
*	Genesco Inc.	340,591	9,874
	National CineMedia Inc.	2,185,560	9,857
*	iHeartMedia Inc. Class A	3,294,199	9,454
*	Zumiez Inc.	469,207	9,201
*	Motorcar Parts of America Inc.	556,164	9,199
	Haverty Furniture Cos. Inc.	411,340	9,021
	Cricut Inc. Class A	1,433,433	9,016
*	Petco Health & Wellness Co. Inc. Class A	2,328,211	9,010
*	Strattec Security Corp.	129,194	8,793
	Movado Group Inc.	459,424	8,715
	Arko Corp.	1,762,920	8,057
	Nathan's Famous Inc.	71,677	7,937
*,1	GoPro Inc. Class A	3,734,619	7,917
*	Denny's Corp.	1,472,994	7,704
	RCI Hospitality Holdings Inc.	251,445	7,672
*	Turtle Beach Corp.	479,363	7,622
*,1	MNTN Inc. Class A	408,220	7,572
*	El Pollo Loco Holdings Inc.	775,843	7,526
*	AMC Networks Inc. Class A	886,022	7,301
*	Lovesac Co.	430,092	7,281

		Shares	Market Value ($000)
*,1	Biglari Holdings Inc. Class B	21,636	7,002
*	KinderCare Learning Cos. Inc.	1,048,972	6,965
	Rocky Brands Inc.	226,782	6,756
*	Holley Inc.	2,085,937	6,550
	Flexsteel Industries Inc.	138,879	6,437
*	America's Car-Mart Inc.	218,037	6,369
*,1	Faraday Future Intelligent Electric Inc. Class A	4,837,240	6,288
	CuriosityStream Inc.	1,184,133	6,276
	Weyco Group Inc.	204,489	6,153
*,1	Stoneridge Inc.	807,036	6,150
	Starz Entertainment Corp.	413,287	6,088
*	Xponential Fitness Inc. Class A	763,464	5,947
*,1	Vuzix Corp.	1,871,973	5,859
*	Central Garden & Pet Co.	178,521	5,829
*,1	Barnes & Noble Education Inc.	572,184	5,693
*,1	Surf Air Mobility Inc.	1,324,863	5,684
	Johnson Outdoors Inc. Class A	139,295	5,626
*,1	OneWater Marine Inc. Class A	351,156	5,562
*	Citi Trends Inc.	172,055	5,339
*	EW Scripps Co. Class A	2,155,124	5,302
*	Smith Douglas Homes Corp. Class A	290,904	5,137
*	Lands' End Inc.	354,406	4,997
*	Legacy Housing Corp.	181,643	4,997
	Bassett Furniture Industries Inc.	307,199	4,805
*,1	Bally's Corp.	432,858	4,805
	JAKKS Pacific Inc.	254,362	4,764
*	Chegg Inc.	3,051,346	4,608
*,1	Blink Charging Co.	2,803,465	4,598
*,1	Sleep Number Corp.	651,785	4,576
*	Tile Shop Holdings Inc.	755,324	4,570
	Superior Group of Cos. Inc.	424,564	4,551
[1]	Designer Brands Inc. Class A	1,225,172	4,337
	Entravision Communications Corp. Class A	1,814,109	4,227
	Hooker Furnishings Corp.	402,511	4,085
*,1	Outdoor Holding Co.	2,746,311	4,065
*	American Outdoor Brands Inc.	467,108	4,054
[1]	Lakeland Industries Inc.	272,381	4,031
*	Funko Inc. Class A	1,108,538	3,813
	Escalade Inc.	302,827	3,807
*,1	Wheels Up Experience Inc. Class A	2,047,257	3,767
	J. Jill Inc.	217,558	3,731
*	Fossil Group Inc.	1,439,743	3,700
*	European Wax Center Inc. Class A	923,924	3,686
	Hamilton Beach Brands Holding Co. Class A	255,388	3,670
*	Kewaunee Scientific Corp.	84,399	3,600
*,1	Luminar Technologies Inc. Class A	1,784,629	3,409
*	BARK Inc.	3,998,922	3,322
	Virco Manufacturing Corp.	427,814	3,316
*,1	Cardlytics Inc.	1,353,102	3,288
*,1	Full House Resorts Inc.	1,010,955	3,245
*	Red Robin Gourmet Burgers Inc.	465,103	3,191
*,1	iRobot Corp.	884,421	3,175
	Clarus Corp.	880,377	3,081
*	Sportsman's Warehouse Holdings Inc.	1,092,670	3,027
*,1	Biglari Holdings Inc. Class A	1,883	2,909
	Marine Products Corp.	319,224	2,832
*,1	QVC Group Inc.	209,445	2,825
[1]	Lucky Strike Entertainment Corp.	273,959	2,805
*	Century Casinos Inc.	1,053,980	2,751
*	Legacy Education Inc.	273,159	2,614
*	Playstudios Inc.	2,695,931	2,595
*	Gaia Inc. Class A	432,448	2,560
*	Envela Corp.	316,830	2,474
	Townsquare Media Inc. Class A	367,771	2,471
*	Travelzoo	244,634	2,405
*,1	ONE Group Hospitality Inc.	805,789	2,385
*,1	Cato Corp. Class A	536,789	2,260
*,1	Nerdy Inc.	1,733,915	2,185
*	Teads Holding Co.	1,317,141	2,173
*	Traeger Inc.	1,729,402	2,110

		Shares	Market Value ($000)
*	Destination XL Group Inc.	1,599,157	2,095
*,1	1-800-Flowers.com Inc. Class A	440,900	2,028
*,1	Falcon's Beyond Global Inc. Class A	176,810	1,948
*,1	RideNow Group Inc. Class B	432,376	1,902
*	Duluth Holdings Inc. Class B	477,866	1,868
*	Universal Electronics Inc.	370,620	1,727
	Saga Communications Inc. Class A	131,209	1,632
*,1	GameSquare Holdings Inc.	2,404,372	1,632
	Lifetime Brands Inc.	403,605	1,562
*	IZEA Worldwide Inc.	407,961	1,518
*	Purple Innovation Inc. Class A	1,610,685	1,505
*	Vera Bradley Inc.	745,827	1,499
*	Mesa Air Group Inc.	1,150,655	1,496
*,1	Tilly's Inc. Class A	723,084	1,490
	CompX International Inc.	62,638	1,466
*,1	Torrid Holdings Inc.	795,038	1,391
*	Children's Place Inc.	217,620	1,351
*	Cineverse Corp. Class A	391,937	1,317
*	United Homes Group Inc. Class A	295,213	1,219
*	CarParts.com Inc.	1,693,085	1,204
*,1	Black Rock Coffee Bar Inc. Class A	49,942	1,192
*	Marchex Inc. Class B	653,901	1,170
*,1	LiveOne Inc.	253,151	1,045
*,1	Grove Collaborative Holdings Class A	683,194	1,025
*	Leslie's Inc.	180,915	995
*	Big 5 Sporting Goods Corp.	672,566	968
*	Noodles & Co. Class A	1,475,501	938
	Crown Crafts Inc.	313,409	912
*	Kartoon Studios Inc.	1,158,385	855
*,1	Allbirds Inc. Class A	150,702	854
*	Lee Enterprises Inc.	155,312	845
*	Live Ventures Inc.	44,195	812
	Brilliant Earth Group Inc. Class A	373,042	772
*,1	NextNRG Inc.	411,100	752
*	Reading International Inc. Class A	497,592	731
*	Koss Corp.	142,540	724
*	Harte Hanks Inc.	189,891	704
*,1	Brand House Collective Inc.	427,112	696
*	Good Times Restaurants Inc.	343,439	563
*	Urban One Inc.	693,519	514
[1]	Flanigan's Enterprises Inc.	14,453	461
	Jerash Holdings US Inc.	132,571	440
*	Ark Restaurants Corp.	57,413	408
*,1	Fluent Inc.	181,090	402
*	SPAR Group Inc.	361,304	372
*,1	Focus Universal Inc.	116,165	354
	GEN Restaurant Group Inc. Class A	127,318	350
[1]	FAT Brands Inc. Class A	178,246	348
	Tandy Leather Factory Inc.	103,981	315
*	Rent the Runway Inc. Class A	63,278	312
*	Rave Restaurant Group Inc.	92,330	306
*	Stran & Co. Inc.	179,148	297
*,1	Sonder Holdings Inc.	221,764	282
*	FlexShopper Inc.	416,090	267
*,1	Lulu's Fashion Lounge Holdings Inc.	41,252	196
*	Inspirato Inc. Class A	64,590	191
*,1	Allied Gaming & Entertainment Inc.	184,779	170
*	Dolphin Entertainment Inc.	131,998	170
*,1	flyExclusive Inc.	25,664	127
*,2	Luby's Inc.	449,752	112
*	PodcastOne Inc.	59,206	99
*	Aterian Inc.	88,705	93
*	Urban One Inc. Class A	38,250	53
	FAT Brands Inc. Class B	17,429	46
*,2	SRAX Inc.	590,641	41
*	Snail Inc. Class A	30,903	34
	Royalty Management Holding Corp.	9,557	21
*	AXIL Brands Inc.	1,986	12
*	Yunhong Green CTI Ltd.	21,466	10
*	Regis Corp.	200	6

		Shares	Market Value ($000)
	Gray Media Inc. Class A	265	3
*	Adapti Inc.	1,279	2
			288,791,180
Consumer Staples (3.5%)
	Procter & Gamble Co.	73,710,717	11,325,652
	Philip Morris International Inc.	48,996,628	7,947,253
	Coca-Cola Co.	108,285,698	7,181,507
	PepsiCo Inc.	43,077,738	6,049,838
	Altria Group Inc.	52,862,219	3,492,078
	McKesson Corp.	3,911,905	3,022,103
	CVS Health Corp.	39,907,290	3,008,611
	Mondelez International Inc. Class A	40,740,144	2,545,037
	Colgate-Palmolive Co.	25,395,187	2,030,091
	Cencora Inc.	5,785,866	1,808,257
	Corteva Inc.	21,476,197	1,452,435
*	Monster Beverage Corp.	21,515,537	1,448,211
	Kimberly-Clark Corp.	10,433,590	1,297,313
	Kroger Co.	18,751,562	1,264,043
	Sysco Corp.	15,051,246	1,239,320
	Keurig Dr Pepper Inc.	40,622,792	1,036,287
	Kenvue Inc.	60,354,006	979,545
	Archer-Daniels-Midland Co.	15,127,939	903,743
	Hershey Co.	4,666,088	872,792
	General Mills Inc.	16,834,601	848,801
	Kellanova	8,716,081	714,893
	Kraft Heinz Co.	26,114,335	680,017
	Church & Dwight Co. Inc.	7,707,669	675,423
	Casey's General Stores Inc.	1,170,731	661,838
	Constellation Brands Inc. Class A	4,445,409	598,663
*	US Foods Holding Corp.	7,086,177	542,943
	McCormick & Co. Inc. (Non-Voting)	7,980,203	533,955
*	Performance Food Group Co.	4,917,530	511,620
	Tyson Foods Inc. Class A	8,929,089	484,850
	Clorox Co.	3,837,317	473,141
	Bunge Global SA	4,413,618	358,606
	J M Smucker Co.	3,197,975	347,300
*	Sprouts Farmers Market Inc.	3,087,795	335,952
*	Celsius Holdings Inc.	5,693,868	327,340
	Conagra Brands Inc.	15,048,225	275,533
	Lamb Weston Holdings Inc.	4,355,211	252,951
	Brown-Forman Corp. Class B	9,123,883	247,075
	Ingredion Inc.	2,001,926	244,455
	Hormel Foods Corp.	9,554,787	236,385
	Molson Coors Beverage Co. Class B	5,216,064	236,027
	Campbell's Co.	6,135,149	193,748
	Coca-Cola Consolidated Inc.	1,572,759	184,264
	Albertsons Cos. Inc. Class A	9,726,473	170,311
	Primo Brands Corp. Class A	7,650,172	169,069
*	Post Holdings Inc.	1,455,314	156,417
*	Darling Ingredients Inc.	4,751,616	146,682
*	BellRing Brands Inc.	3,961,293	143,993
	Cal-Maine Foods Inc.	1,293,511	121,719
	Marzetti Co.	610,405	105,472
*	Freshpet Inc.	1,544,040	85,092
	WD-40 Co.	429,584	84,886
	Flowers Foods Inc.	6,033,599	78,738
*	Simply Good Foods Co.	2,890,455	71,741
*	United Natural Foods Inc.	1,796,317	67,577
*	Chefs' Warehouse Inc.	1,136,516	66,293
	Pilgrim's Pride Corp.	1,502,901	61,198
*	Vita Coco Co. Inc.	1,354,721	57,535
	Energizer Holdings Inc.	2,115,989	52,667
*	Boston Beer Co. Inc. Class A	240,534	50,854
	Turning Point Brands Inc.	500,166	49,446
	J & J Snack Foods Corp.	506,272	48,648
*	Grocery Outlet Holding Corp.	2,922,280	46,903
*	Vital Farms Inc.	1,070,590	44,055
	Fresh Del Monte Produce Inc.	1,205,070	41,840
	Universal Corp.	745,550	41,654

		Shares	Market Value ($000)
	Andersons Inc.	1,017,657	40,513
	Reynolds Consumer Products Inc.	1,649,240	40,357
	Spectrum Brands Holdings Inc.	727,918	38,238
	Brown-Forman Corp. Class A	1,331,214	35,823
	Weis Markets Inc.	439,409	31,580
	Ingles Markets Inc. Class A	452,168	31,453
	Edgewell Personal Care Co.	1,464,807	29,823
	Seaboard Corp.	7,448	27,163
*	National Beverage Corp.	723,626	26,716
*	TreeHouse Foods Inc.	1,300,903	26,291
	Utz Brands Inc.	2,145,667	26,070
*	Herbalife Ltd.	3,042,286	25,677
[1]	Tootsie Roll Industries Inc.	538,790	22,586
	John B Sanfilippo & Son Inc.	307,135	19,743
	Oil-Dri Corp. of America	318,640	19,450
	Nu Skin Enterprises Inc. Class A	1,470,047	17,920
	Natural Grocers by Vitamin Cottage Inc.	415,697	16,628
*	Seneca Foods Corp. Class A	152,997	16,514
*	Mission Produce Inc.	1,311,797	15,768
*	Guardian Pharmacy Services Inc. Class A	539,952	14,163
	Calavo Growers Inc.	532,150	13,698
	ACCO Brands Corp.	2,782,684	11,103
*	Mama's Creations Inc.	1,037,947	10,909
[1]	B&G Foods Inc.	2,427,526	10,754
	MGP Ingredients Inc.	443,585	10,730
*	Honest Co. Inc.	2,822,822	10,388
	Village Super Market Inc. Class A	274,752	10,265
*	USANA Health Sciences Inc.	351,083	9,672
	Limoneira Co.	575,592	8,548
*,1	Westrock Coffee Co.	1,604,207	7,796
*	Nature's Sunshine Products Inc.	422,456	6,556
*,1	Beauty Health Co.	2,490,930	4,957
*	Lifeway Foods Inc.	169,056	4,693
	Alico Inc.	129,684	4,495
*,1	Medifast Inc.	319,978	4,374
*	Hain Celestial Group Inc.	2,766,770	4,371
*,1	Beyond Meat Inc.	2,268,167	4,287
*,1	Olaplex Holdings Inc.	3,057,880	4,006
*	HF Foods Group Inc.	1,218,570	3,363
*	GrowGeneration Corp.	1,692,468	3,165
[1]	Lifevantage Corp.	308,706	3,004
*	Zevia PBC Class A	1,076,055	2,927
*,1	BRC Inc. Class A	1,845,795	2,879
*,1	Playboy Inc.	1,548,526	2,276
*,1	FitLife Brands Inc.	110,932	2,206
*	PetMed Express Inc.	602,795	1,513
*,1	Veru Inc.	380,640	1,446
*	Barfresh Food Group Inc.	249,922	870
	AMCON Distributing Co.	7,591	864
*	Farmer Bros Co.	500,967	857
	United-Guardian Inc.	90,264	704
*,1	Cibus Inc. Class A	529,350	683
*	Willamette Valley Vineyards Inc.	149,173	543
*	Natural Alternatives International Inc.	159,045	461
*,1	Local Bounti Corp.	127,432	381
*	Bridgford Foods Corp.	47,744	379
*	Mannatech Inc.	31,432	309
*	Laird Superfood Inc.	50,487	282
*,1	Maison Solutions Inc. Class A	75,354	86
*	Synergy CHC Corp.	21,761	53
			71,526,015
Energy (3.1%)
	Exxon Mobil Corp.	134,138,934	15,124,165
	Chevron Corp.	61,196,097	9,503,142
	ConocoPhillips	39,299,538	3,717,343
	Williams Cos. Inc.	38,430,963	2,434,601
	EOG Resources Inc.	17,171,052	1,925,218
	Marathon Petroleum Corp.	9,564,258	1,843,415
	Phillips 66	12,715,995	1,729,630

		Shares	Market Value ($000)
	Kinder Morgan Inc.	59,413,819	1,682,005
	Valero Energy Corp.	9,777,495	1,664,716
	Schlumberger NV	47,235,608	1,623,488
	Cheniere Energy Inc.	6,570,739	1,543,992
	Baker Hughes Co.	31,030,584	1,511,810
	ONEOK Inc.	19,810,032	1,445,538
	Targa Resources Corp.	6,772,094	1,134,597
	Occidental Petroleum Corp.	23,262,578	1,099,157
	EQT Corp.	19,653,348	1,069,732
	Diamondback Energy Inc.	5,924,313	847,769
	Expand Energy Corp.	7,126,273	757,095
*	First Solar Inc.	3,208,470	707,564
	Devon Energy Corp.	19,972,843	700,248
	Halliburton Co.	24,108,730	593,075
	Texas Pacific Land Corp.	615,653	574,798
	Coterra Energy Inc.	22,771,270	538,541
	TechnipFMC plc	12,932,412	510,184
	DT Midstream Inc.	3,199,761	361,765
*	NEXTracker Inc. Class A	4,424,770	327,389
	Ovintiv Inc.	8,066,645	325,731
*	Antero Resources Corp.	9,238,633	310,048
	Permian Resources Corp.	22,241,861	284,696
	APA Corp.	11,292,698	274,187
	Range Resources Corp.	7,146,768	269,004
	HF Sinclair Corp.	5,020,901	262,794
	Antero Midstream Corp.	10,550,714	205,106
	Viper Energy Inc. Class A	5,317,102	203,220
	Chord Energy Corp.	1,806,886	179,550
*,1	Centrus Energy Corp. Class A	525,111	162,821
	Matador Resources Co.	3,519,669	158,139
	Weatherford International plc	2,283,497	156,260
	NOV Inc.	11,726,862	155,381
	Archrock Inc.	5,289,674	139,171
*	Enphase Energy Inc.	3,919,620	138,715
*	CNX Resources Corp.	4,189,189	134,557
	Magnolia Oil & Gas Corp. Class A	5,587,448	133,372
	Core Natural Resources Inc.	1,512,669	126,278
	Murphy Oil Corp.	4,245,750	120,622
	California Resources Corp.	2,238,517	119,044
	Noble Corp. plc	3,966,910	112,184
	Warrior Met Coal Inc.	1,672,469	106,436
	Peabody Energy Corp.	3,659,770	97,057
*	Transocean Ltd.	30,281,704	94,479
	Civitas Resources Inc.	2,898,990	94,217
	SM Energy Co.	3,603,038	89,968
*	Valaris Ltd.	1,821,924	88,855
*	Gulfport Energy Corp.	485,996	87,956
*,1	Plug Power Inc.	36,664,479	85,428
	Cactus Inc. Class A	2,134,822	84,261
*	American Superconductor Corp.	1,366,265	81,142
*	Oceaneering International Inc.	3,200,506	79,309
	PBF Energy Inc. Class A	2,546,659	76,833
	Kodiak Gas Services Inc.	2,074,056	76,678
	Northern Oil & Gas Inc.	2,922,836	72,486
*	Tidewater Inc.	1,340,436	71,485
	Helmerich & Payne Inc.	2,826,004	62,426
	Patterson-UTI Energy Inc.	11,831,955	61,290
	Liberty Energy Inc. Class A	4,876,479	60,176
	Delek US Holdings Inc.	1,851,335	59,743
[1]	Kinetik Holdings Inc. Class A	1,367,482	58,446
*	Seadrill Ltd.	1,876,695	56,695
*	Par Pacific Holdings Inc.	1,554,373	55,056
*	Alpha Metallurgical Resources Inc.	335,020	54,973
	Solaris Energy Infrastructure Inc. Class A	1,350,292	53,971
	Crescent Energy Co. Class A	5,688,890	50,745
*	DNOW Inc.	3,314,942	50,553
*	Calumet Inc.	2,559,727	46,715
*	Comstock Resources Inc.	2,307,043	45,749
	World Kinect Corp.	1,667,211	43,264
[1]	Venture Global Inc. Class A	2,922,025	41,464

		Shares	Market Value ($000)
*	Ramaco Resources Inc. Class A	1,246,350	41,366
*	NextDecade Corp.	5,794,574	39,345
*,1	Array Technologies Inc.	4,817,589	39,263
*	Shoals Technologies Group Inc. Class A	5,247,469	38,884
*	Expro Group Holdings NV	3,227,016	38,337
*	Talos Energy Inc.	3,902,587	37,426
*	MRC Global Inc.	2,533,749	36,537
*	CVR Energy Inc.	954,945	34,836
	Select Water Solutions Inc. Class A	3,162,924	33,812
*	Ameresco Inc. Class A	1,004,182	33,720
*	Helix Energy Solutions Group Inc.	4,497,484	29,503
*	NPK International Inc.	2,432,783	27,515
*	Bristow Group Inc. Class A	760,223	27,429
*	Innovex International Inc.	1,441,076	26,718
*	REX American Resources Corp.	843,936	25,841
[1]	Atlas Energy Solutions Inc.	2,118,833	24,091
*,1	Fluence Energy Inc.	2,039,566	22,027
	SunCoke Energy Inc.	2,697,356	22,010
*	TETRA Technologies Inc.	3,741,411	21,513
[1]	Vitesse Energy Inc.	907,057	21,071
*	EVgo Inc. Class A	3,993,332	18,888
*	Hallador Energy Co.	942,665	18,448
*	Green Plains Inc.	1,954,358	17,179
*	Vital Energy Inc.	975,618	16,478
*,1	Solid Power Inc.	4,533,636	15,732
*	Nabors Industries Ltd.	383,499	15,674
	RPC Inc.	3,150,748	14,998
*	ProPetro Holding Corp.	2,826,739	14,812
*,1	Gevo Inc.	7,036,257	13,791
	Core Laboratories Inc.	1,068,539	13,207
	VAALCO Energy Inc.	3,280,411	13,187
*,1	New Fortress Energy Inc. Class A	5,692,963	12,581
	Riley Exploration Permian Inc.	451,154	12,231
*	BKV Corp.	524,358	12,128
	Granite Ridge Resources Inc.	2,111,551	11,423
*	Oil States International Inc.	1,880,515	11,396
	SandRidge Energy Inc.	977,234	11,023
*	Matrix Service Co.	819,589	10,720
	Natural Gas Services Group Inc.	364,721	10,209
*	Forum Energy Technologies Inc.	359,707	9,608
	Flowco Holdings Inc. Class A	579,941	8,612
*,1	Geospace Technologies Corp.	420,865	7,980
*	Summit Midstream Corp.	376,117	7,725
*,1	T1 Energy Inc.	3,415,978	7,447
	Berry Corp.	1,956,267	7,395
*,1	ChargePoint Holdings Inc.	635,357	6,938
	Ranger Energy Services Inc. Class A	451,199	6,335
*	Amplify Energy Corp.	1,143,758	6,005
*	Ring Energy Inc.	5,096,746	5,555
*,1	American Resources Corp.	2,045,517	5,523
[1]	HighPeak Energy Inc.	780,783	5,520
[1]	W&T Offshore Inc.	2,940,806	5,352
*,1	Infinity Natural Resources Inc. Class A	407,708	5,345
*	FuelCell Energy Inc.	652,933	5,093
*	Flotek Industries Inc.	342,988	5,008
	NACCO Industries Inc. Class A	118,641	5,002
*	SEACOR Marine Holdings Inc.	767,805	4,983
*	DMC Global Inc.	579,510	4,897
	Evolution Petroleum Corp.	879,318	4,238
*,1	Stem Inc.	237,884	4,168
*	BitMine Immersion Technologies Inc.	74,200	3,853
*,1	Montauk Renewables Inc.	1,906,242	3,832
	Energy Services of America Corp.	333,207	3,449
*,1	Aemetis Inc.	1,488,903	3,350
	Epsilon Energy Ltd.	624,324	3,147
	FutureFuel Corp.	809,493	3,141
*,1	Complete Solaria Inc.	1,745,383	3,072
[1]	Ramaco Resources Inc. Class B	167,845	2,828
*	Gulf Island Fabrication Inc.	400,548	2,812
*,1	Ocean Power Technologies Inc.	3,820,209	1,924

		Shares	Market Value ($000)
	Smart Sand Inc.	835,920	1,789
*,1	WaterBridge Infrastructure LLC Class A	70,735	1,784
*,1	Empire Petroleum Corp.	348,393	1,575
*,1	FTC Solar Inc.	200,258	1,412
*,1	OPAL Fuels Inc. Class A	614,014	1,351
*,1	Beam Global	415,757	1,197
*	Ideal Power Inc.	235,153	1,183
*	Tigo Energy Inc.	468,321	1,171
*	PrimeEnergy Resources Corp.	6,963	1,163
*	Mammoth Energy Services Inc.	443,889	1,016
*	KLX Energy Services Holdings Inc.	404,308	776
*,1	Stabilis Solutions Inc.	166,298	725
*	Drilling Tools International Corp.	290,378	668
*,1	US Energy Corp. Class A	407,503	481
*	PEDEVCO Corp.	827,349	478
	Mexco Energy Corp.	43,651	400
*,1	Nine Energy Service Inc.	596,200	377
*	NCS Multistage Holdings Inc.	7,045	360
*	Barnwell Industries Inc.	237,296	308
*,1	SolarMax Technology Inc.	268,736	282
*,1	Battalion Oil Corp.	218,648	265
*,1	Verde Clean Fuels Inc.	86,608	264
*,1	ESS Tech Inc.	162,278	247
*	MIND Technology Inc.	3,101	25
*	Dawson Geophysical Co.	2,782	5
*,1,2	Novusterra Inc.	174,215	—
			62,094,501
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	56,328,612	28,318,646
	JPMorgan Chase & Co.	83,520,177	26,344,769
	Bank of America Corp.	190,494,445	9,827,608
	Wells Fargo & Co.	100,786,664	8,447,938
	Goldman Sachs Group Inc.	9,054,615	7,210,643
	Morgan Stanley	37,660,907	5,986,578
	Citigroup Inc.	52,105,722	5,288,731
	Charles Schwab Corp.	54,262,176	5,180,410
	Blackrock Inc.	4,385,807	5,113,281
	S&P Global Inc.	9,831,834	4,785,252
	Progressive Corp.	18,445,934	4,555,223
	Blackstone Inc.	23,199,806	3,963,687
*	Robinhood Markets Inc. Class A	24,361,474	3,488,076
	Chubb Ltd.	11,909,392	3,361,426
	Marsh & McLennan Cos. Inc.	15,471,532	3,117,978
	CME Group Inc.	11,345,375	3,065,407
	Intercontinental Exchange Inc.	18,009,634	3,034,263
	KKR & Co. Inc.	21,035,329	2,733,541
	Arthur J Gallagher & Co.	8,076,849	2,501,723
	PNC Financial Services Group Inc.	12,367,632	2,485,028
	Bank of New York Mellon Corp.	22,185,617	2,417,345
	US Bancorp	48,888,539	2,362,783
	Aon plc Class A	6,452,470	2,300,822
*	Coinbase Global Inc. Class A	6,762,386	2,282,238
	Moody's Corp.	4,784,673	2,279,801
	Travelers Cos. Inc.	7,083,359	1,977,815
	Aflac Inc.	16,840,450	1,881,078
	Truist Financial Corp.	40,500,233	1,851,671
	Allstate Corp.	8,291,814	1,779,838
	Apollo Global Management Inc.	12,681,117	1,690,012
	MetLife Inc.	17,760,874	1,462,963
	Ameriprise Financial Inc.	2,964,698	1,456,408
	Nasdaq Inc.	16,247,249	1,437,069
	American International Group Inc.	17,410,435	1,367,416
	MSCI Inc.	2,312,453	1,312,109
	Hartford Insurance Group Inc.	8,844,023	1,179,704
	Prudential Financial Inc.	11,065,110	1,147,895
	Willis Towers Watson plc	3,074,215	1,061,988
	Ares Management Corp. Class A	6,460,677	1,032,998
	Arch Capital Group Ltd.	11,158,764	1,012,435
	State Street Corp.	8,485,158	984,363

		Shares	Market Value ($000)
	Raymond James Financial Inc.	5,652,602	975,639
	M&T Bank Corp.	4,908,254	969,969
*	SoFi Technologies Inc.	35,878,748	947,917
	Fifth Third Bancorp	20,805,669	926,893
	Interactive Brokers Group Inc. Class A	13,315,328	916,228
	Broadridge Financial Solutions Inc.	3,687,950	878,359
*	Berkshire Hathaway Inc. Class A	1,161	875,626
	LPL Financial Holdings Inc.	2,521,539	838,891
	Brown & Brown Inc.	8,851,419	830,175
	Cboe Global Markets Inc.	3,299,186	809,125
	Huntington Bancshares Inc.	45,874,891	792,259
	Cincinnati Financial Corp.	4,928,189	779,147
	Northern Trust Corp.	5,728,595	771,069
	Regions Financial Corp.	28,041,403	739,452
*	Markel Group Inc.	378,094	722,674
	T. Rowe Price Group Inc.	6,911,793	709,426
	W R Berkley Corp.	8,980,616	688,095
	Citizens Financial Group Inc.	12,864,164	683,859
	KeyCorp	34,361,665	642,220
	Principal Financial Group Inc.	6,993,373	579,821
	Loews Corp.	5,174,466	519,465
	First Citizens BancShares Inc. Class A	281,258	503,216
	Carlyle Group Inc.	7,976,926	500,153
	Fidelity National Financial Inc.	8,109,297	490,531
	Equitable Holdings Inc.	9,457,784	480,266
	East West Bancorp Inc.	4,338,732	461,858
	Everest Group Ltd.	1,317,634	461,475
	Mr. Cooper Group Inc.	2,020,099	425,817
	Tradeweb Markets Inc. Class A	3,672,627	407,588
	Annaly Capital Management Inc.	20,046,987	405,150
	Reinsurance Group of America Inc.	2,069,626	397,637
	Unum Group	5,084,293	395,456
	Evercore Inc. Class A	1,153,729	389,176
	RenaissanceRe Holdings Ltd.	1,478,008	375,311
	First Horizon Corp.	15,957,679	360,803
	Houlihan Lokey Inc. Class A	1,710,527	351,205
	Stifel Financial Corp.	3,059,675	347,181
	Globe Life Inc.	2,421,750	346,238
	Assurant Inc.	1,591,010	344,613
	FactSet Research Systems Inc.	1,191,390	341,321
	Ally Financial Inc.	8,589,185	336,696
[1]	Blue Owl Capital Inc. Class A	19,658,557	332,819
	American Financial Group Inc.	2,238,384	326,177
	Invesco Ltd.	13,995,200	321,050
[1]	AGNC Investment Corp.	32,683,199	319,969
	SOUTHSTATE BANK Corp.	3,189,177	315,314
	Webster Financial Corp.	5,204,086	309,331
	Kinsale Capital Group Inc.	699,670	297,542
	Jefferies Financial Group Inc.	4,546,696	297,445
	Old Republic International Corp.	6,986,153	296,702
	SEI Investments Co.	3,479,274	295,216
	Western Alliance Bancorp	3,319,051	287,828
	Primerica Inc.	1,021,622	283,592
	Wintrust Financial Corp.	2,097,424	277,783
	Comerica Inc.	4,049,916	277,500
	Corebridge Financial Inc.	8,657,632	277,477
	Zions Bancorp NA	4,637,386	262,383
	Erie Indemnity Co. Class A	802,586	255,351
	UMB Financial Corp.	2,156,261	255,193
	Popular Inc.	2,005,301	254,693
	Old National Bancorp	11,134,076	244,393
	Cullen/Frost Bankers Inc.	1,917,960	243,140
	Columbia Banking System Inc.	9,419,687	242,463
	Lincoln National Corp.	5,967,821	240,682
	Commerce Bancshares Inc.	3,982,016	237,965
	TPG Inc. Class A	3,996,982	229,627
	Pinnacle Financial Partners Inc.	2,438,368	228,695
	Franklin Resources Inc.	9,804,279	226,773
	Voya Financial Inc.	3,025,468	226,305
	Axis Capital Holdings Ltd.	2,331,448	223,353

		Shares	Market Value ($000)
	Jackson Financial Inc. Class A	2,183,979	221,084
*,1	Circle Internet Group Inc. Class A	1,666,612	220,959
	Cadence Bank	5,768,103	216,535
	Starwood Property Trust Inc.	10,935,781	211,826
	OneMain Holdings Inc.	3,715,564	209,781
	MGIC Investment Corp.	7,213,723	204,653
	Synovus Financial Corp.	4,136,544	203,022
*,1	MARA Holdings Inc.	11,116,191	202,982
	Affiliated Managers Group Inc.	849,564	202,562
*	Riot Platforms Inc.	10,420,407	198,300
	First American Financial Corp.	3,060,356	196,597
	MarketAxess Holdings Inc.	1,120,794	195,298
	Ryan Specialty Holdings Inc. Class A	3,398,028	191,513
	Rithm Capital Corp.	16,597,924	189,050
	FirstCash Holdings Inc.	1,190,810	188,648
	Lazard Inc.	3,551,046	187,424
	Prosperity Bancshares Inc.	2,800,163	185,791
	Essent Group Ltd.	2,922,862	185,777
	Hanover Insurance Group Inc.	1,016,386	184,606
	Morningstar Inc.	794,582	184,351
	Piper Sandler Cos.	530,413	184,048
	FNB Corp.	11,232,078	180,949
	RLI Corp.	2,751,757	179,470
	Glacier Bancorp Inc.	3,634,676	176,900
*,1	Galaxy Digital Inc. Class A	5,175,541	174,985
	Janus Henderson Group plc	3,909,873	174,028
	SLM Corp.	6,274,922	173,690
	Bank OZK	3,381,419	172,385
	Hamilton Lane Inc. Class A	1,236,340	166,646
	Moelis & Co. Class A	2,329,795	166,161
	United Bankshares Inc.	4,442,054	165,289
*	Clearwater Analytics Holdings Inc. Class A	9,099,876	163,980
	Atlantic Union Bankshares Corp.	4,536,227	160,083
	Hancock Whitney Corp.	2,529,036	158,343
	Home BancShares Inc.	5,576,040	157,802
	Valley National Bancorp	14,788,949	156,763
	Selective Insurance Group Inc.	1,915,627	155,300
	Radian Group Inc.	4,232,268	153,293
	Ameris Bancorp	2,070,924	151,819
[1]	Rocket Cos. Inc. Class A	7,583,846	146,975
*	Axos Financial Inc.	1,697,797	143,719
	StepStone Group Inc. Class A	2,158,352	140,962
*	StoneX Group Inc.	1,387,875	140,064
*,1	Upstart Holdings Inc.	2,589,453	131,544
	First Financial Bankshares Inc.	3,843,964	129,349
	PJT Partners Inc. Class A	726,936	129,198
	White Mountains Insurance Group Ltd.	77,189	129,023
	Associated Banc-Corp	4,979,012	128,010
	ServisFirst Bancshares Inc.	1,548,644	124,712
*,1	Oscar Health Inc. Class A	6,576,546	124,494
*	Texas Capital Bancshares Inc.	1,458,194	123,261
	Federated Hermes Inc. Class B	2,353,235	122,203
	International Bancshares Corp.	1,769,410	121,647
	Flagstar Financial Inc.	10,473,686	120,971
	Assured Guaranty Ltd.	1,404,940	118,928
	United Community Banks Inc.	3,774,647	118,335
	CNO Financial Group Inc.	2,951,911	116,748
*	Genworth Financial Inc. Class A	12,957,060	115,318
	Renasant Corp.	3,033,777	111,916
	PennyMac Financial Services Inc.	901,829	111,719
*	Lemonade Inc.	2,081,464	111,421
	Independent Bank Corp.	1,603,357	110,904
	First Bancorp	5,023,492	110,768
	Victory Capital Holdings Inc. Class A	1,692,275	109,592
	BGC Group Inc. Class A	11,528,073	109,056
	Fulton Financial Corp.	5,779,348	107,669
	Eastern Bankshares Inc.	5,892,656	106,952
*	Bancorp Inc.	1,390,302	104,120
	First Hawaiian Inc.	4,003,067	99,396
	Community Financial System Inc.	1,663,969	97,575

		Shares	Market Value ($000)
	Cathay General Bancorp	2,017,588	96,864
	Kemper Corp.	1,875,856	96,700
*	Brighthouse Financial Inc.	1,790,500	95,040
*	Palomar Holdings Inc.	806,318	94,138
*	NMI Holdings Inc. Class A	2,454,448	94,104
[1]	Blackstone Mortgage Trust Inc. Class A	5,096,311	93,823
	WSFS Financial Corp.	1,723,857	92,968
	WesBanco Inc.	2,876,850	91,858
	Artisan Partners Asset Management Inc. Class A	2,096,481	90,987
	BankUnited Inc.	2,378,321	90,757
	Virtu Financial Inc. Class A	2,541,420	90,220
*	Enova International Inc.	751,917	86,538
	Walker & Dunlop Inc.	1,029,972	86,126
	Simmons First National Corp. Class A	4,486,848	86,013
	First Interstate BancSystem Inc. Class A	2,698,028	85,986
	Seacoast Banking Corp. of Florida	2,719,807	82,764
	Bank of Hawaii Corp.	1,258,749	82,624
	FB Financial Corp.	1,401,126	78,099
	BOK Financial Corp.	697,482	77,727
	Bread Financial Holdings Inc.	1,392,430	77,656
	CVB Financial Corp.	4,044,909	76,489
	WaFd Inc.	2,503,563	75,833
	Provident Financial Services Inc.	3,922,022	75,617
	Park National Corp.	463,153	75,276
	Towne Bank	2,166,786	74,906
	Mercury General Corp.	874,870	74,171
	BancFirst Corp.	577,998	73,088
*	Dave Inc.	362,833	72,331
	First Financial Bancorp	2,846,419	71,872
	Trustmark Corp.	1,715,337	67,927
	HCI Group Inc.	352,923	67,737
	Banner Corp.	1,020,914	66,870
	First Merchants Corp.	1,773,366	66,856
*,1	Credit Acceptance Corp.	142,422	66,501
	Banc of California Inc.	4,009,210	66,352
	NBT Bancorp Inc.	1,576,828	65,848
	First Bancorp (XNGS)	1,244,027	65,797
	Enterprise Financial Services Corp.	1,120,059	64,941
	Stewart Information Services Corp.	881,610	64,640
[1]	Stock Yards Bancorp Inc.	907,948	63,547
[1]	Arbor Realty Trust Inc.	5,197,905	63,466
	First Busey Corp.	2,720,899	62,989
*	Customers Bancorp Inc.	957,237	62,575
	Beacon Financial Corp.	2,635,851	62,496
	OFG Bancorp	1,426,233	62,027
*,1	Baldwin Insurance Group Inc. Class A	2,154,630	60,782
	Nelnet Inc. Class A	481,856	60,415
	Northwest Bancshares Inc.	4,759,263	58,967
	Horace Mann Educators Corp.	1,304,176	58,910
	Cohen & Steers Inc.	895,404	58,747
*	Acuren Corp.	4,369,846	58,163
	WisdomTree Inc.	4,184,264	58,161
	Goosehead Insurance Inc. Class A	759,671	56,535
*	SiriusPoint Ltd.	3,107,619	56,217
	Pathward Financial Inc.	749,708	55,486
	Veritex Holdings Inc.	1,640,965	55,022
	City Holding Co.	438,083	54,265
	First Commonwealth Financial Corp.	3,116,028	53,128
*	Skyward Specialty Insurance Group Inc.	1,103,696	52,492
[1]	ARMOUR Residential REIT Inc.	3,460,419	51,699
[1]	Dynex Capital Inc.	4,170,987	51,261
*	LendingClub Corp.	3,359,207	51,026
*	Porch Group Inc.	3,040,079	51,013
	Lakeland Financial Corp.	776,995	49,883
	Federal Agricultural Mortgage Corp. Class C	286,618	48,146
	Nicolet Bankshares Inc.	355,992	47,881
	Hilltop Holdings Inc.	1,416,090	47,326
	S&T Bancorp Inc.	1,257,144	47,256
	National Bank Holdings Corp. Class A	1,185,596	45,811
	Apollo Commercial Real Estate Finance Inc.	4,505,978	45,646

		Shares	Market Value ($000)
*	Trupanion Inc.	1,004,822	43,489
	Stellar Bancorp Inc.	1,430,529	43,402
*	Coastal Financial Corp.	394,035	42,623
	German American Bancorp Inc.	1,056,948	41,506
	Hope Bancorp Inc.	3,849,670	41,461
	Acadian Asset Management Inc.	857,882	41,316
*	Sable Offshore Corp.	2,330,993	40,699
	Dime Community Bancshares Inc.	1,357,866	40,505
	Ladder Capital Corp.	3,696,155	40,325
	Ellington Financial Inc.	3,074,292	39,904
	Westamerica Bancorp	796,101	39,797
	Virtus Investment Partners Inc.	207,815	39,491
*	ProAssurance Corp.	1,603,779	38,475
	QCR Holdings Inc.	503,249	38,066
	ConnectOne Bancorp Inc.	1,514,015	37,563
	UWM Holdings Corp. Class A	6,156,488	37,493
	TriCo Bancshares	843,555	37,462
	Live Oak Bancshares Inc.	1,048,826	36,940
	Bank First Corp.	297,868	36,134
	Preferred Bank	397,602	35,939
*	Triumph Financial Inc.	703,969	35,227
	Enact Holdings Inc.	914,874	35,076
*	EZCORP Inc. Class A	1,792,355	34,126
	PennyMac Mortgage Investment Trust	2,724,455	33,402
	Employers Holdings Inc.	768,600	32,650
	Origin Bancorp Inc.	936,018	32,311
	Two Harbors Investment Corp.	3,250,181	32,079
	Peoples Bancorp Inc.	1,055,807	31,664
	Safety Insurance Group Inc.	446,939	31,594
[1]	Orchid Island Capital Inc.	4,460,059	31,265
*	Root Inc. Class A	348,104	31,159
	Chimera Investment Corp.	2,347,599	31,035
	OceanFirst Financial Corp.	1,735,679	30,496
	MFA Financial Inc.	3,278,560	30,130
	1st Source Corp.	483,308	29,752
	Old Second Bancorp Inc.	1,707,709	29,518
*	Encore Capital Group Inc.	706,716	29,498
	Cannae Holdings Inc.	1,570,496	28,756
	Community Trust Bancorp Inc.	511,999	28,646
	Franklin BSP Realty Trust Inc.	2,569,239	27,902
	Univest Financial Corp.	894,607	26,856
	Navient Corp.	2,034,220	26,750
	Heritage Financial Corp.	1,086,446	26,281
	Safehold Inc.	1,694,063	26,241
	First Mid Bancshares Inc.	686,981	26,023
	Tompkins Financial Corp.	389,481	25,788
	Southside Bancshares Inc.	899,795	25,419
	Metropolitan Bank Holding Corp.	330,897	24,758
	Burke & Herbert Financial Services Corp.	397,330	24,511
	Central Pacific Financial Corp.	807,476	24,499
	Horizon Bancorp Inc.	1,512,530	24,216
	Redwood Trust Inc.	4,153,170	24,047
	AMERISAFE Inc.	541,199	23,726
	Byline Bancorp Inc.	841,964	23,348
	Hanmi Financial Corp.	936,422	23,120
	TFS Financial Corp.	1,732,264	22,823
	Amerant Bancorp Inc. Class A	1,178,940	22,718
	Capitol Federal Financial Inc.	3,544,019	22,505
	Mercantile Bank Corp.	495,150	22,282
	Esquire Financial Holdings Inc.	217,333	22,180
	BrightSpire Capital Inc. Class A	4,072,118	22,112
*	LendingTree Inc.	341,086	22,078
	P10 Inc. Class A	1,996,355	21,720
	Universal Insurance Holdings Inc.	811,279	21,337
	Oppenheimer Holdings Inc. Class A	285,384	21,093
	TrustCo Bank Corp.	572,359	20,777
	Northeast Bank	206,497	20,683
	Merchants Bancorp	643,565	20,465
	CNB Financial Corp.	838,448	20,290
	Republic Bancorp Inc. Class A	280,632	20,276

		Shares	Market Value ($000)
	Equity Bancshares Inc. Class A	496,233	20,197
	Independent Bank Corp. (Michigan)	650,984	20,164
*,1	Miami International Holdings Inc.	499,697	20,118
[1]	Ready Capital Corp.	5,160,934	19,973
	Business First Bancshares Inc.	829,889	19,594
	Camden National Corp.	507,388	19,580
*	Hippo Holdings Inc.	540,379	19,540
	Orrstown Financial Services Inc.	572,092	19,440
	Adamas Trust Inc.	2,773,025	19,328
	F&G Annuities & Life Inc.	615,084	19,234
	Mid Penn Bancorp Inc.	662,764	18,982
	HomeTrust Bancshares Inc.	463,241	18,965
	Great Southern Bancorp Inc.	305,048	18,684
	First Financial Corp.	330,906	18,676
*	Heritage Insurance Holdings Inc.	722,624	18,196
*	Bowhead Specialty Holdings Inc.	669,829	18,112
*	PRA Group Inc.	1,172,770	18,108
	Heritage Commerce Corp.	1,818,520	18,058
	Washington Trust Bancorp Inc.	622,274	17,984
	Eagle Bancorp Inc.	888,672	17,969
	First Community Bankshares Inc.	505,805	17,602
	NB Bancorp Inc.	994,478	17,553
*	Firstsun Capital Bancorp	450,194	17,463
	Capital City Bank Group Inc.	417,542	17,449
	TPG RE Finance Trust Inc.	2,036,996	17,437
[1]	GCM Grosvenor Inc. Class A	1,407,953	16,994
	United Fire Group Inc.	555,227	16,890
	HarborOne Bancorp Inc.	1,231,394	16,747
	Southern Missouri Bancorp Inc.	317,817	16,704
	SmartFinancial Inc.	466,871	16,681
	Farmers National Banc Corp.	1,124,850	16,209
	Metrocity Bankshares Inc.	583,429	16,155
	Financial Institutions Inc.	584,434	15,897
	Shore Bancshares Inc.	959,790	15,750
*	Hagerty Inc. Class A	1,265,583	15,238
	KKR Real Estate Finance Trust Inc.	1,688,963	15,201
	Five Star Bancorp	470,358	15,146
	Northrim Bancorp Inc.	693,312	15,017
*	Accelerant Holdings Class A	1,005,400	14,970
	MidWestOne Financial Group Inc.	528,268	14,945
[1]	Invesco Mortgage Capital Inc.	1,973,717	14,921
	Northfield Bancorp Inc.	1,254,115	14,799
	South Plains Financial Inc.	381,211	14,734
	Alerus Financial Corp.	652,953	14,456
	Amalgamated Financial Corp.	521,847	14,168
	Arrow Financial Corp.	494,502	13,994
*	Carter Bankshares Inc.	717,098	13,919
	Flushing Financial Corp.	1,004,070	13,866
*,1	Better Home & Finance Holding Co. Class A	245,507	13,783
	Compass Diversified Holdings	2,068,709	13,695
*	Third Coast Bancshares Inc.	359,729	13,659
	Bar Harbor Bankshares	447,330	13,626
	Peapack-Gladstone Financial Corp.	493,530	13,621
	Northpointe Bancshares Inc.	791,680	13,522
[1]	ChoiceOne Financial Services Inc.	466,494	13,510
[1]	Hingham Institution For Savings	51,188	13,502
	Peoples Financial Services Corp.	274,420	13,340
	Tiptree Inc. Class A	693,092	13,287
*	World Acceptance Corp.	76,641	12,963
	First Bank	787,444	12,827
*	Columbia Financial Inc.	853,611	12,813
*,1	Slide Insurance Holdings Inc.	810,933	12,801
*,1	Bakkt Holdings Inc. Class A	376,716	12,676
	ACNB Corp.	287,651	12,668
*	California Bancorp	754,918	12,592
	Sierra Bancorp	432,652	12,508
	First Business Financial Services Inc.	238,133	12,207
	Guaranty Bancshares Inc.	248,818	12,130
*	Claros Mortgage Trust Inc.	3,645,219	12,102
	Diamond Hill Investment Group Inc.	85,754	12,006

		Shares	Market Value ($000)
*,1	GBank Financial Holdings Inc.	303,965	11,937
*	Ambac Financial Group Inc.	1,388,492	11,580
*	First Foundation Inc.	2,073,211	11,548
	Home Bancorp Inc.	210,953	11,460
	Civista Bancshares Inc.	562,198	11,418
*	Bridgewater Bancshares Inc.	645,839	11,367
	Kearny Financial Corp.	1,726,727	11,345
	Capital Bancorp Inc.	355,611	11,344
	Community West Bancshares	533,375	11,116
*,1	Gemini Space Station Inc. Class A	462,726	11,087
	Midland States Bancorp Inc.	642,689	11,016
	Bank of Marin Bancorp	450,404	10,936
*	TWFG Inc. Class A	395,371	10,849
*	Southern First Bancshares Inc.	243,513	10,744
	Investors Title Co.	40,064	10,730
*	MBIA Inc.	1,435,440	10,694
	Unity Bancorp Inc.	216,336	10,572
	Donegal Group Inc. Class A	538,982	10,451
	West Bancorp Inc.	504,445	10,250
	BayCom Corp.	355,965	10,234
*	Greenlight Capital Re Ltd. Class A	793,200	10,074
*,1	Avidia Bancorp Inc.	661,000	9,875
	FS Bancorp Inc.	243,427	9,718
*	Sui Group Holdings Ltd.	2,505,100	9,670
	NewtekOne Inc.	830,799	9,513
	RBB Bancorp	506,705	9,506
	Regional Management Corp.	240,047	9,352
	HBT Financial Inc.	369,057	9,300
	Farmers & Merchants Bancorp Inc.	369,132	9,232
	Colony Bankcorp Inc.	540,380	9,192
[1]	OppFi Inc.	802,533	9,093
	MVB Financial Corp.	357,020	8,947
*	Ponce Financial Group Inc.	608,037	8,938
	Citizens & Northern Corp.	447,532	8,866
*	Abacus Global Management Inc.	1,536,437	8,804
	Bankwell Financial Group Inc.	197,462	8,738
	PCB Bancorp	410,862	8,628
	Citizens Financial Services Inc.	140,449	8,466
*	Selectquote Inc.	4,280,849	8,390
	USCB Financial Holdings Inc.	477,217	8,327
	Waterstone Financial Inc.	527,877	8,235
	Red River Bancshares Inc.	126,368	8,191
	Western New England Bancorp Inc.	678,893	8,154
	Timberland Bancorp Inc.	240,565	8,006
	Orange County Bancorp Inc.	308,973	7,789
	Primis Financial Corp.	728,300	7,654
	First Bancorp Inc.	289,641	7,606
	Northeast Community Bancorp Inc.	368,818	7,587
*	Onity Group Inc.	189,323	7,565
*,1	loanDepot Inc. Class A	2,456,767	7,542
	Investar Holding Corp.	324,858	7,540
	Ares Commercial Real Estate Corp.	1,627,771	7,341
*	Mechanics Bancorp Class A	550,293	7,324
*	FB Bancorp Inc.	600,756	7,221
*,1	Citizens Inc. Class A	1,374,283	7,215
	First United Corp.	195,644	7,194
	Crawford & Co. Class B	734,757	7,186
*,1	DeFi Development Corp.	467,389	7,156
	John Marshall Bancorp Inc.	360,881	7,153
	Plumas Bancorp	165,513	7,140
	Eagle Financial Services Inc.	187,956	7,110
	First Community Corp.	249,719	7,047
*	Blue Ridge Bankshares Inc.	1,664,793	7,042
	Middlefield Banc Corp.	233,746	7,015
	Medallion Financial Corp.	684,817	6,917
*	Oportun Financial Corp.	1,103,985	6,812
	Parke Bancorp Inc.	313,109	6,747
	Bank7 Corp.	143,126	6,622
	Oak Valley Bancorp	235,044	6,621
*	Open Lending Corp.	3,136,678	6,618

		Shares	Market Value ($000)
[1]	Guild Holdings Co. Class A	331,752	6,615
	Virginia National Bankshares Corp.	169,551	6,580
	FVCBankcorp Inc.	504,553	6,544
	American Coastal Insurance Corp.	574,430	6,543
	C&F Financial Corp.	97,238	6,534
	Chicago Atlantic Real Estate Finance Inc.	502,615	6,428
*	Blue Foundry Bancorp	698,927	6,353
*,1	Kingsway Financial Services Inc.	432,687	6,326
	Chemung Financial Corp.	118,123	6,204
	AG Mortgage Investment Trust Inc.	856,436	6,201
	Norwood Financial Corp.	236,824	6,020
	Ames National Corp.	296,164	5,988
	Princeton Bancorp Inc.	187,782	5,979
	Fidelity D&D Bancorp Inc.	136,002	5,961
	Franklin Financial Services Corp.	128,402	5,906
*,1	Innventure Inc.	1,014,646	5,875
	OP Bancorp	418,454	5,825
	James River Group Holdings Ltd.	1,045,590	5,803
*	Provident Bancorp Inc.	461,330	5,780
*,1	Fold Holdings Inc.	1,477,390	5,703
	Meridian Corp.	359,960	5,684
	LCNB Corp.	378,175	5,669
*	American Integrity Insurance Group Inc.	253,542	5,657
[1]	Jefferson Capital Inc.	326,228	5,631
	Hawthorn Bancshares Inc.	179,720	5,579
	National Bankshares Inc.	188,491	5,549
*,1	Ategrity Specialty Holdings LLC	279,941	5,534
	First Internet Bancorp	242,952	5,449
*	First Western Financial Inc.	236,422	5,444
	Citizens Community Bancorp Inc.	335,648	5,394
[1]	First National Corp.	233,978	5,307
*	Pioneer Bancorp Inc.	404,190	5,279
	LINKBANCORP Inc.	737,228	5,256
	Peoples Bancorp of North Carolina Inc.	169,373	5,193
*	Finwise Bancorp	265,698	5,152
[1]	Richmond Mutual Bancorp Inc.	360,095	5,117
*	ACRES Commercial Realty Corp.	240,073	5,080
	Angel Oak Mortgage REIT Inc.	535,463	5,017
	Silvercrest Asset Management Group Inc. Class A	318,068	5,010
	First Savings Financial Group Inc.	155,987	4,903
[1]	Kestrel Group Ltd.	179,247	4,895
	Seven Hills Realty Trust	473,488	4,882
[1]	MainStreet Bancshares Inc.	230,495	4,801
*	BV Financial Inc.	297,689	4,799
*,1	ECB Bancorp Inc.	299,804	4,758
	CB Financial Services Inc.	141,928	4,713
*	Velocity Financial Inc.	257,566	4,672
	Greene County Bancorp Inc.	206,151	4,659
	Granite Point Mortgage Trust Inc.	1,541,897	4,626
*,1	Finance of America Cos. Inc. Class A	200,339	4,494
	Kingstone Cos. Inc.	305,342	4,489
	BankFinancial Corp.	369,978	4,451
[1]	Isabella Bank Corp.	126,262	4,451
	SB Financial Group Inc.	225,928	4,358
	Eagle Bancorp Montana Inc.	251,994	4,352
[1]	Hanover Bancorp Inc.	192,954	4,332
	NexPoint Diversified Real Estate Trust	1,173,577	4,330
[1]	Ohio Valley Banc Corp.	117,036	4,328
*,1	Exodus Movement Inc. Class A	151,264	4,202
*	Security National Financial Corp. Class A	480,558	4,166
[1]	SR Bancorp Inc.	275,374	4,155
	Westwood Holdings Group Inc.	243,086	4,008
	United Security Bancshares	428,113	3,994
*,1	Grabagun Digital Holdings Inc.	843,530	3,931
	BCB Bancorp Inc.	441,648	3,833
[1]	Landmark Bancorp Inc.	141,587	3,779
*	Forge Global Holdings Inc.	221,358	3,741
[1]	Finward Bancorp	112,240	3,602
*	eHealth Inc.	821,681	3,541
	Sunrise Realty Trust Inc.	333,300	3,463

		Shares	Market Value ($000)
*,1	AlTi Global Inc.	969,077	3,450
	Rithm Property Trust Inc.	1,335,853	3,366
	Nexpoint Real Estate Finance Inc.	236,242	3,350
	Riverview Bancorp Inc.	616,678	3,312
*,1	B. Riley Financial Inc.	522,881	3,124
	Provident Financial Holdings Inc.	175,090	2,758
	CF Bankshares Inc.	112,145	2,686
[1]	Union Bankshares Inc.	97,924	2,425
*	NI Holdings Inc.	177,278	2,404
*,1	Fifth District Bancorp Inc.	172,236	2,385
*	Consumer Portfolio Services Inc.	310,056	2,341
[1]	Cherry Hill Mortgage Investment Corp.	950,389	2,271
*	Heritage Global Inc.	1,360,167	2,258
*,1	Chime Financial Inc. Class A	106,828	2,155
*	NSTS Bancorp Inc.	182,644	2,135
	Summit State Bank	177,596	2,115
	SWK Holdings Corp.	135,788	1,976
[1]	Lument Finance Trust Inc.	966,936	1,953
*	Catalyst Bancorp Inc.	147,942	1,945
[1]	Advanced Flower Capital Inc.	500,649	1,917
[1]	Hennessy Advisors Inc.	181,566	1,912
	First Northwest Bancorp	241,956	1,904
*	Broadway Financial Corp.	258,578	1,867
*,1	Bitcoin Depot Inc. Class A	545,501	1,833
*	Central Plains Bancshares Inc.	107,968	1,765
	Bank of the James Financial Group Inc.	111,747	1,743
	Sachem Capital Corp.	1,534,601	1,703
*	First Seacoast Bancorp	140,523	1,616
*	Chain Bridge Bancorp Inc. Class A	48,746	1,595
*,1	Rhinebeck Bancorp Inc.	136,223	1,547
	First Guaranty Bancshares Inc.	191,786	1,538
*,1	GCT Semiconductor Holding Inc.	974,661	1,481
[1]	Manhattan Bridge Capital Inc.	260,321	1,437
	AmeriServ Financial Inc.	448,326	1,300
*	Bogota Financial Corp.	138,283	1,276
	Affinity Bancshares Inc.	64,472	1,271
*,2	Neptune Insurance Holdings Inc. Class A	59,952	1,199
	Auburn National Bancorp Inc.	43,129	1,169
*,1	Prairie Operating Co.	579,362	1,150
	US Global Investors Inc. Class A	369,298	1,016
*	PB Bankshares Inc.	51,118	985
*	OptimumBank Holdings Inc.	237,870	975
*,1	Siebert Financial Corp.	322,275	941
*	Great Elm Group Inc.	365,330	895
	IF Bancorp Inc.	31,927	824
*	Katapult Holdings Inc.	64,323	769
*	NeuroOne Medical Technologies Corp.	854,573	759
*,1	Old Market Capital Corp.	145,133	740
	MarketWise Inc.	39,934	660
*,1	Daxor Corp.	47,980	652
*,1	Strive Inc. Class A	220,973	552
	Crawford & Co. Class A	50,110	536
*	GoHealth Inc. Class A	109,132	526
*	Avidbank Holdings Inc.	20,327	518
	Texas Community Bancshares Inc.	31,336	503
	Bayfirst Financial Corp.	45,803	479
*,1	Nukkleus Inc.	64,926	454
*,1	CXApp Inc.	484,045	357
	United Bancorp Inc.	20,217	282
*,1	SHF Holdings Inc.	25,798	185
*,1	Worksport Ltd.	52,094	181
	First US Bancshares Inc.	12,679	157
*,1	Binah Capital Group Inc.	81,894	141
*	DIH Holdings US Inc.	687,128	128
*,1	FG Nexus Inc.	14,902	82
*	Glen Burnie Bancorp	14,012	64
*	Kentucky First Federal Bancorp	16,352	62
	Cohen & Co. Inc.	4,516	51

		Shares	Market Value ($000)
*,2	Sterling Bancorp Inc.	1,048,885	—
			225,679,427
Health Care (8.9%)
	Eli Lilly & Co.	26,806,144	20,453,088
	Johnson & Johnson	75,785,346	14,052,119
	AbbVie Inc.	55,593,551	12,872,131
	UnitedHealth Group Inc.	28,500,903	9,841,362
	Abbott Laboratories	54,762,403	7,334,876
	Merck & Co. Inc.	78,612,113	6,597,915
	Thermo Fisher Scientific Inc.	11,883,340	5,763,658
*	Intuitive Surgical Inc.	11,279,842	5,044,684
	Amgen Inc.	16,946,704	4,782,360
	Pfizer Inc.	178,934,701	4,559,256
*	Boston Scientific Corp.	46,617,539	4,551,270
	Gilead Sciences Inc.	39,062,662	4,335,955
	Danaher Corp.	20,279,294	4,020,573
	Stryker Corp.	10,821,965	4,000,556
	Medtronic plc	40,350,765	3,843,007
*	Vertex Pharmaceuticals Inc.	8,073,477	3,161,897
	Bristol-Myers Squibb Co.	64,086,158	2,890,286
	Cigna Group	8,396,401	2,420,263
	Elevance Health Inc.	7,087,428	2,290,090
	HCA Healthcare Inc.	5,152,433	2,195,967
*	Alnylam Pharmaceuticals Inc.	4,129,434	1,883,022
	Zoetis Inc.	12,559,199	1,837,662
	Regeneron Pharmaceuticals Inc.	3,117,222	1,752,720
	Becton Dickinson & Co.	9,020,203	1,688,311
*	IDEXX Laboratories Inc.	2,517,554	1,608,440
*	Edwards Lifesciences Corp.	18,476,856	1,436,945
*	Veeva Systems Inc. Class A	4,636,067	1,381,131
	ResMed Inc.	4,606,172	1,260,847
	Cardinal Health Inc.	7,502,924	1,177,659
	Agilent Technologies Inc.	8,939,956	1,147,443
	GE HealthCare Technologies Inc.	13,648,315	1,024,988
	Humana Inc.	3,785,625	984,906
*	IQVIA Holdings Inc.	5,087,947	966,405
*	Insmed Inc.	6,672,111	960,851
*	Dexcom Inc.	12,346,574	830,801
	STERIS plc	3,096,110	766,101
	Labcorp Holdings Inc.	2,615,968	750,940
*	Insulet Corp.	2,218,169	684,815
	Quest Diagnostics Inc.	3,513,260	669,557
*	Natera Inc.	4,113,128	662,090
*	Biogen Inc.	4,623,973	647,726
	Zimmer Biomet Holdings Inc.	6,237,757	614,419
*	United Therapeutics Corp.	1,420,657	595,554
	West Pharmaceutical Services Inc.	2,262,699	593,574
*	Tenet Healthcare Corp.	2,780,395	564,531
*	Waters Corp.	1,874,129	561,883
*	Centene Corp.	15,459,435	551,593
*	Hologic Inc.	7,002,331	472,587
*	Incyte Corp.	5,240,038	444,408
*	Neurocrine Biosciences Inc.	3,122,824	438,382
*	Illumina Inc.	4,592,397	436,140
*	Cooper Cos. Inc.	6,283,752	430,814
	Encompass Health Corp.	3,162,798	401,739
	Baxter International Inc.	16,201,998	368,920
*	Medpace Holdings Inc.	707,409	363,721
	Viatris Inc.	36,723,800	363,566
	Universal Health Services Inc. Class B	1,682,228	343,915
*	Solventum Corp.	4,643,075	338,944
*	Exelixis Inc.	8,041,867	332,129
*,1	Hims & Hers Health Inc.	5,821,596	330,201
*	BioMarin Pharmaceutical Inc.	6,038,606	327,051
*	Molina Healthcare Inc.	1,708,266	326,894
*	Exact Sciences Corp.	5,974,984	326,891
	Revvity Inc.	3,657,328	320,565
*	Elanco Animal Health Inc.	15,613,511	314,456
	Ensign Group Inc.	1,815,443	313,654

		Shares	Market Value ($000)
*	Ionis Pharmaceuticals Inc.	4,780,190	312,720
*	Penumbra Inc.	1,167,634	295,785
*	Moderna Inc.	10,994,071	283,977
*	Doximity Inc. Class A	3,874,373	283,410
*	Bridgebio Pharma Inc.	5,418,161	281,419
	Bio-Techne Corp.	4,923,521	273,895
*	Align Technology Inc.	2,171,232	271,882
*	Halozyme Therapeutics Inc.	3,696,567	271,106
*	Avantor Inc.	21,487,747	268,167
*	Madrigal Pharmaceuticals Inc.	564,332	258,837
*	HealthEquity Inc.	2,730,364	258,757
*,1	Tempus AI Inc.	3,187,156	257,235
*	Revolution Medicines Inc.	5,291,996	247,136
*	Charles River Laboratories International Inc.	1,549,330	242,408
*	Masimo Corp.	1,633,661	241,047
*	Jazz Pharmaceuticals plc	1,810,478	238,621
*	Corcept Therapeutics Inc.	2,828,603	235,085
*	Guardant Health Inc.	3,710,766	231,849
*	Repligen Corp.	1,682,156	224,854
*	Henry Schein Inc.	3,235,568	214,745
*	Rhythm Pharmaceuticals Inc.	2,115,141	213,608
*	Cytokinetics Inc.	3,749,638	206,080
	Chemed Corp.	458,950	205,490
*	Globus Medical Inc. Class A	3,547,996	203,194
*	Roivant Sciences Ltd.	12,806,138	193,757
*	Avidity Biosciences Inc.	4,301,933	187,435
*	iRhythm Technologies Inc.	1,008,986	173,536
	Teleflex Inc.	1,397,062	170,945
*	RadNet Inc.	2,183,579	166,411
*	Axsome Therapeutics Inc.	1,354,937	164,557
*	TG Therapeutics Inc.	4,530,951	163,681
*	Bio-Rad Laboratories Inc. Class A	582,804	163,412
*	Alkermes plc	5,213,505	156,405
*	Merit Medical Systems Inc.	1,865,008	155,225
*	PTC Therapeutics Inc.	2,510,516	154,070
*	Vaxcyte Inc.	4,158,400	149,786
*	DaVita Inc.	1,118,419	148,604
*	Krystal Biotech Inc.	820,587	144,858
*	Arrowhead Pharmaceuticals Inc.	4,175,072	143,998
*	Arcellx Inc.	1,741,683	142,992
*	Option Care Health Inc.	5,127,289	142,334
*	Glaukos Corp.	1,724,183	140,607
*	Waystar Holding Corp.	3,570,730	135,402
*	Protagonist Therapeutics Inc.	1,946,194	129,286
*	Nuvalent Inc. Class A	1,470,315	127,153
*	Crinetics Pharmaceuticals Inc.	2,958,595	123,225
*	Akero Therapeutics Inc.	2,419,578	114,882
*	Integer Holdings Corp.	1,104,221	114,099
*	TransMedics Group Inc.	1,010,106	113,334
*	Lantheus Holdings Inc.	2,152,431	110,398
[1]	Bruker Corp.	3,362,008	109,232
*	Envista Holdings Corp.	5,228,694	106,509
*	ADMA Biologics Inc.	7,191,855	105,433
*,1	Metsera Inc.	1,998,199	104,566
*	Ligand Pharmaceuticals Inc.	576,855	102,184
*	Soleno Therapeutics Inc.	1,499,873	101,391
*	Kymera Therapeutics Inc.	1,780,512	100,777
*	Mirum Pharmaceuticals Inc.	1,344,236	98,546
*	Prestige Consumer Healthcare Inc.	1,568,272	97,860
	Perrigo Co. plc	4,322,880	96,271
*	Scholar Rock Holding Corp.	2,584,449	96,245
*	BrightSpring Health Services Inc.	3,037,361	89,784
*,1	Viking Therapeutics Inc.	3,386,784	89,005
*	CG oncology Inc.	2,209,139	88,984
*	ICU Medical Inc.	734,571	88,119
*	Warby Parker Inc. Class A	3,185,704	87,862
*	Privia Health Group Inc.	3,517,389	87,583
	Organon & Co.	8,141,357	86,950
*	Ultragenyx Pharmaceutical Inc.	2,824,497	84,961
*	Sotera Health Co.	5,373,413	84,524

		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	3,952,495	84,346
*	Veracyte Inc.	2,451,184	84,149
	Concentra Group Holdings Parent Inc.	3,868,369	80,965
*	Supernus Pharmaceuticals Inc.	1,691,323	80,828
	DENTSPLY SIRONA Inc.	6,362,290	80,737
*	Alignment Healthcare Inc.	4,411,433	76,980
*	Apellis Pharmaceuticals Inc.	3,372,861	76,328
*	Amicus Therapeutics Inc.	9,548,444	75,242
*	Haemonetics Corp.	1,524,634	74,311
*,1	Cidara Therapeutics Inc.	768,374	73,579
*,1	Summit Therapeutics Inc.	3,557,066	73,489
*	Agios Pharmaceuticals Inc.	1,815,397	72,870
	Premier Inc. Class A	2,593,959	72,112
*	Catalyst Pharmaceuticals Inc.	3,644,158	71,790
*	Tarsus Pharmaceuticals Inc.	1,195,227	71,032
*	Ideaya Biosciences Inc.	2,586,784	70,386
*,1	Beam Therapeutics Inc.	2,863,510	69,497
*	Inspire Medical Systems Inc.	933,561	69,270
*	Addus HomeCare Corp.	586,556	69,208
*	89bio Inc.	4,704,258	69,153
*	CorVel Corp.	890,155	68,916
*	Acadia Healthcare Co. Inc.	2,767,601	68,526
*	Adaptive Biotechnologies Corp.	4,531,393	67,790
*	Travere Therapeutics Inc.	2,795,435	66,811
*	Arcutis Biotherapeutics Inc.	3,404,235	64,170
*,1	Recursion Pharmaceuticals Inc. Class A	13,106,711	63,961
*	QuidelOrtho Corp.	2,171,321	63,945
*	GeneDx Holdings Corp. Class A	590,460	63,616
*	Ocular Therapeutix Inc.	5,386,240	62,965
*	Brookdale Senior Living Inc.	7,247,861	61,389
*	Artivion Inc.	1,444,386	61,155
*	Celcuity Inc.	1,236,390	61,078
*,1	Intellia Therapeutics Inc.	3,470,226	59,931
*	Mineralys Therapeutics Inc.	1,559,754	59,146
*	PROCEPT BioRobotics Corp.	1,643,403	58,653
*	Cogent Biosciences Inc.	4,082,682	58,627
*,1	GRAIL Inc.	973,536	57,565
*	Sarepta Therapeutics Inc.	2,971,920	57,269
	LeMaitre Vascular Inc.	644,724	56,420
*	Amneal Pharmaceuticals Inc.	5,608,382	56,140
*	Celldex Therapeutics Inc.	2,150,173	55,625
*	Denali Therapeutics Inc.	3,750,111	54,452
*	Enovis Corp.	1,785,170	54,162
*	ANI Pharmaceuticals Inc.	587,036	53,773
*	Surgery Partners Inc.	2,458,691	53,206
*	Progyny Inc.	2,454,288	52,816
*	AtriCure Inc.	1,467,669	51,735
*	Alphatec Holdings Inc.	3,514,712	51,104
*	Twist Bioscience Corp.	1,795,838	50,535
*	BioCryst Pharmaceuticals Inc.	6,618,405	50,234
*	Vericel Corp.	1,583,947	49,847
*	Dyne Therapeutics Inc.	3,915,822	49,535
*	MannKind Corp.	9,084,962	48,786
*,1	Apogee Therapeutics Inc.	1,225,503	48,689
*	Vera Therapeutics Inc. Class A	1,669,284	48,509
*	Viridian Therapeutics Inc.	2,237,230	48,279
	National HealthCare Corp.	392,594	47,704
*	Disc Medicine Inc.	706,992	46,718
*	Certara Inc.	3,820,527	46,687
	CONMED Corp.	990,284	46,573
*	Kiniksa Pharmaceuticals International plc Class A	1,191,920	46,282
*	UFP Technologies Inc.	231,106	46,129
*	Harrow Inc.	957,253	46,120
*	Liquidia Corp.	2,016,462	45,854
*	Edgewise Therapeutics Inc.	2,823,398	45,796
*	Pediatrix Medical Group Inc.	2,696,694	45,170
*,1	Avadel Pharmaceuticals plc ADR	2,874,464	43,893
*	Novocure Ltd.	3,369,317	43,532
	Select Medical Holdings Corp.	3,333,742	42,805
*	Harmony Biosciences Holdings Inc.	1,549,733	42,711

		Shares	Market Value ($000)
*	Omnicell Inc.	1,378,748	41,983
*	Teladoc Health Inc.	5,419,282	41,891
*,1	Novavax Inc.	4,801,212	41,627
*	10X Genomics Inc. Class A	3,547,334	41,468
*	Phreesia Inc.	1,753,748	41,248
*	Syndax Pharmaceuticals Inc.	2,671,653	41,103
*	Amylyx Pharmaceuticals Inc.	3,021,549	41,063
*	Astrana Health Inc.	1,437,906	40,765
*,1	Dianthus Therapeutics Inc.	1,034,688	40,715
	US Physical Therapy Inc.	472,345	40,126
*	Ardelyx Inc.	7,102,277	39,134
*	Neogen Corp.	6,847,553	39,100
*	Healthcare Services Group Inc.	2,308,978	38,860
*	Dynavax Technologies Corp.	3,905,943	38,786
*	Xeris Biopharma Holdings Inc.	4,704,056	38,291
*,1	Stoke Therapeutics Inc.	1,600,796	37,619
*,1	LENZ Therapeutics Inc.	793,872	36,979
*,1	Clover Health Investments Corp. Class A	11,752,474	35,963
*	Azenta Inc.	1,245,348	35,766
*	Praxis Precision Medicines Inc.	673,366	35,688
*	Innoviva Inc.	1,934,852	35,311
*	BioLife Solutions Inc.	1,383,755	35,300
*	Pacira BioSciences Inc.	1,366,874	35,224
*	Nektar Therapeutics	609,528	34,682
*	Tourmaline Bio Inc.	724,546	34,655
*	Immunovant Inc.	2,126,637	34,281
*	Collegium Pharmaceutical Inc.	957,929	33,518
*	ORIC Pharmaceuticals Inc.	2,740,769	32,889
*,1	Nuvation Bio Inc.	8,763,993	32,427
*	NeoGenomics Inc.	4,034,711	31,148
*,1	Immunome Inc.	2,649,020	31,020
*	Amphastar Pharmaceuticals Inc.	1,143,611	30,477
*	STAAR Surgical Co.	1,131,677	30,408
*,1	Upstream Bio Inc.	1,611,865	30,319
*	Evolent Health Inc. Class A	3,490,232	29,527
*	Integra LifeSciences Holdings Corp.	2,051,129	29,393
*	AdaptHealth Corp. Class A	3,247,239	29,063
*	EyePoint Pharmaceuticals Inc.	2,026,222	28,853
*	Janux Therapeutics Inc.	1,175,973	28,741
*	Arcus Biosciences Inc.	2,108,168	28,671
*	Trevi Therapeutics Inc.	3,122,863	28,574
*	Rapport Therapeutics Inc.	943,396	28,019
*,1	Spyre Therapeutics Inc.	1,668,982	27,972
*,1	Enliven Therapeutics Inc.	1,354,846	27,734
*	Relay Therapeutics Inc.	5,170,667	26,991
*	Geron Corp.	19,233,408	26,350
*	Xencor Inc.	2,238,709	26,260
*	Zymeworks Inc.	1,531,301	26,155
	Embecta Corp.	1,837,428	25,926
*	Tandem Diabetes Care Inc.	2,102,966	25,530
	Phibro Animal Health Corp. Class A	628,474	25,428
*,1	Beta Bionics Inc.	1,260,546	25,047
*,1	Tango Therapeutics Inc.	2,956,914	24,838
*	Pennant Group Inc.	970,714	24,481
*	CareDx Inc.	1,663,904	24,193
*	MiMedx Group Inc.	3,453,931	24,108
*	Fortrea Holdings Inc.	2,834,992	23,871
*	Kura Oncology Inc.	2,693,340	23,836
*	Axogen Inc.	1,322,757	23,598
*	AMN Healthcare Services Inc.	1,206,133	23,351
*,1	Sionna Therapeutics Inc.	792,084	23,295
*,1	Phathom Pharmaceuticals Inc.	1,970,064	23,188
*,1	ImmunityBio Inc.	9,385,158	23,087
*,1	ArriVent Biopharma Inc.	1,243,527	22,943
*,1	Rezolute Inc.	2,421,109	22,758
*	CorMedix Inc.	1,945,949	22,631
*,1	Anavex Life Sciences Corp.	2,537,510	22,584
*	Nurix Therapeutics Inc.	2,415,700	22,321
*,1	Maze Therapeutics Inc.	860,230	22,306
*,1	Taysha Gene Therapies Inc.	6,633,024	21,690

		Shares	Market Value ($000)
*,1	Arbutus Biopharma Corp.	4,765,315	21,635
*	LifeStance Health Group Inc.	3,919,615	21,558
*,1	Bicara Therapeutics Inc.	1,361,975	21,506
	HealthStream Inc.	753,406	21,276
*	Akebia Therapeutics Inc.	7,792,444	21,273
*,1	Iovance Biotherapeutics Inc.	9,671,913	20,988
*,1	Hinge Health Inc. Class A	427,543	20,984
*,1	AnaptysBio Inc.	668,920	20,482
*,1	Oruka Therapeutics Inc.	1,062,550	20,433
*	Myriad Genetics Inc.	2,785,331	20,138
*	Vir Biotechnology Inc.	3,507,718	20,029
*	MBX Biosciences Inc.	1,127,196	19,726
*	Niagen Bioscience Inc.	2,096,051	19,556
*,1	Aquestive Therapeutics Inc.	3,453,414	19,305
*	Olema Pharmaceuticals Inc.	1,960,033	19,189
*,1	Palvella Therapeutics Inc.	304,400	19,083
*	SI-BONE Inc.	1,289,268	18,978
*	Castle Biosciences Inc.	826,461	18,819
*	OPKO Health Inc.	12,104,481	18,762
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,285,864	18,748
*	Aveanna Healthcare Holdings Inc.	2,083,390	18,480
*,1	Septerna Inc.	973,636	18,314
*	Savara Inc.	5,102,166	18,215
	iRadimed Corp.	254,656	18,121
*	Arvinas Inc.	2,116,870	18,036
*	Terns Pharmaceuticals Inc.	2,383,621	17,901
*	Gossamer Bio Inc.	6,797,495	17,877
*,1	Sana Biotechnology Inc.	5,035,669	17,877
*,1	ClearPoint Neuro Inc.	810,287	17,656
*,1	ARS Pharmaceuticals Inc.	1,754,961	17,637
*	Kodiak Sciences Inc.	1,074,252	17,586
*,1	HeartFlow Inc.	510,608	17,187
*	Keros Therapeutics Inc.	1,085,941	17,180
*	KalVista Pharmaceuticals Inc.	1,407,484	17,143
*	Verastem Inc.	1,939,374	17,125
*	Orthofix Medical Inc.	1,158,493	16,960
*	Day One Biopharmaceuticals Inc.	2,386,942	16,828
*	Theravance Biopharma Inc.	1,148,365	16,766
*	Fulcrum Therapeutics Inc.	1,812,105	16,671
*	XOMA Royalty Corp.	429,257	16,544
*,1	Prime Medicine Inc.	2,981,248	16,516
*	PACS Group Inc.	1,201,967	16,503
*	Zimvie Inc.	865,044	16,384
*	Avanos Medical Inc.	1,414,843	16,356
*,1	Precigen Inc.	4,963,046	16,328
*,1	Esperion Therapeutics Inc.	6,143,570	16,280
*	Varex Imaging Corp.	1,293,905	16,044
*	Zevra Therapeutics Inc.	1,680,406	15,981
*	Erasca Inc.	7,328,104	15,975
*,1	CytomX Therapeutics Inc.	4,947,829	15,784
*,1	Eton Pharmaceuticals Inc.	717,076	15,582
*	Claritev Corp.	293,282	15,567
*	Rigel Pharmaceuticals Inc.	536,875	15,210
*,1	Zenas Biopharma Inc.	661,011	14,674
*,1	Ocugen Inc.	8,878,761	14,472
*	Emergent BioSolutions Inc.	1,613,463	14,231
*,1	Corvus Pharmaceuticals Inc.	1,911,263	14,086
*	Fulgent Genetics Inc.	613,442	13,864
*	REGENXBIO Inc.	1,400,187	13,512
*	Arcturus Therapeutics Holdings Inc.	725,185	13,365
*	AngioDynamics Inc.	1,187,619	13,266
*	Compass Therapeutics Inc.	3,776,841	13,219
*,1	RAPT Therapeutics Inc.	507,428	13,087
*,1	Monte Rosa Therapeutics Inc.	1,764,997	13,079
*	4D Molecular Therapeutics Inc.	1,504,225	13,072
*,1	Tyra Biosciences Inc.	920,075	12,872
*	Community Health Systems Inc.	3,907,250	12,542
*,1	Absci Corp.	4,080,116	12,404
*	Surmodics Inc.	412,884	12,341
*	Inhibrx Biosciences Inc.	361,949	12,190

		Shares	Market Value ($000)
*	Enhabit Inc.	1,515,741	12,141
*,1	Semler Scientific Inc.	396,600	11,898
*	Cytek Biosciences Inc.	3,421,591	11,873
*	Standard BioTools Inc.	8,972,545	11,664
*	GoodRx Holdings Inc. Class A	2,740,775	11,593
*	Solid Biosciences Inc.	1,868,262	11,527
*,1	Personalis Inc.	1,743,984	11,371
*	Maravai LifeSciences Holdings Inc. Class A	3,934,596	11,292
*,1	Pacific Biosciences of California Inc.	8,796,558	11,260
*	Owens & Minor Inc.	2,329,191	11,180
*	Astria Therapeutics Inc.	1,529,236	11,133
*,1	Immuneering Corp. Class A	1,584,988	11,095
	SIGA Technologies Inc.	1,209,923	11,071
*,1	Korro Bio Inc.	230,223	11,025
*,1	Nutex Health Inc.	106,101	10,962
*,1	Pulse Biosciences Inc.	603,128	10,675
*	Delcath Systems Inc.	986,021	10,600
*	Evolus Inc.	1,720,344	10,563
*	RxSight Inc.	1,159,070	10,420
*,1	Kestra Medical Technologies Ltd.	437,198	10,388
*,1	Altimmune Inc.	2,725,612	10,276
*	Talkspace Inc.	3,713,423	10,249
*	OptimizeRx Corp.	495,761	10,163
*,1	Tvardi Therapeutics Inc.	258,426	10,071
*	Butterfly Network Inc. Class A	5,210,470	10,056
*	Ceribell Inc.	870,107	9,998
*,1	SANUWAVE Health Inc.	265,711	9,959
*	agilon health Inc.	9,650,695	9,940
*	Cullinan Therapeutics Inc.	1,643,521	9,746
*	Tactile Systems Technology Inc.	701,160	9,704
*,1	Alumis Inc.	2,411,262	9,621
*	Treace Medical Concepts Inc.	1,427,047	9,575
*,1	Monopar Therapeutics Inc.	117,217	9,573
[1]	Jade Biosciences Inc.	1,107,287	9,556
*	Annexon Inc.	3,108,695	9,482
*	Ardent Health Inc.	712,543	9,441
*	Aldeyra Therapeutics Inc.	1,789,875	9,343
*,1	Oncology Institute Inc.	2,623,801	9,157
*,1	Lexeo Therapeutics Inc.	1,378,778	9,155
*	OrthoPediatrics Corp.	491,060	9,099
*,1	Aura Biosciences Inc.	1,468,138	9,073
*,1	Senseonics Holdings Inc.	20,322,239	8,856
*	TruBridge Inc.	438,957	8,854
*	Rocket Pharmaceuticals Inc.	2,708,544	8,830
*	Editas Medicine Inc.	2,544,287	8,829
*	Cerus Corp.	5,532,984	8,797
*,1	Lyell Immunopharma Inc.	538,731	8,749
*,1	Capricor Therapeutics Inc.	1,211,795	8,737
*	NeuroPace Inc.	830,100	8,558
*	Vanda Pharmaceuticals Inc.	1,711,609	8,541
*,1	Lineage Cell Therapeutics Inc.	4,851,078	8,198
*	Organogenesis Holdings Inc. Class A	1,938,412	8,180
*	Voyager Therapeutics Inc.	1,676,925	7,831
*	Outset Medical Inc.	554,441	7,829
*,1	Lexicon Pharmaceuticals Inc.	5,712,030	7,711
*	Contineum Therapeutics Inc. Class A	647,624	7,610
*	Assembly Biosciences Inc.	292,551	7,489
*	Enanta Pharmaceuticals Inc.	616,011	7,374
	National Research Corp.	576,323	7,365
*,1	Fennec Pharmaceuticals Inc.	776,326	7,266
*,1	Omeros Corp.	1,769,859	7,256
*,1	Humacyte Inc.	4,147,441	7,217
*	Alector Inc.	2,417,666	7,156
*	Replimune Group Inc.	1,705,430	7,146
*	Bioventus Inc. Class A	1,043,716	6,982
*,1	Benitec Biopharma Inc.	495,117	6,946
*,1	Tonix Pharmaceuticals Holding Corp.	287,300	6,941
*	OraSure Technologies Inc.	2,154,408	6,916
*	Abeona Therapeutics Inc.	1,305,785	6,895
*,1	Quantum-Si Inc. Class A	4,889,572	6,894

		Shares	Market Value ($000)
*	Atea Pharmaceuticals Inc.	2,375,873	6,890
*,1	908 Devices Inc.	784,727	6,874
*	Puma Biotechnology Inc.	1,286,405	6,831
*	LifeMD Inc.	1,002,302	6,806
*	Quanterix Corp.	1,250,899	6,792
*,1	BioAge Labs Inc.	1,153,514	6,783
*	scPharmaceuticals Inc.	1,175,659	6,666
*,1	PepGen Inc.	1,412,737	6,527
*	Avalo Therapeutics Inc.	504,600	6,413
*	Perspective Therapeutics Inc.	1,867,991	6,407
	Utah Medical Products Inc.	101,727	6,406
*	Sonida Senior Living Inc.	230,570	6,391
*	InfuSystem Holdings Inc.	614,079	6,362
*,1	Neurogene Inc.	364,893	6,324
*,1	Larimar Therapeutics Inc.	1,950,805	6,301
*	Viemed Healthcare Inc.	912,700	6,197
*,1	Omada Health Inc.	280,050	6,192
*	Ventyx Biosciences Inc.	1,989,204	6,186
*	Caribou Biosciences Inc.	2,643,580	6,160
*,1	Crescent Biopharma Inc.	514,841	6,121
*	Electromed Inc.	248,335	6,097
*,1	Allogene Therapeutics Inc.	4,885,646	6,058
*,1	SELLAS Life Sciences Group Inc.	3,755,238	6,046
*	Codexis Inc.	2,475,646	6,041
*	Aclaris Therapeutics Inc.	3,177,388	6,037
*	Cabaletta Bio Inc.	2,559,068	5,988
*,1	Coherus Oncology Inc.	3,639,422	5,969
*	Inogen Inc.	726,333	5,934
*,1	Design Therapeutics Inc.	783,620	5,901
*	Health Catalyst Inc.	2,064,666	5,884
*	Definitive Healthcare Corp. Class A	1,442,783	5,858
*,1	Heron Therapeutics Inc.	4,582,759	5,774
*,1	Galectin Therapeutics Inc.	1,355,732	5,742
*,1	Lifecore Biomedical Inc.	771,117	5,675
*	Forte Biosciences Inc.	371,876	5,578
*	CVRx Inc.	686,247	5,538
*,1	Candel Therapeutics Inc.	1,083,691	5,527
*,1	Gyre Therapeutics Inc.	729,804	5,444
*	Entrada Therapeutics Inc.	932,085	5,406
*,1	Kyverna Therapeutics Inc.	900,202	5,401
*	Ironwood Pharmaceuticals Inc. Class A	4,100,846	5,372
*	Stereotaxis Inc.	1,699,524	5,286
*,1	Tenaya Therapeutics Inc.	3,193,822	5,174
*	Exagen Inc.	470,174	5,167
*,1	Sagimet Biosciences Inc. Class A	747,499	5,128
*,1	Invivyd Inc.	4,583,730	5,042
*	Foghorn Therapeutics Inc.	1,029,325	5,033
*,1	Tectonic Therapeutic Inc.	318,527	4,998
*	Accuray Inc.	2,953,759	4,933
*	Black Diamond Therapeutics Inc.	1,301,135	4,931
*	Protara Therapeutics Inc.	1,111,715	4,836
*,1	Streamex Corp.	836,312	4,817
*,1	Eledon Pharmaceuticals Inc.	1,843,489	4,775
*	Corbus Pharmaceuticals Holdings Inc.	375,850	4,755
*	C4 Therapeutics Inc.	2,121,891	4,711
*,1	Achieve Life Sciences Inc.	1,484,979	4,678
*,1	Microbot Medical Inc.	1,455,165	4,438
*	Quipt Home Medical Corp.	1,692,045	4,416
*	Joint Corp.	459,048	4,379
*,1	Neuronetics Inc.	1,599,572	4,367
*,1	Aardvark Therapeutics Inc.	327,915	4,358
*	MaxCyte Inc.	2,750,792	4,346
*,1	Cardiff Oncology Inc.	2,079,170	4,283
*,1	Neumora Therapeutics Inc.	2,334,851	4,249
*	KORU Medical Systems Inc.	1,091,314	4,180
*	FONAR Corp.	277,041	4,172
*	RCM Technologies Inc.	156,277	4,149
*	OmniAb Inc.	2,585,231	4,136
*,1	Avita Medical Inc.	809,047	4,134
*	Vistagen Therapeutics Inc.	1,163,389	4,130

		Shares	Market Value ($000)
[1]	Acme United Corp.	99,411	4,094
*	Anika Therapeutics Inc.	429,934	4,041
*,1	TuHURA Biosciences Inc.	1,590,974	3,946
*,1	Sangamo Therapeutics Inc.	5,855,807	3,943
*,1	Cassava Sciences Inc.	1,340,616	3,901
*	Fate Therapeutics Inc.	2,983,487	3,759
*,1	Inovio Pharmaceuticals Inc.	1,603,275	3,752
*,1	Genelux Corp.	870,541	3,656
*	Sight Sciences Inc.	1,057,155	3,637
*	DocGo Inc.	2,672,492	3,635
*,1	Seres Therapeutics Inc.	188,698	3,631
*,1	Inhibikase Therapeutics Inc.	2,228,292	3,610
*	LENSAR Inc.	276,827	3,419
*,1	Hyperfine Inc.	2,339,221	3,392
*	Seer Inc. Class A	1,547,973	3,359
*	Atossa Therapeutics Inc.	3,854,415	3,342
*,1	AirSculpt Technologies Inc.	414,170	3,322
*,1	Vor BioPharma Inc.	67,785	3,302
*,1	Pro-Dex Inc.	95,907	3,246
*	MacroGenics Inc.	1,931,555	3,245
*	Innovage Holding Corp.	617,259	3,185
*,1	Scilex Holding Co.	158,927	3,128
*	Monogram Technologies Inc.	531,590	3,120
*,1	Coya Therapeutics Inc.	544,777	3,105
*	Sanara Medtech Inc.	97,585	3,096
*	Shattuck Labs Inc.	1,286,443	3,075
*,1	Elicio Therapeutics Inc.	275,831	3,018
*	Anixa Biosciences Inc.	907,815	2,996
*,1	Nkarta Inc.	1,420,238	2,940
*,1	Biomea Fusion Inc.	1,436,477	2,902
*,1	Cartesian Therapeutics Inc.	281,779	2,880
*,1	Alto Neuroscience Inc.	705,810	2,837
*,1	Pyxis Oncology Inc.	1,266,997	2,813
*,1	Agenus Inc.	728,794	2,806
*,1	Lucid Diagnostics Inc.	2,622,338	2,649
*,1	Adverum Biotechnologies Inc.	573,706	2,599
*	Pliant Therapeutics Inc.	1,752,048	2,593
*,1	Assertio Holdings Inc.	2,864,738	2,523
*	TScan Therapeutics Inc.	1,377,026	2,506
*	Biote Corp. Class A	832,091	2,496
*	Context Therapeutics Inc.	2,549,966	2,470
*,1	TriSalus Life Sciences Inc.	508,434	2,364
*	Fractyl Health Inc.	1,469,457	2,336
*	Zentalis Pharmaceuticals Inc.	1,545,450	2,334
*,1	Ovid therapeutics Inc.	1,780,665	2,315
*,1	Sera Prognostics Inc. Class A	744,977	2,280
*,1	Immunic Inc.	2,572,819	2,268
*,1	Orchestra BioMed Holdings Inc.	908,858	2,254
*	American Well Corp. Class A	365,194	2,246
*,1	Skye Bioscience Inc.	561,832	2,208
*,1	Fortress Biotech Inc.	585,250	2,163
*	Nuvectis Pharma Inc.	357,626	2,153
*,1	Spero Therapeutics Inc.	1,140,943	2,145
*	Rapid Micro Biosystems Inc. Class A	640,273	2,139
*	Journey Medical Corp.	299,267	2,131
*	Apyx Medical Corp.	989,198	2,117
*,1	PMV Pharmaceuticals Inc.	1,491,880	2,089
*,1	Cognition Therapeutics Inc.	1,527,450	2,062
*,1	Sutro Biopharma Inc.	2,363,926	2,053
*,1	Unicycive Therapeutics Inc.	469,489	2,047
*,1	Alpha Teknova Inc.	329,066	2,037
*,1	CervoMed Inc.	250,174	2,024
*,1	Jasper Therapeutics Inc.	835,928	1,990
*	Surrozen Inc.	151,590	1,953
*,1	aTyr Pharma Inc.	2,659,691	1,919
*	Acumen Pharmaceuticals Inc.	1,121,798	1,918
*	Pulmonx Corp.	1,155,779	1,872
*,1	Applied Therapeutics Inc.	3,038,034	1,838
*,1	Instil Bio Inc.	100,691	1,798
*,1	ALX Oncology Holdings Inc.	963,527	1,763

		Shares	Market Value ($000)
*,1	Metagenomi Inc.	743,740	1,763
*	Werewolf Therapeutics Inc.	876,588	1,727
*	Climb Bio Inc.	857,578	1,724
*	Tela Bio Inc.	1,153,088	1,718
*	Quince Therapeutics Inc.	1,044,823	1,703
*	Atara Biotherapeutics Inc.	117,686	1,686
*	CareCloud Inc.	519,924	1,669
*	Adicet Bio Inc.	2,027,781	1,643
*,1	Precision BioSciences Inc.	296,491	1,637
*,1	Caris Life Sciences Inc.	53,231	1,610
[1]	Dominari Holdings Inc.	226,302	1,604
*	Sensus Healthcare Inc.	494,131	1,552
*	Champions Oncology Inc.	230,696	1,494
*,1	Greenwich Lifesciences Inc.	150,177	1,494
*	Actinium Pharmaceuticals Inc.	918,557	1,470
*,1	Karyopharm Therapeutics Inc.	223,222	1,460
*	Nautilus Biotechnology Inc.	1,707,764	1,443
*	OnKure Therapeutics Inc. Class A	510,161	1,403
*	FibroGen Inc.	114,179	1,399
*,1	XBiotech Inc.	517,017	1,375
*,1	CEL-SCI Corp.	149,499	1,375
*	Opus Genetics Inc.	817,535	1,349
*,1	Pelthos Therapeutics Inc.	47,816	1,339
*	RenovoRx Inc.	1,034,193	1,313
*	Owlet Inc. Class A	154,897	1,312
*,1	Inotiv Inc.	888,998	1,289
*	ImageneBio Inc.	149,728	1,220
*,1	Actuate Therapeutics Inc.	182,260	1,219
*,1	CytoSorbents Corp.	1,274,363	1,190
*	Grace Therapeutics Inc.	400,350	1,189
*	ImmuCell Corp.	181,077	1,172
*,1	Equillium Inc.	799,749	1,144
*,1	Telomir Pharmaceuticals Inc.	815,408	1,133
*	Forian Inc.	496,900	1,118
*	Cue Biopharma Inc.	1,527,002	1,097
*	Lantern Pharma Inc.	250,635	1,090
*,1	Tempest Therapeutics Inc.	104,944	1,079
*,1	Mersana Therapeutics Inc.	135,866	1,054
*,1	Annovis Bio Inc.	499,706	1,034
*	Whitehawk Therapeutics Inc.	543,376	1,032
*	Immix Biopharma Inc.	488,611	1,021
*	Rafael Holdings Inc. Class B	747,724	1,017
*	Prelude Therapeutics Inc.	705,018	1,015
*,1	Zynex Inc.	696,760	1,010
*	PDS Biotechnology Corp.	995,421	1,005
*,1	Outlook Therapeutics Inc.	942,805	999
*,1	Inmune Bio Inc.	479,044	992
*,1	Carlsmed Inc.	73,102	979
*	Aligos Therapeutics Inc.	99,727	977
*	HeartBeam Inc.	591,680	976
*	Xtant Medical Holdings Inc.	1,499,266	973
*,1	X4 Pharmaceuticals Inc.	283,391	969
*	Rockwell Medical Inc.	795,997	955
*,1	Celularity Inc. Class A	455,049	942
*	Generation Bio Co.	152,411	933
*	AN2 Therapeutics Inc.	733,392	931
*,1	NRX Pharmaceuticals Inc.	279,029	921
*	NeueHealth Inc.	137,722	919
*	MAIA Biotechnology Inc.	586,640	903
*	Vivani Medical Inc.	636,377	897
*,1	SCYNEXIS Inc.	1,144,360	881
*,1	Nutriband Inc.	122,586	864
*	Cumberland Pharmaceuticals Inc.	274,814	857
*	Biodesix Inc.	112,398	849
*	Rein Therapeutics Inc.	734,417	841
*,1	BioAtla Inc.	1,191,032	819
*,1	CalciMedica Inc.	267,177	807
*,1	Tenax Therapeutics Inc.	101,959	776
*,1	vTv Therapeutics Inc. Class A	32,946	766
*	Myomo Inc.	847,644	756

		Shares	Market Value ($000)
*,1	OneMedNet Corp.	687,964	750
*	Acrivon Therapeutics Inc.	403,608	731
*,1	Kezar Life Sciences Inc.	185,893	725
*,1	Spectral AI Inc.	311,686	711
*	Elutia Inc. Class A	785,645	699
*,1	ElectroCore Inc.	140,700	696
*	Dyadic International Inc.	583,627	689
*,1	Serina Therapeutics Inc.	125,805	674
*	Milestone Scientific Inc.	1,450,746	659
*	Century Therapeutics Inc.	1,286,503	641
*,1	CAMP4 Therapeutics Corp.	213,408	640
*,1	Insight Molecular Diagnostics Inc.	186,627	620
*	Nephros Inc.	129,001	610
*,1	Xilio Therapeutics Inc.	723,745	610
*	Precision Optics Corp. Inc.	139,956	609
*	Modular Medical Inc.	857,907	600
*,1	Tevogen Bio Holdings Inc.	755,110	593
*	Passage Bio Inc.	73,230	587
*,1	Clene Inc.	93,512	563
*	Boundless Bio Inc.	445,181	548
*,1	Verrica Pharmaceuticals Inc.	127,019	547
*,1	Harvard Bioscience Inc.	1,234,707	541
*,1	Kalaris Therapeutics Inc.	91,827	531
*	Senti Biosciences Inc.	368,878	520
*	Lite Strategy Inc.	213,405	516
*	Vicarious Surgical Inc. Class A	93,044	513
*	Clearside Biomedical Inc.	128,568	510
*,1	Dare Bioscience Inc.	240,253	505
*	Lisata Therapeutics Inc.	191,371	501
*,1	enVVeno Medical Corp.	551,665	500
*,1	NanoViricides Inc.	344,656	493
*,1	Lunai Bioworks Inc.	327,042	464
*	IRIDEX Corp.	401,852	462
*	Cadrenal Therapeutics Inc.	33,278	458
*,1	SAB Biotherapeutics Inc.	227,593	457
*,1	Reviva Pharmaceuticals Holdings Inc.	1,192,155	439
	Cryo-Cell International Inc.	94,688	439
*	Armata Pharmaceuticals Inc.	146,878	438
*,1	Fibrobiologics Inc.	797,931	436
*,1	Athira Pharma Inc.	104,969	435
*,1	Co-Diagnostics Inc.	1,248,731	430
*	Lipocine Inc.	142,773	408
*,1	Q32 Bio Inc.	186,715	370
*	Minerva Neurosciences Inc.	172,045	365
*,1	Shoulder Innovations Inc.	29,094	365
*	Curis Inc.	215,599	358
*	Retractable Technologies Inc.	412,203	347
*	Mural Oncology plc	162,578	337
*	Leap Therapeutics Inc.	738,594	335
*	Estrella Immunopharma Inc.	268,005	319
*	Aytu BioPharma Inc.	169,000	318
*	Rallybio Corp.	635,767	317
*	Anebulo Pharmaceuticals Inc.	118,412	296
*	NextCure Inc.	50,058	293
*	American Shared Hospital Services	98,075	275
*,1	Longeveron Inc. Class A	361,300	271
*	P3 Health Partners Inc.	28,358	260
*,1	TherapeuticsMD Inc.	244,317	259
*,1	Rani Therapeutics Holdings Inc. Class A	507,608	254
*,1	Cocrystal Pharma Inc.	187,266	234
*	Synlogic Inc.	136,467	231
*,1	Femasys Inc.	619,461	218
*,1	Envoy Medical Inc. Class A	273,065	212
*,1	MiNK Therapeutics Inc.	14,990	210
*,1	Cellectar Biosciences Inc.	34,992	196
*,1	Aprea Therapeutics Inc.	126,769	187
*,1	KALA BIO Inc.	112,973	173
*,1	Marker Therapeutics Inc.	181,725	162
*,1	Bullfrog AI Holdings Inc.	93,308	131
*,1	Lyra Therapeutics Inc.	19,426	128

		Shares	Market Value ($000)
*	Bolt Biotherapeutics Inc.	23,297	124
*,1	Beyond Air Inc.	43,032	99
*	Nexgel Inc.	40,101	98
*	BioVie Inc.	46,616	89
*,1	Safety Shot Inc.	288,959	77
*	Artiva Biotherapeutics Inc.	26,274	75
*	IN8bio Inc.	31,070	67
*	MetaVia Inc.	34,802	33
*	Neuraxis Inc.	10,018	31
*	OS Therapies Inc.	7,515	15
*	Atlantic International Corp.	3,214	10
*	Mira Pharmaceuticals Inc.	3,910	5
*,1,2	Aravive Inc.	368,501	—
*	Mangoceuticals Inc.	100	—
			180,256,920
Industrials (12.2%)
	Visa Inc. Class A	52,772,243	18,015,388
	Mastercard Inc. Class A	25,402,015	14,448,920
	GE Aerospace	31,701,388	9,536,412
	RTX Corp.	42,119,429	7,047,844
	Caterpillar Inc.	14,740,165	7,033,270
	GE Vernova Inc.	8,569,076	5,269,125
*	Boeing Co.	23,800,073	5,136,770
	American Express Co.	15,328,252	5,091,432
	Accenture plc Class A	19,599,031	4,833,121
	Eaton Corp. plc	12,251,764	4,585,223
	Union Pacific Corp.	18,650,671	4,408,459
	Capital One Financial Corp.	20,123,048	4,277,758
	Honeywell International Inc.	19,978,339	4,205,440
	Automatic Data Processing Inc.	12,742,268	3,739,856
	Deere & Co.	8,097,168	3,702,511
	Lockheed Martin Corp.	7,345,537	3,666,966
	Parker-Hannifin Corp.	3,984,703	3,021,003
	Trane Technologies plc	6,998,456	2,953,069
	Northrop Grumman Corp.	4,506,335	2,745,800
	3M Co.	16,764,908	2,601,578
	General Dynamics Corp.	7,610,268	2,595,101
	CRH plc	21,163,494	2,537,503
	Howmet Aerospace Inc.	12,689,961	2,490,151
	Sherwin-Williams Co.	7,058,723	2,444,153
	TransDigm Group Inc.	1,773,125	2,337,014
	Emerson Electric Co.	17,712,296	2,323,499
	Illinois Tool Works Inc.	8,690,884	2,266,235
	Johnson Controls International plc	20,581,912	2,262,981
	Cintas Corp.	10,763,848	2,209,387
*	Fiserv Inc.	17,116,321	2,206,807
	Norfolk Southern Corp.	7,062,399	2,121,615
	CSX Corp.	58,635,193	2,082,136
*	PayPal Holdings Inc.	30,072,474	2,016,660
	Quanta Services Inc.	4,690,802	1,943,962
	United Rentals Inc.	2,025,062	1,933,246
	United Parcel Service Inc. Class B	23,139,741	1,932,863
	Cummins Inc.	4,335,136	1,831,031
	L3Harris Technologies Inc.	5,885,716	1,797,557
*	Axon Enterprise Inc.	2,348,137	1,685,117
	PACCAR Inc.	16,526,095	1,624,846
	FedEx Corp.	6,679,212	1,575,025
	Carrier Global Corp.	25,443,398	1,518,971
	Ferguson Enterprises Inc.	6,205,299	1,393,586
	AMETEK Inc.	7,268,037	1,366,391
	WW Grainger Inc.	1,428,005	1,360,832
	Paychex Inc.	10,210,079	1,294,230
	Vulcan Materials Co.	4,158,726	1,279,307
*	Block Inc. Class A	17,304,192	1,250,574
	Rockwell Automation Inc.	3,540,154	1,237,390
	Martin Marietta Materials Inc.	1,897,780	1,196,133
	Xylem Inc.	7,662,295	1,130,189
	Otis Worldwide Corp.	12,354,178	1,129,543
	Verisk Analytics Inc.	4,390,482	1,104,250

		Shares	Market Value ($000)
	Fidelity National Information Services Inc.	16,455,815	1,085,096
	Westinghouse Air Brake Technologies Corp.	5,378,500	1,078,228
*	Fair Isaac Corp.	717,608	1,073,922
	Ingersoll Rand Inc.	12,526,416	1,034,932
	DuPont de Nemours Inc.	13,171,788	1,026,082
	Equifax Inc.	3,895,040	999,195
*	Keysight Technologies Inc.	5,415,943	947,357
	Comfort Systems USA Inc.	1,111,838	917,466
	EMCOR Group Inc.	1,409,019	915,214
*	Teledyne Technologies Inc.	1,475,860	864,913
	Old Dominion Freight Line Inc.	5,963,546	839,548
	Synchrony Financial	11,693,682	830,836
*	Mettler-Toledo International Inc.	648,088	795,599
	HEICO Corp. Class A	3,112,542	790,866
	Veralto Corp.	7,408,880	789,861
	PPG Industries Inc.	7,101,025	746,389
	Hubbell Inc. Class B	1,671,897	719,434
	Dover Corp.	4,311,570	719,299
	Smurfit WestRock plc	16,440,865	699,888
*	Rocket Lab Corp.	14,448,063	692,207
	Curtiss-Wright Corp.	1,185,925	643,886
	Packaging Corp. of America	2,830,684	616,891
*	Trimble Inc.	7,493,149	611,816
*	Corpay Inc.	2,113,900	608,930
*	Affirm Holdings Inc. Class A	7,994,447	584,234
	Pentair plc	5,161,551	571,693
	Snap-on Inc.	1,640,228	568,388
	Jacobs Solutions Inc.	3,750,767	562,090
*	Bloom Energy Corp. Class A	6,636,928	561,285
	AECOM	4,160,218	542,784
	FTAI Aviation Ltd.	3,230,340	539,015
	BWX Technologies Inc.	2,876,901	530,414
	Lennox International Inc.	993,681	526,015
	Expeditors International of Washington Inc.	4,258,250	522,019
	Fortive Corp.	10,632,773	520,900
	TransUnion	6,125,803	513,220
	Dow Inc.	22,274,772	510,761
	nVent Electric plc	5,075,060	500,604
*	Kratos Defense & Security Solutions Inc.	5,319,686	486,060
	Global Payments Inc.	5,821,379	483,640
	Allegion plc	2,695,234	478,000
	Woodward Inc.	1,887,793	477,064
*	Zebra Technologies Corp. Class A	1,601,260	475,830
	RPM International Inc.	4,031,702	475,257
	Textron Inc.	5,594,686	472,695
	CH Robinson Worldwide Inc.	3,518,711	465,877
	Masco Corp.	6,562,791	461,955
*	XPO Inc.	3,522,674	455,376
	Watsco Inc.	1,099,846	444,668
	Carlisle Cos. Inc.	1,346,452	442,929
	Graco Inc.	5,195,990	441,451
	ITT Inc.	2,451,258	438,187
	Ball Corp.	8,568,917	432,045
*	MasTec Inc.	1,980,287	421,425
	Lincoln Electric Holdings Inc.	1,738,430	409,974
*	API Group Corp.	11,779,159	404,850
*	Builders FirstSource Inc.	3,312,616	401,655
	Booz Allen Hamilton Holding Corp.	3,866,457	386,452
	IDEX Corp.	2,371,646	386,009
*	QXO Inc.	20,177,614	384,585
	Owens Corning	2,630,939	372,173
*	AeroVironment Inc.	1,179,797	371,506
	Nordson Corp.	1,594,043	361,768
	Stanley Black & Decker Inc.	4,860,546	361,284
	Huntington Ingalls Industries Inc.	1,234,050	355,295
	Crown Holdings Inc.	3,655,651	353,099
*	ATI Inc.	4,339,997	353,015
*	TopBuild Corp.	886,094	346,339
	Jack Henry & Associates Inc.	2,296,241	341,979
	Advanced Drainage Systems Inc.	2,450,800	339,926

		Shares	Market Value ($000)
	Acuity Inc.	960,839	330,903
	JB Hunt Transport Services Inc.	2,440,951	327,502
	WESCO International Inc.	1,532,466	324,117
*	Core & Main Inc. Class A	5,962,895	320,983
	Applied Industrial Technologies Inc.	1,189,401	310,493
*	Sterling Infrastructure Inc.	911,590	309,649
*	Generac Holdings Inc.	1,849,255	309,565
	Regal Rexnord Corp.	2,090,186	299,816
	Donaldson Co. Inc.	3,657,620	299,376
*	Chart Industries Inc.	1,415,020	283,216
	Crane Co.	1,537,931	283,195
	CNH Industrial NV	25,676,434	278,589
	AptarGroup Inc.	2,068,428	276,466
*	SPX Technologies Inc.	1,478,968	276,242
	Tetra Tech Inc.	8,266,778	275,945
	Armstrong World Industries Inc.	1,352,804	265,163
	A O Smith Corp.	3,583,752	263,083
	MKS Inc.	2,118,589	262,218
*,1	Joby Aviation Inc.	16,198,509	261,444
	Oshkosh Corp.	2,013,876	261,200
*	Dycom Industries Inc.	868,525	253,401
*	Saia Inc.	840,981	251,756
	Watts Water Technologies Inc. Class A	866,208	241,915
*	Aurora Innovation Inc. Class A	44,756,634	241,238
	Valmont Industries Inc.	619,676	240,267
	Cognex Corp.	5,286,823	239,493
	Eagle Materials Inc.	1,024,586	238,770
	Zurn Elkay Water Solutions Corp.	5,021,270	236,150
*	Modine Manufacturing Co.	1,657,023	235,562
	Toro Co.	3,080,894	234,764
	HEICO Corp.	719,674	232,325
	Genpact Ltd.	5,507,401	230,705
	JBT Marel Corp.	1,642,331	230,665
	Ryder System Inc.	1,212,826	228,788
	Allison Transmission Holdings Inc.	2,621,422	222,506
	Primoris Services Corp.	1,618,934	222,328
*	Paylocity Holding Corp.	1,392,195	221,735
	Simpson Manufacturing Co. Inc.	1,308,767	219,166
	Flowserve Corp.	4,114,775	218,659
	Federal Signal Corp.	1,827,739	217,483
	AGCO Corp.	2,002,172	214,373
*	ExlService Holdings Inc.	4,849,638	213,530
*	Fluor Corp.	5,064,713	213,072
*	Mohawk Industries Inc.	1,642,412	211,740
[1]	AAON Inc.	2,186,642	204,320
	Esab Corp.	1,820,514	203,424
	Fortune Brands Innovations Inc.	3,791,096	202,407
*	Gates Industrial Corp. plc	8,134,677	201,903
	Littelfuse Inc.	777,247	201,315
	MSA Safety Inc.	1,167,147	200,831
	Air Lease Corp. Class A	3,144,115	200,123
	GATX Corp.	1,119,779	195,737
*	Axalta Coating Systems Ltd.	6,803,012	194,702
	Vontier Corp.	4,607,707	193,385
	Knight-Swift Transportation Holdings Inc. Class A	4,859,062	191,982
*	Middleby Corp.	1,440,305	191,460
*	GXO Logistics Inc.	3,612,726	191,077
*	Construction Partners Inc. Class A	1,494,873	189,849
	Moog Inc. Class A	892,858	185,420
*	Resideo Technologies Inc.	4,249,926	183,512
	Installed Building Products Inc.	735,499	181,418
	Graphic Packaging Holding Co.	9,236,330	180,755
*	Itron Inc.	1,436,955	178,987
	Louisiana-Pacific Corp.	1,973,191	175,298
*	Trex Co. Inc.	3,385,482	174,928
	ESCO Technologies Inc.	820,609	173,239
*	Mirion Technologies Inc. Class A	7,337,266	170,665
*	WEX Inc.	1,075,008	169,346
*	ACI Worldwide Inc.	3,208,264	169,300
*,1	Archer Aviation Inc. Class A	17,374,147	166,444

		Shares	Market Value ($000)
	Badger Meter Inc.	928,169	165,752
*	FTI Consulting Inc.	1,020,507	164,965
	Maximus Inc.	1,784,405	163,041
	Sealed Air Corp.	4,605,968	162,821
*,1	Shift4 Payments Inc. Class A	2,021,745	156,483
	Ralliant Corp.	3,563,696	155,840
*	BILL Holdings Inc.	2,931,362	155,274
	Enpro Inc.	669,673	151,346
	Granite Construction Inc.	1,369,423	150,157
	Belden Inc.	1,241,864	149,359
	ADT Inc.	16,960,360	147,725
*	Kirby Corp.	1,757,709	146,681
	Brink's Co.	1,250,893	146,179
	Arcosa Inc.	1,544,770	144,760
*	Spirit AeroSystems Holdings Inc. Class A	3,711,366	143,259
	Sensata Technologies Holding plc	4,603,201	140,628
	UL Solutions Inc. Class A	1,965,714	139,291
*	Knife River Corp.	1,798,923	138,283
*	Everus Construction Group Inc.	1,605,261	137,651
	Sonoco Products Co.	3,125,803	134,691
	EnerSys	1,188,047	134,202
	Landstar System Inc.	1,090,579	133,661
*	Mercury Systems Inc.	1,715,291	132,764
	Brunswick Corp.	2,078,622	131,452
	MSC Industrial Direct Co. Inc. Class A	1,397,869	128,800
	CSW Industrials Inc.	529,530	128,543
	Mueller Water Products Inc. Class A	4,962,276	126,637
*	OSI Systems Inc.	503,542	125,503
	Herc Holdings Inc.	1,052,609	122,797
*	Verra Mobility Corp. Class A	4,804,761	118,678
	WillScot Holdings Corp.	5,489,927	115,892
	Silgan Holdings Inc.	2,682,328	115,367
	Korn Ferry	1,634,002	114,347
	Leonardo DRS Inc.	2,513,372	114,107
*	IES Holdings Inc.	283,111	112,579
	Exponent Inc.	1,617,351	112,374
	Franklin Electric Co. Inc.	1,172,686	111,640
*	Amentum Holdings Inc.	4,622,472	110,708
	Kadant Inc.	370,908	110,375
	Argan Inc.	408,112	110,211
	Otter Tail Corp.	1,327,217	108,792
*	Euronet Worldwide Inc.	1,231,324	108,123
*	Loar Holdings Inc.	1,342,672	107,414
	Patrick Industries Inc.	1,008,159	104,274
	Robert Half Inc.	3,060,986	104,012
	Brady Corp. Class A	1,318,472	102,880
	Crane NXT Co.	1,530,785	102,670
	VSE Corp.	617,285	102,617
	HB Fuller Co.	1,730,588	102,589
	Terex Corp.	1,982,128	101,683
	Griffon Corp.	1,320,800	100,579
*	StandardAero Inc.	3,675,929	100,316
*	Hayward Holdings Inc.	6,501,985	98,310
	AZZ Inc.	895,336	97,708
*	AAR Corp.	1,082,209	97,042
*	MYR Group Inc.	464,781	96,688
*,1	Eos Energy Enterprises Inc.	8,468,708	96,459
	Matson Inc.	959,411	94,588
*	Planet Labs PBC	7,200,060	93,457
	Powell Industries Inc.	306,523	93,431
	Boise Cascade Co.	1,193,151	92,254
*,1	Symbotic Inc. Class A	1,708,752	92,102
*	Tutor Perini Corp.	1,403,842	92,078
	McGrath RentCorp	778,144	91,276
*	NCR Atleos Corp.	2,305,912	90,645
	ABM Industries Inc.	1,964,516	90,603
*	CBIZ Inc.	1,640,153	86,863
*	GEO Group Inc.	4,235,717	86,790
*	Remitly Global Inc.	5,191,456	84,621
	REV Group Inc.	1,472,063	83,422

		Shares	Market Value ($000)
	Western Union Co.	10,111,247	80,789
	Standex International Corp.	380,149	80,554
	UniFirst Corp.	475,939	79,572
*	RXO Inc.	5,162,540	79,400
*	Huron Consulting Group Inc.	539,738	79,217
*	Karman Holdings Inc.	1,055,807	76,229
*	Upwork Inc.	3,972,333	73,766
	Trinity Industries Inc.	2,593,827	72,731
	International Seaways Inc.	1,568,636	72,283
	Enerpac Tool Group Corp. Class A	1,724,318	70,697
	EVERTEC Inc.	2,028,095	68,509
*,1	PureCycle Technologies Inc.	5,157,611	67,823
	Atkore Inc.	1,052,222	66,016
*	CoreCivic Inc.	3,236,272	65,858
*	Marqeta Inc. Class A	12,382,897	65,382
*	O-I Glass Inc.	4,929,308	63,933
	Hub Group Inc. Class A	1,850,748	63,740
*	ASGN Inc.	1,328,466	62,903
	Alamo Group Inc.	325,518	62,141
	TriNet Group Inc.	918,324	61,427
	Hillenbrand Inc.	2,232,078	60,355
*	Centuri Holdings Inc.	2,794,137	59,152
*	Hillman Solutions Corp.	6,272,330	57,580
*	Blue Bird Corp.	999,275	57,508
*	Gibraltar Industries Inc.	908,303	57,041
*	Legalzoom.com Inc.	5,455,065	56,624
	ManpowerGroup Inc.	1,479,364	56,068
*	Payoneer Global Inc.	9,113,842	55,139
	ICF International Inc.	591,793	54,918
	Helios Technologies Inc.	1,051,489	54,814
	Pitney Bowes Inc.	4,788,024	54,631
*	AvidXchange Holdings Inc.	5,485,293	54,579
*,1	Masterbrand Inc.	4,048,258	53,316
	Insperity Inc.	1,057,196	52,014
	Bel Fuse Inc. Class B	363,318	51,235
*,1	Enovix Corp.	5,126,838	51,115
	Greif Inc. Class A	849,071	50,740
	Kennametal Inc.	2,422,909	50,711
*	Flywire Corp.	3,676,474	49,779
	Albany International Corp. Class A	929,384	49,536
*	CECO Environmental Corp.	966,168	49,468
	Lindsay Corp.	344,814	48,467
	ArcBest Corp.	693,494	48,454
*	DXP Enterprises Inc.	394,285	46,948
	Napco Security Technologies Inc.	1,074,063	46,131
	TriMas Corp.	1,186,552	45,848
*	Astronics Corp.	984,457	44,901
	Tennant Co.	550,252	44,603
	Werner Enterprises Inc.	1,692,801	44,555
	Alight Inc. Class A	13,477,492	43,937
	Greenbrier Cos. Inc.	936,009	43,216
*	Ducommun Inc.	439,781	42,276
*	Donnelley Financial Solutions Inc.	818,363	42,088
*,1	Sezzle Inc.	526,769	41,894
*	Willdan Group Inc.	427,409	41,326
*	Janus International Group Inc.	4,172,655	41,184
	United States Lime & Minerals Inc.	311,347	40,958
*	Paymentus Holdings Inc. Class A	1,311,614	40,135
	CRA International Inc.	191,936	40,024
*	Proto Labs Inc.	781,778	39,112
	Perella Weinberg Partners Class A	1,818,761	38,776
*,1	First Advantage Corp.	2,474,750	38,086
*	V2X Inc.	643,822	37,400
*	Vicor Corp.	730,239	36,307
*	Evolv Technologies Holdings Inc.	4,718,286	35,623
	Barrett Business Services Inc.	795,184	35,243
*	Cimpress plc	553,719	34,906
	Astec Industries Inc.	709,536	34,150
	Cadre Holdings Inc.	934,476	34,118
*,1	Intuitive Machines Inc. Class A	3,230,446	33,984

		Shares	Market Value ($000)
*	Limbach Holdings Inc.	328,269	31,881
	Gorman-Rupp Co.	685,387	31,809
*,1	Amprius Technologies Inc.	2,990,196	31,457
*	BrightView Holdings Inc.	2,246,522	30,103
*	American Woodmark Corp.	447,343	29,865
	Heidrick & Struggles International Inc.	598,317	29,778
*	Montrose Environmental Group Inc.	1,058,325	29,062
*	Thermon Group Holdings Inc.	1,040,838	27,811
	Schneider National Inc. Class B	1,289,380	27,283
	Deluxe Corp.	1,378,350	26,685
	Apogee Enterprises Inc.	600,541	26,166
*	Energy Recovery Inc.	1,694,306	26,126
*	Power Solutions International Inc.	257,519	25,294
*	Forward Air Corp.	950,145	24,362
*,1	Legence Corp. Class A	780,538	24,048
*	Great Lakes Dredge & Dock Corp.	1,970,772	23,630
*,1	I3 Verticals Inc. Class A	724,168	23,506
*,1	Microvast Holdings Inc.	5,688,828	21,902
	Insteel Industries Inc.	568,794	21,808
*	Green Dot Corp. Class A	1,605,502	21,562
	Douglas Dynamics Inc.	689,336	21,549
	Quanex Building Products Corp.	1,492,917	21,229
	LSI Industries Inc.	888,303	20,973
	Allient Inc.	466,580	20,879
*	Transcat Inc.	284,910	20,855
*	Cantaloupe Inc.	1,930,995	20,411
*,1	Firefly Aerospace Inc.	677,587	19,867
	Marten Transport Ltd.	1,846,358	19,682
	Myers Industries Inc.	1,145,433	19,404
	National Presto Industries Inc.	172,025	19,293
*	BlueLinx Holdings Inc.	253,592	18,533
*	Bowman Consulting Group Ltd.	436,587	18,494
*	Aspen Aerogels Inc.	2,573,489	17,911
*	CompoSecure Inc. Class A	850,241	17,702
*,1	BlackSky Technology Inc. Class A	861,009	17,349
	Kforce Inc.	575,065	17,240
*,1	Performant Healthcare Inc.	2,160,057	16,697
	Cass Information Systems Inc.	424,393	16,691
*,1	Lightbridge Corp.	775,812	16,455
*	Graham Corp.	296,075	16,255
	Preformed Line Products Co.	82,198	16,123
*,1	Redwire Corp.	1,793,107	16,120
	Vestis Corp.	3,519,937	15,945
	Miller Industries Inc.	356,516	14,410
	Ennis Inc.	774,975	14,167
	FTAI Infrastructure Inc.	3,248,947	14,165
*	Cross Country Healthcare Inc.	988,966	14,043
*	CryoPort Inc.	1,444,817	13,697
*	Conduent Inc.	4,750,492	13,301
	Wabash National Corp.	1,287,069	12,703
*	International Money Express Inc.	908,933	12,698
*	Repay Holdings Corp. Class A	2,420,950	12,662
	Kelly Services Inc. Class A	946,678	12,420
*	JELD-WEN Holding Inc.	2,508,088	12,315
	Park Aerospace Corp.	597,279	12,149
	Columbus McKinnon Corp.	846,472	12,138
*,1	Voyager Technologies Inc. Class A	399,553	11,899
	Heartland Express Inc.	1,418,239	11,885
*	Hudson Technologies Inc.	1,193,183	11,848
	Luxfer Holdings plc	850,233	11,818
*,1	3D Systems Corp.	4,040,873	11,719
*,1	Eve Holding Inc.	3,026,949	11,533
	Hyster-Yale Inc.	308,595	11,375
*	Titan International Inc.	1,496,147	11,311
*,1	TSS Inc.	624,427	11,308
	Mesa Laboratories Inc.	164,710	11,037
*	Vishay Precision Group Inc.	342,337	10,972
*	Byrna Technologies Inc.	492,433	10,912
*,1	Titan Machinery Inc.	644,924	10,796
*	Custom Truck One Source Inc.	1,661,259	10,665

		Shares	Market Value ($000)
*,1	CEA Industries Inc.	1,358,408	10,596
*	Manitowoc Co. Inc.	1,042,555	10,436
	Covenant Logistics Group Inc. Class A	479,187	10,379
*	LightPath Technologies Inc. Class A	1,257,089	9,969
*	Orion Group Holdings Inc.	1,138,567	9,473
*,1	TaskUS Inc. Class A	530,110	9,462
*	Distribution Solutions Group Inc.	312,637	9,404
*	Strata Critical Medical Inc.	1,821,027	9,214
*,1	Richtech Robotics Inc. Class B	2,146,752	9,210
*	Atlanticus Holdings Corp.	156,819	9,186
	Willis Lease Finance Corp.	63,954	8,767
*	Target Hospitality Corp.	1,020,810	8,656
*,1	Pattern Group Inc. Class A	626,935	8,589
*	Babcock & Wilcox Enterprises Inc.	2,940,589	8,528
*	ZipRecruiter Inc. Class A	2,014,254	8,500
*	Ranpak Holdings Corp. Class A	1,437,230	8,077
	Information Services Group Inc.	1,391,499	8,001
*,1	Hyliion Holdings Corp.	4,048,704	7,976
*	AerSale Corp.	958,144	7,847
*,1	Resolute Holdings Management Inc.	107,660	7,768
*,1	Frequency Electronics Inc.	223,259	7,571
*	Mayville Engineering Co. Inc.	546,406	7,519
*	Mistras Group Inc.	734,701	7,229
*	L B Foster Co. Class A	267,366	7,206
*,1	Spire Global Inc.	620,532	6,820
*	Franklin Covey Co.	350,661	6,806
	Park-Ohio Holdings Corp.	307,871	6,539
*	Radiant Logistics Inc.	1,107,226	6,533
*,1	AIRO Group Holdings Inc.	334,978	6,432
	Quad/Graphics Inc.	1,014,712	6,352
*,1	Sky Harbour Group Corp. Class A	635,880	6,276
*	Paysign Inc.	994,739	6,257
	Karat Packaging Inc.	242,897	6,123
	EVI Industries Inc.	193,257	6,109
	Alta Equipment Group Inc.	801,310	5,801
*	Priority Technology Holdings Inc.	829,726	5,700
*,1	Satellogic Inc. Class A	1,719,419	5,640
*,1	Palladyne AI Corp.	656,307	5,638
	Concrete Pumping Holdings Inc.	773,225	5,451
	Twin Disc Inc.	387,122	5,396
*	TrueBlue Inc.	878,550	5,386
[1]	Universal Logistics Holdings Inc.	226,032	5,298
*,1	Tecogen Inc.	581,501	5,123
*	Core Molding Technologies Inc.	248,718	5,111
	Resources Connection Inc.	981,827	4,958
*	Smith-Midland Corp.	129,439	4,776
*	Gencor Industries Inc.	325,814	4,767
*,1	Virgin Galactic Holdings Inc.	1,225,177	4,729
*	Taylor Devices Inc.	96,363	4,728
*	Innovative Solutions & Support Inc.	354,760	4,431
*	Acacia Research Corp.	1,336,845	4,345
*,1	Proficient Auto Logistics Inc.	622,548	4,289
	Kronos Worldwide Inc.	712,403	4,089
	Eastern Co.	159,936	3,752
*	Forrester Research Inc.	352,531	3,737
*	FreightCar America Inc.	382,083	3,737
*	M-Tron Industries Inc.	65,206	3,618
*	SoundThinking Inc.	292,837	3,532
*	DHI Group Inc.	1,267,025	3,522
*	Hurco Cos. Inc.	190,495	3,315
*	Research Solutions Inc.	828,780	3,091
*,1	AirJoule Technologies Corp.	601,062	2,819
*	CPI Card Group Inc.	184,172	2,788
*	TTEC Holdings Inc.	806,053	2,708
*,1	BGSF Inc.	351,919	2,499
*,1	Wrap Technologies Inc.	1,079,415	2,342
*	Ultralife Corp.	340,548	2,323
*	Alpha Pro Tech Ltd.	451,058	2,158
	Espey Manufacturing & Electronics Corp.	52,295	2,071
*	RF Industries Ltd.	243,761	2,006

		Shares	Market Value ($000)
*,1	Skillsoft Corp.	153,865	2,003
*,1	PAMT Corp.	168,925	1,926
*,1	SKYX Platforms Corp.	1,647,226	1,845
*	Fuel Tech Inc.	609,859	1,830
*	Where Food Comes From Inc.	130,150	1,751
*	Coda Octopus Group Inc.	216,001	1,733
*	VirTra Inc.	325,313	1,711
*	Commercial Vehicle Group Inc.	986,242	1,677
	HireQuest Inc.	165,094	1,588
*	Team Inc.	86,426	1,433
	NL Industries Inc.	229,049	1,409
*	Broadwind Inc.	660,523	1,387
*	Flux Power Holdings Inc.	351,777	1,316
*	Southland Holdings Inc.	306,415	1,315
*	Star Equity Holdings Inc.	105,380	1,172
*	Usio Inc.	741,106	1,052
*	Sypris Solutions Inc.	385,404	821
*,1	Bridger Aerospace Group Holdings Inc.	419,440	776
*	GEE Group Inc.	3,749,016	775
*	INNOVATE Corp.	158,402	775
*	CPI Aerostructures Inc.	301,833	761
*,1	Knightscope Inc. Class A	129,809	749
*	Optex Systems Holdings Inc.	56,502	728
*	Sono-Tek Corp.	158,867	712
*,1	Air T Inc.	30,856	694
*	Orion Energy Systems Inc.	77,898	681
*	374Water Inc.	2,052,455	589
*	TOMI Environmental Solutions Inc.	474,303	489
*	LGL Group Inc.	72,605	484
*	ClearSign Technologies Corp.	590,264	455
	Pioneer Power Solutions Inc.	104,865	453
	Bel Fuse Inc. Class A	3,549	413
*	Hydrofarm Holdings Group Inc.	121,262	399
[1]	Taitron Components Inc. Class A	122,887	305
*,1	Sidus Space Inc. Class A	253,037	263
*,1	Armlogi Holding Corp.	321,257	257
*,1	Xos Inc.	79,636	215
*	AgEagle Aerial Systems Inc.	100,420	202
*	SIFCO Industries Inc.	26,784	189
*	Jewett-Cameron Trading Co. Ltd.	52,470	179
*	Electro-Sensors Inc.	20,052	96
*	MultiSensor AI Holdings Inc.	129,079	83
*,1	Safe Pro Group Inc.	9,591	67
*	Stardust Power Inc.	9,200	29
*,1	Nauticus Robotics Inc.	6,902	20
*	Callan Jmb Inc.	932	5
*,1,2	Hyzon Motors Inc. Class A	52,830	—
			246,673,347
Real Estate (2.4%)
	Welltower Inc.	21,055,104	3,750,756
	Prologis Inc.	29,149,146	3,338,160
	American Tower Corp.	14,738,925	2,834,590
	Equinix Inc.	3,079,913	2,412,311
	Digital Realty Trust Inc.	10,732,509	1,855,436
	Simon Property Group Inc.	9,746,855	1,829,192
	Realty Income Corp.	28,750,038	1,747,715
*	CBRE Group Inc. Class A	9,366,389	1,475,768
	Public Storage	4,969,397	1,435,410
	Crown Castle Inc.	13,755,910	1,327,308
*	CoStar Group Inc.	13,344,141	1,125,845
	Ventas Inc.	14,271,205	998,842
	VICI Properties Inc. Class A	30,531,667	995,638
	Iron Mountain Inc.	9,292,686	947,296
	Extra Space Storage Inc.	6,687,577	942,547
	AvalonBay Communities Inc.	4,479,028	865,214
	Equity Residential	11,420,542	739,252
	SBA Communications Corp.	3,386,560	654,791
	Weyerhaeuser Co.	22,672,409	562,049
	Essex Property Trust Inc.	2,026,455	542,401

		Shares	Market Value ($000)
	Invitation Homes Inc.	18,300,638	536,758
	Mid-America Apartment Communities Inc.	3,680,050	514,213
	Sun Communities Inc.	3,947,932	509,283
	Kimco Realty Corp.	21,349,324	466,483
	WP Carey Inc.	6,877,095	464,685
	Alexandria Real Estate Equities Inc.	5,443,129	453,630
*	Jones Lang LaSalle Inc.	1,487,849	443,796
	Healthpeak Properties Inc.	21,872,496	418,858
*	Zillow Group Inc. Class C	5,429,008	418,305
	Regency Centers Corp.	5,692,955	415,016
	Gaming & Leisure Properties Inc.	8,420,264	392,469
	Omega Healthcare Investors Inc.	9,276,008	391,633
	UDR Inc.	10,439,830	388,988
[1]	BXP Inc.	4,975,704	369,894
	Host Hotels & Resorts Inc.	21,572,594	367,166
	Camden Property Trust	3,364,066	359,215
	Equity LifeStyle Properties Inc.	5,506,252	334,230
	Lamar Advertising Co. Class A	2,730,137	334,223
	American Homes 4 Rent Class A	9,901,400	329,222
	Rexford Industrial Realty Inc.	7,470,552	307,114
	CubeSmart	7,174,673	291,722
	EastGroup Properties Inc.	1,683,321	284,919
	Federal Realty Investment Trust	2,711,074	274,659
	Brixmor Property Group Inc.	9,646,714	267,021
	NNN REIT Inc.	5,901,160	251,212
	Agree Realty Corp.	3,468,692	246,416
	CareTrust REIT Inc.	6,940,148	240,684
	American Healthcare REIT Inc.	5,343,880	224,496
	Vornado Realty Trust	5,436,845	220,355
	First Industrial Realty Trust Inc.	4,162,553	214,247
	STAG Industrial Inc.	5,879,259	207,479
	Healthcare Realty Trust Inc. Class A	11,104,784	200,219
	Essential Properties Realty Trust Inc.	6,212,911	184,896
	Terreno Realty Corp.	3,257,495	184,863
	Ryman Hospitality Properties Inc.	1,873,565	167,853
	Kilroy Realty Corp.	3,742,207	158,108
*,1	Opendoor Technologies Inc.	19,532,356	155,673
	Cousins Properties Inc.	5,273,192	152,606
	Kite Realty Group Trust	6,816,976	152,019
	Macerich Co.	8,073,520	146,938
	Sabra Health Care REIT Inc.	7,532,737	140,410
	EPR Properties	2,398,489	139,136
	Phillips Edison & Co. Inc.	3,952,046	135,674
	SL Green Realty Corp.	2,250,091	134,578
*	Compass Inc. Class A	16,387,963	131,595
	Millrose Properties Inc.	3,874,158	130,210
	Rayonier Inc.	4,872,282	129,310
	HA Sustainable Infrastructure Capital Inc.	3,965,701	121,747
*	Zillow Group Inc. Class A	1,621,677	120,718
	Independence Realty Trust Inc.	7,272,426	119,195
*	Cushman & Wakefield plc	7,277,329	115,855
	Tanger Inc.	3,415,256	115,572
	National Health Investors Inc.	1,431,937	113,839
	Americold Realty Trust Inc.	9,036,215	110,603
	Highwoods Properties Inc.	3,410,222	108,513
	COPT Defense Properties	3,531,719	102,632
	Broadstone Net Lease Inc.	5,723,650	102,282
	PotlatchDeltic Corp.	2,363,656	96,319
	Lineage Inc.	2,200,300	85,020
	Acadia Realty Trust	4,185,544	84,339
	Newmark Group Inc. Class A	4,446,487	82,927
	Urban Edge Properties	3,966,992	81,204
	Four Corners Property Trust Inc.	3,324,423	81,116
	Outfront Media Inc.	4,405,307	80,705
	Apple Hospitality REIT Inc.	6,704,887	80,526
	LXP Industrial Trust	8,941,899	80,119
	Douglas Emmett Inc.	5,074,030	79,003
*	Howard Hughes Holdings Inc.	942,117	77,414
[1]	Medical Properties Trust Inc.	14,230,860	72,151
	InvenTrust Properties Corp.	2,378,692	68,078

		Shares	Market Value ($000)
	Curbline Properties Corp.	2,980,455	66,464
	National Storage Affiliates Trust	2,167,698	65,508
	St. Joe Co.	1,316,519	65,141
	DigitalBridge Group Inc.	5,544,941	64,876
	Park Hotels & Resorts Inc.	5,227,822	57,924
[1]	NETSTREIT Corp.	3,110,231	56,171
	Sunstone Hotel Investors Inc.	5,875,210	55,051
	Global Net Lease Inc.	6,730,450	54,719
	DiamondRock Hospitality Co.	6,618,982	52,687
	LTC Properties Inc.	1,428,016	52,637
	Innovative Industrial Properties Inc.	896,958	48,059
	Getty Realty Corp.	1,786,324	47,927
	Elme Communities	2,805,010	47,293
[1]	JBG SMITH Properties	2,025,037	45,057
	Sila Realty Trust Inc.	1,721,559	43,211
	Pebblebrook Hotel Trust	3,743,650	42,640
	Xenia Hotels & Resorts Inc.	3,013,435	41,344
	Alexander & Baldwin Inc.	2,245,903	40,853
*	Paramount Group Inc.	5,772,946	37,755
	Piedmont Realty Trust Inc.	3,952,254	35,570
	UMH Properties Inc.	2,359,593	35,040
	Veris Residential Inc.	2,295,033	34,885
*	Hudson Pacific Properties Inc.	12,379,238	34,167
	Apartment Investment & Management Co. Class A	4,292,364	34,038
	Empire State Realty Trust Inc. Class A	4,343,656	33,272
	RLJ Lodging Trust	4,535,316	32,654
	Smartstop Self Storage REIT Inc.	851,061	32,034
*	Anywhere Real Estate Inc.	2,989,168	31,655
	Centerspace	532,665	31,374
	Diversified Healthcare Trust	6,771,904	29,864
	American Assets Trust Inc.	1,468,157	29,833
[1]	eXp World Holdings Inc.	2,781,958	29,656
	Easterly Government Properties Inc. Class A	1,286,872	29,508
	Kennedy-Wilson Holdings Inc.	3,298,326	27,442
	Plymouth Industrial REIT Inc.	1,114,025	24,876
	Marcus & Millichap Inc.	769,430	22,583
	Brandywine Realty Trust	5,253,732	21,908
	NexPoint Residential Trust Inc.	598,630	19,288
	Whitestone REIT	1,549,252	19,025
	CBL & Associates Properties Inc.	607,690	18,583
	Summit Hotel Properties Inc.	3,340,094	18,337
	Gladstone Commercial Corp.	1,455,845	17,936
	Armada Hoffler Properties Inc.	2,502,440	17,542
	Alexander's Inc.	70,129	16,445
	Universal Health Realty Income Trust	414,007	16,217
	CTO Realty Growth Inc.	964,691	15,725
	Peakstone Realty Trust	1,126,600	14,781
*	Forestar Group Inc.	554,269	14,738
	NET Lease Office Properties	492,188	14,598
	SITE Centers Corp.	1,545,663	13,926
	Service Properties Trust	5,107,998	13,843
[1]	Global Medical REIT Inc.	399,720	13,475
	Community Healthcare Trust Inc.	831,802	12,727
	Farmland Partners Inc.	1,166,761	12,694
	Saul Centers Inc.	387,073	12,336
	One Liberty Properties Inc.	528,087	11,681
	Postal Realty Trust Inc. Class A	686,505	10,771
	Industrial Logistics Properties Trust	1,831,691	10,679
*	Tejon Ranch Co.	664,779	10,623
	Chatham Lodging Trust	1,473,888	9,890
	Gladstone Land Corp.	1,052,357	9,640
*	FRP Holdings Inc.	352,587	8,589
	City Office REIT Inc.	1,173,614	8,168
	RMR Group Inc. Class A	463,806	7,296
	FrontView REIT Inc.	531,624	7,289
*	Douglas Elliman Inc.	2,421,552	6,926
	Alpine Income Property Trust Inc.	455,744	6,458
*	Stratus Properties Inc.	268,881	5,690
*	RE/MAX Holdings Inc. Class A	594,077	5,602
	Braemar Hotels & Resorts Inc.	2,028,335	5,537

		Shares	Market Value ($000)
*	Seaport Entertainment Group Inc.	233,612	5,354
	BRT Apartments Corp.	313,370	4,907
	Orion Properties Inc.	1,790,652	4,835
*	Seritage Growth Properties Class A	1,072,814	4,560
	Franklin Street Properties Corp.	2,702,253	4,324
*	Maui Land & Pineapple Co. Inc.	212,000	3,952
	Modiv Industrial Inc. Class C	259,160	3,794
*	Star Holdings	389,240	3,203
*	AMREP Corp.	113,472	2,714
	Strawberry Fields REIT Inc.	219,135	2,695
*,1	Offerpad Solutions Inc.	552,587	2,304
*	Comstock Holding Cos. Inc. Class A	160,543	2,249
*,1	Altisource Portfolio Solutions SA	182,039	2,123
	Global Self Storage Inc.	312,824	1,574
	Clipper Realty Inc.	390,313	1,483
	Bluerock Homes Trust Inc.	106,944	1,281
*	Ashford Hospitality Trust Inc.	167,593	989
*	Fathom Holdings Inc.	541,054	974
*	Mobile Infrastructure Corp. Class A	252,070	887
[1]	Office Properties Income Trust	1,605,901	529
*	Transcontinental Realty Investors Inc.	8,820	407
*	Sotherly Hotels Inc.	346,741	281
*,2	Spirit MTA REIT	2,854,330	257
*,1	reAlpha Tech Corp.	284,147	218
*,2	New York REIT Liquidating LLC	19,100	47
*	American Strategic Investment Co. Class A	2,538	25
*	CKX Lands Inc.	831	9
*,2	Equity Commonwealth	3,161,587	—
			47,941,583
Technology (38.0%)
	NVIDIA Corp.	726,431,052	135,537,506
	Microsoft Corp.	233,901,687	121,149,379
	Apple Inc.	466,994,523	118,910,815
	Meta Platforms Inc. Class A	68,251,469	50,122,514
	Broadcom Inc.	148,009,908	48,829,949
	Alphabet Inc. Class A	182,995,148	44,486,120
	Alphabet Inc. Class C	145,292,999	35,386,110
	Oracle Corp.	53,033,854	14,915,241
*	Palantir Technologies Inc. Class A	67,991,163	12,402,948
	International Business Machines Corp.	29,314,233	8,271,304
*	Advanced Micro Devices Inc.	51,071,306	8,262,827
	Salesforce Inc.	28,576,451	6,772,619
*	ServiceNow Inc.	6,545,358	6,023,562
	Intuit Inc.	8,777,288	5,994,098
	Micron Technology Inc.	35,216,858	5,892,485
	QUALCOMM Inc.	33,945,005	5,647,091
*	AppLovin Corp. Class A	7,744,634	5,564,829
	Lam Research Corp.	39,823,862	5,332,415
	Texas Instruments Inc.	28,607,224	5,256,005
	Applied Materials Inc.	25,067,793	5,132,380
	Amphenol Corp. Class A	38,423,863	4,754,953
*	Adobe Inc.	13,344,045	4,707,112
	KLA Corp.	4,152,237	4,478,603
*	Palo Alto Networks Inc.	20,984,196	4,272,802
*	Intel Corp.	124,436,463	4,174,843
	Analog Devices Inc.	15,479,467	3,803,305
*	Crowdstrike Holdings Inc. Class A	7,450,782	3,653,714
*	Cadence Design Systems Inc.	8,575,709	3,012,304
*	DoorDash Inc. Class A	10,667,721	2,901,513
*	Synopsys Inc.	5,823,946	2,873,477
*	Strategy Inc.	8,305,570	2,676,138
	Marvell Technology Inc.	27,138,413	2,281,526
*	Autodesk Inc.	6,732,928	2,138,849
*	Snowflake Inc. Class A	9,457,014	2,133,029
	TE Connectivity plc	9,300,104	2,041,652
*	Cloudflare Inc. Class A	9,359,996	2,008,562
	Corning Inc.	24,268,729	1,990,764
	Vertiv Holdings Co. Class A	12,022,346	1,813,691
*	Fortinet Inc.	20,495,935	1,723,298

		Shares	Market Value ($000)
	Roper Technologies Inc.	3,383,599	1,687,367
*	Workday Inc. Class A	6,830,301	1,644,258
	Seagate Technology Holdings plc	6,697,820	1,581,087
*	Datadog Inc. Class A	10,175,867	1,449,043
	Dell Technologies Inc. Class C	9,625,599	1,364,621
	Monolithic Power Systems Inc.	1,432,052	1,318,404
	Western Digital Corp.	10,924,418	1,311,586
	Microchip Technology Inc.	16,991,012	1,091,163
	Cognizant Technology Solutions Corp. Class A	15,361,787	1,030,315
	Hewlett Packard Enterprise Co.	41,323,674	1,014,909
*	Zscaler Inc.	3,187,866	955,276
*	Reddit Inc. Class A	3,813,887	877,156
*	Atlassian Corp. Class A	5,236,866	836,327
*	Astera Labs Inc.	4,187,212	819,856
*	Pure Storage Inc. Class A	9,779,126	819,589
	HP Inc.	29,581,619	805,507
*	PTC Inc.	3,771,083	765,605
*	Super Micro Computer Inc.	15,964,684	765,347
	Leidos Holdings Inc.	4,036,883	762,809
*	MongoDB Inc.	2,433,025	755,162
	VeriSign Inc.	2,643,112	738,935
*	HubSpot Inc.	1,577,689	738,043
	NetApp Inc.	6,077,273	719,914
*	Tyler Technologies Inc.	1,359,392	711,179
	Jabil Inc.	3,209,851	697,083
	Teradyne Inc.	5,008,058	689,309
*	Credo Technology Group Holding Ltd.	4,629,084	674,041
	CDW Corp.	4,120,460	656,307
*	ON Semiconductor Corp.	12,882,782	635,250
*	Zoom Communications Inc.	7,539,451	622,005
*	Guidewire Software Inc.	2,644,908	607,959
*	GoDaddy Inc. Class A	4,353,401	595,676
*	Gartner Inc.	2,264,055	595,152
*	Nutanix Inc. Class A	7,999,214	595,062
*	F5 Inc.	1,807,281	584,095
	SS&C Technologies Holdings Inc.	6,533,245	579,891
*	Pinterest Inc. Class A	17,914,677	576,315
*	Toast Inc. Class A	15,265,111	557,329
*	Coherent Corp.	4,900,321	527,863
	Gen Digital Inc.	17,408,379	494,224
*	Sandisk Corp.	4,368,163	490,108
*,1	IonQ Inc.	7,951,807	489,036
*	Okta Inc.	5,313,075	487,209
*	Dynatrace Inc.	9,487,289	459,659
*	Docusign Inc.	6,365,995	458,925
	Entegris Inc.	4,776,642	441,648
*	Twilio Inc. Class A	4,336,306	434,021
*	Fabrinet	1,125,592	410,413
*	Unity Software Inc.	9,984,527	399,780
*	Manhattan Associates Inc.	1,898,845	389,225
	TD SYNNEX Corp.	2,332,552	381,955
	Skyworks Solutions Inc.	4,663,248	358,977
*	Rambus Inc.	3,382,065	352,411
*	CACI International Inc. Class A	694,243	346,275
*	Akamai Technologies Inc.	4,510,100	341,685
	Paycom Software Inc.	1,641,016	341,561
*	Dayforce Inc.	4,728,619	325,755
*	Samsara Inc. Class A	8,510,329	317,010
*	Lattice Semiconductor Corp.	4,310,591	316,053
*	Rubrik Inc. Class A	3,704,246	304,674
*,1	Rigetti Computing Inc.	9,697,756	288,896
	Match Group Inc.	7,580,954	267,759
*	Qorvo Inc.	2,912,333	265,255
*	Snap Inc. Class A	34,016,891	262,270
*	Commvault Systems Inc.	1,388,503	262,122
*	Procore Technologies Inc.	3,533,127	257,636
*	EPAM Systems Inc.	1,665,290	251,109
*,1	D-Wave Quantum Inc.	10,124,817	250,184
*	MACOM Technology Solutions Holdings Inc.	1,993,197	248,133
*,1	Life360 Inc.	2,327,533	247,417

		Shares	Market Value ($000)
*	Elastic NV	2,828,513	238,981
	Bentley Systems Inc. Class B	4,594,700	236,535
*	Maplebear Inc.	6,176,052	227,032
*	Kyndryl Holdings Inc.	7,275,182	218,474
	Universal Display Corp.	1,422,109	204,257
	Advanced Energy Industries Inc.	1,189,118	202,317
*	Cirrus Logic Inc.	1,612,641	202,048
*	Onto Innovation Inc.	1,541,746	199,224
*,1	SiTime Corp.	657,740	198,184
*	Arrow Electronics Inc.	1,612,173	195,073
*	Semtech Corp.	2,723,946	194,626
*	Varonis Systems Inc.	3,361,059	193,160
	KBR Inc.	4,043,183	191,202
*	Gitlab Inc. Class A	4,157,082	187,401
*	Sanmina Corp.	1,596,209	183,740
*,1	SoundHound AI Inc. Class A	11,264,694	181,136
*	Appfolio Inc. Class A	652,017	179,735
*	SentinelOne Inc. Class A	10,101,178	177,882
*	TTM Technologies Inc.	3,055,100	175,974
*	Dropbox Inc. Class A	5,732,563	173,181
	Pegasystems Inc.	2,965,930	170,541
*	CCC Intelligent Solutions Holdings Inc.	18,427,287	167,873
*	UiPath Inc. Class A	12,334,046	165,030
*	Confluent Inc. Class A	8,322,335	164,782
*,1	Applied Digital Corp.	7,027,363	161,208
*	ServiceTitan Inc. Class A	1,591,987	160,520
*,1	Core Scientific Inc.	8,705,821	156,182
*	Qualys Inc.	1,135,105	150,208
*	Impinj Inc.	821,705	148,523
*	CoreWeave Inc. Class A	1,084,681	148,439
	Science Applications International Corp.	1,481,692	147,236
*	JFrog Ltd.	2,964,892	140,328
*	Parsons Corp.	1,686,539	139,848
*	Box Inc. Class A	4,315,836	139,272
	Dolby Laboratories Inc. Class A	1,910,039	138,230
	Avnet Inc.	2,613,278	136,622
*	Q2 Holdings Inc.	1,874,219	135,675
*	Workiva Inc. Class A	1,568,698	135,034
*	Silicon Laboratories Inc.	985,415	129,217
*	SPS Commerce Inc.	1,194,604	124,406
*	Plexus Corp.	858,835	124,265
*,1	Cleanspark Inc.	8,439,162	122,368
*,1	Cipher Mining Inc.	9,343,984	117,641
*	Novanta Inc.	1,139,940	114,165
*	Insight Enterprises Inc.	999,447	113,347
*	Zeta Global Holdings Corp. Class A	5,686,112	112,983
*	Tenable Holdings Inc.	3,808,943	111,069
*	Allegro MicroSystems Inc.	3,796,771	110,866
	Amkor Technology Inc.	3,884,681	110,325
*,1	Terawulf Inc.	9,316,599	106,396
*	Ambarella Inc.	1,258,955	103,889
*	Hut 8 Corp.	2,978,940	103,697
*	Klaviyo Inc. Class A	3,694,149	102,291
*	Blackbaud Inc.	1,560,236	100,339
*	Magnite Inc.	4,520,667	98,460
	Clear Secure Inc. Class A	2,872,698	95,891
*	Axcelis Technologies Inc.	972,310	94,936
*	Cargurus Inc. Class A	2,537,725	94,479
*	BlackLine Inc.	1,769,585	93,965
*	nCino Inc.	3,324,907	90,138
*	FormFactor Inc.	2,444,268	89,020
*	ZoomInfo Technologies Inc. Class A	8,092,761	88,292
*	Freshworks Inc. Class A	7,196,745	84,706
*	Agilysys Inc.	802,438	84,457
*	Informatica Inc. Class A	3,260,430	80,989
*	Synaptics Inc.	1,163,344	79,503
*,1	Trump Media & Technology Group Corp.	4,832,344	79,347
*,1	Quantum Computing Inc.	4,298,680	79,139
*	Alarm.com Holdings Inc.	1,486,082	78,881
	Concentrix Corp.	1,699,218	78,419

		Shares	Market Value ($000)
*	DXC Technology Co.	5,662,471	77,179
*,1	BigBear.ai Holdings Inc.	11,792,025	76,884
*	Diodes Inc.	1,409,788	75,015
*	DigitalOcean Holdings Inc.	2,170,508	74,145
*,1	Innodata Inc.	951,999	73,371
*	AvePoint Inc.	4,867,370	73,059
*	Xometry Inc. Class A	1,338,778	72,923
*	Intapp Inc.	1,777,794	72,712
*	RingCentral Inc. Class A	2,552,901	72,349
*	IAC Inc.	2,116,282	72,102
	Power Integrations Inc.	1,750,711	70,396
*	Braze Inc. Class A	2,332,766	66,344
*,1	C3.ai Inc. Class A	3,726,203	64,612
*	ACM Research Inc. Class A	1,565,470	61,257
*	Teradata Corp.	2,833,309	60,944
	Vishay Intertechnology Inc.	3,933,245	60,179
	ePlus Inc.	841,037	59,722
*	Progress Software Corp.	1,358,856	59,695
*	IPG Photonics Corp.	743,372	58,868
*	Yelp Inc. Class A	1,881,992	58,718
	CSG Systems International Inc.	883,825	56,901
*	NetScout Systems Inc.	2,190,570	56,582
*	Five9 Inc.	2,310,823	55,922
*	Veeco Instruments Inc.	1,831,873	55,744
*,1	Vertex Inc. Class A	2,235,001	55,406
	Adeia Inc.	3,207,033	53,878
*	LiveRamp Holdings Inc.	1,950,893	52,947
*	DoubleVerify Holdings Inc.	4,390,562	52,599
*	NCR Voyix Corp.	4,188,999	52,572
*	PAR Technology Corp.	1,295,569	51,279
*	Ziff Davis Inc.	1,309,714	49,900
*,1	Alkami Technology Inc.	1,944,111	48,292
*	Rogers Corp.	589,514	47,432
*	Onestream Inc. Class A	2,566,548	47,301
*	Ouster Inc.	1,660,988	44,930
*	PagerDuty Inc.	2,676,955	44,223
*	Diebold Nixdorf Inc.	755,807	43,104
*	nLight Inc.	1,448,084	42,907
*	Photronics Inc.	1,850,902	42,478
	Benchmark Electronics Inc.	1,088,953	41,979
*	Penguin Solutions Inc.	1,590,685	41,803
*,1	Figure Technology Solutions Inc. Class A	1,095,965	39,860
	A10 Networks Inc.	2,193,276	39,808
*,1	Navitas Semiconductor Corp. Class A	5,451,628	39,361
*	Appian Corp. Class A	1,278,517	39,084
*	Verint Systems Inc.	1,927,897	39,040
*,1	SailPoint Inc.	1,758,349	38,824
*	MaxLinear Inc. Class A	2,393,200	38,483
*	Schrodinger Inc.	1,914,922	38,413
*	Ultra Clean Holdings Inc.	1,340,428	36,527
	CTS Corp.	913,612	36,490
*	Rapid7 Inc.	1,944,250	36,455
*	Asana Inc. Class A	2,620,462	35,009
*	Vimeo Inc.	4,503,464	34,902
*	Fastly Inc. Class A	4,016,982	34,345
*	Netskope Inc. Class A	1,506,231	34,237
*	NextNav Inc.	2,286,270	32,694
*	PROS Holdings Inc.	1,355,740	31,060
*	Sprinklr Inc. Class A	3,920,524	30,266
*	Cohu Inc.	1,391,848	28,296
*	Yext Inc.	3,205,864	27,314
*	PDF Solutions Inc.	1,050,713	27,129
*	ScanSource Inc.	608,684	26,776
*	Daktronics Inc.	1,265,064	26,465
*	Jamf Holding Corp.	2,444,980	26,161
*,1	Aehr Test Systems	868,622	26,154
*	Amplitude Inc. Class A	2,405,349	25,785
*,1	Blend Labs Inc. Class A	7,029,413	25,657
	PC Connection Inc.	369,650	22,915
*,1	NIQ Global Intelligence plc	1,390,919	21,837

		Shares	Market Value ($000)
*	Kimball Electronics Inc.	725,970	21,677
*,1	indie Semiconductor Inc. Class A	5,186,380	21,109
*	Alpha & Omega Semiconductor Ltd.	751,354	21,008
*,1	Rumble Inc.	2,801,243	20,281
*	Digital Turbine Inc.	3,128,862	20,025
*	Powerfleet Inc.	3,769,771	19,754
*	Sprout Social Inc. Class A	1,520,839	19,649
*	N-able Inc.	2,471,894	19,281
*	CEVA Inc.	704,864	18,615
*	EverQuote Inc. Class A	809,886	18,522
*,1	SkyWater Technology Inc.	988,677	18,449
	OneSpan Inc.	1,136,078	18,052
*	Meridianlink Inc.	895,747	17,852
	Red Violet Inc.	339,874	17,758
*	Ichor Holdings Ltd.	1,001,495	17,546
*,1	Groupon Inc.	749,291	17,496
*	Angi Inc. Class A	1,075,023	17,480
*,1	Via Transportation Inc. Class A	357,916	17,209
	Climb Global Solutions Inc.	126,801	17,098
*,1	Serve Robotics Inc.	1,437,564	16,719
*	Consensus Cloud Solutions Inc.	568,930	16,709
	Shutterstock Inc.	752,415	15,688
*	Cerence Inc.	1,245,295	15,516
*	Grid Dynamics Holdings Inc.	1,994,647	15,379
*	Domo Inc. Class B	954,825	15,124
*	Bumble Inc. Class A	2,464,331	15,008
	Hackett Group Inc.	772,443	14,684
*	Grindr Inc.	949,773	14,266
*	NerdWallet Inc. Class A	1,303,080	14,021
	Xerox Holdings Corp.	3,589,537	13,497
*	Bandwidth Inc. Class A	800,163	13,339
*	Ibotta Inc. Class A	477,207	13,290
*	Mitek Systems Inc.	1,351,542	13,205
*	Weave Communications Inc.	1,877,888	12,544
*,1	Kopin Corp.	4,864,840	11,822
*	Nextdoor Holdings Inc.	5,622,092	11,750
*	SEMrush Holdings Inc. Class A	1,545,373	10,941
*,1	Aeva Technologies Inc.	751,271	10,893
*	Backblaze Inc. Class A	1,173,700	10,892
*	Telos Corp.	1,564,302	10,700
*	PubMatic Inc. Class A	1,268,784	10,506
*	MediaAlpha Inc. Class A	885,610	10,078
*	Commerce.com Inc.	2,012,990	10,045
	NVE Corp.	150,181	9,802
*	Rimini Street Inc.	2,087,625	9,770
*,1	MicroVision Inc.	7,698,274	9,546
*,1	Veritone Inc.	1,945,268	9,376
*	Arteris Inc.	856,398	8,650
	Methode Electronics Inc.	1,069,257	8,073
*	Unisys Corp.	2,028,210	7,910
*	Simulations Plus Inc.	515,726	7,772
*,1	Blaize Holdings Inc.	2,184,322	7,536
*,1	Getty Images Holdings Inc.	3,786,395	7,497
*	SmartRent Inc. Class A	5,312,954	7,491
*	AXT Inc.	1,465,438	6,580
	Immersion Corp.	886,496	6,507
[1]	ReposiTrak Inc.	436,995	6,476
*,1	BTCS Inc.	1,335,800	6,452
*	Asure Software Inc.	777,770	6,378
*	ON24 Inc.	1,088,435	6,226
*	Eventbrite Inc. Class A	2,353,698	5,931
*	eGain Corp.	678,095	5,906
*	Everspin Technologies Inc.	586,531	5,461
*,1	Digimarc Corp.	551,199	5,385
*	TechTarget Inc.	893,302	5,190
*,1	Rekor Systems Inc.	3,172,824	4,981
*,1	Arena Group Holdings Inc.	895,546	4,899
*,1	Tucows Inc. Class A	263,940	4,897
*	CS Disco Inc.	753,556	4,868
*	TrueCar Inc.	2,518,647	4,634

		Shares	Market Value ($000)
*	CoreCard Corp.	170,339	4,586
*,1	Ambiq Micro Inc.	152,884	4,574
*,1	KULR Technology Group Inc.	1,044,627	4,346
*	Amtech Systems Inc.	463,578	4,293
*	Viant Technology Inc. Class A	470,290	4,059
*,1	Atomera Inc.	893,715	3,950
*	Kaltura Inc.	2,649,170	3,815
*	WM Technology Inc.	3,129,610	3,630
*,1	inTEST Corp.	461,928	3,608
	Richardson Electronics Ltd.	357,212	3,497
*	Intellicheck Inc.	670,380	3,486
*	AudioEye Inc.	243,451	3,374
	CSP Inc.	272,925	3,152
*	Expensify Inc. Class A	1,670,255	3,090
*,1	Duos Technologies Group Inc.	412,035	3,033
*,1	Airship AI Holdings Inc.	579,558	2,996
*,1	Rackspace Technology Inc.	2,113,700	2,980
*,1	One Stop Systems Inc.	543,324	2,912
*	Identiv Inc.	801,987	2,767
*,1	Aeluma Inc.	166,485	2,680
*	AstroNova Inc.	244,955	2,508
*,1	QuickLogic Corp.	407,965	2,472
*	1stdibs.com Inc.	910,880	2,359
*,1	Vivid Seats Inc. Class A	140,650	2,338
*,1	Pixelworks Inc.	200,989	2,203
*	Upland Software Inc.	919,599	2,179
*	NetSol Technologies Inc.	439,236	2,086
*,1	Stubhub Holdings Inc. Class A	123,792	2,085
*	GSI Technology Inc.	562,146	2,069
*,1	Whitefiber Inc.	72,686	1,975
*,1	VirnetX Holding Corp.	113,619	1,943
*,1	Phunware Inc.	658,492	1,811
*,1	Quantum Corp.	177,139	1,757
*	DLH Holdings Corp.	305,738	1,727
*	Synchronoss Technologies Inc.	270,027	1,642
*,1	PSQ Holdings Inc. Class A	818,413	1,563
*	Aware Inc.	631,259	1,521
*	TransAct Technologies Inc.	265,639	1,440
*	LivePerson Inc.	2,434,816	1,420
*	Inuvo Inc.	377,482	1,325
*	Zedge Inc. Class B	445,793	1,297
*	WidePoint Corp.	259,854	1,285
*,1	Silvaco Group Inc.	227,193	1,229
*,1	Wolfspeed Inc. (XNYS)	40,886	1,169
*,1	Skillz Inc. Class A	145,800	1,166
*	ACCESS Newswire Inc.	107,686	1,155
*	Key Tronic Corp.	315,028	1,125
*	BuzzFeed Inc. Class A	610,151	1,037
*	comScore Inc.	116,444	1,017
*,1	FiscalNote Holdings Inc.	212,901	986
*,1	Firefly Neuroscience Inc.	328,400	956
*,1	Laser Photonics Corp.	211,913	913
*,1	authID Inc.	274,478	876
*,1	Wolfspeed Inc.	4,895,344	780
*	Mastech Digital Inc.	95,432	728
*	Glimpse Group Inc.	427,800	702
*	Data I/O Corp.	208,781	697
*	Trio-Tech International	106,170	630
*	CVD Equipment Corp.	182,583	613
*	Beachbody Co. Inc.	86,477	508
*	Data Storage Corp.	115,593	499
*	KORE Group Holdings Inc.	205,868	498
*	Mobix Labs Inc. Class A	482,457	389
*	Creative Realities Inc.	166,816	382
*,1	Thumzup Media Corp.	67,622	338
*	Sphere 3D Corp.	440,410	324
*,1	Intelligent Protection Management Corp.	139,605	278
*	Research Frontiers Inc.	173,586	276
*	Intellinetics Inc.	19,445	225
*	Veea Inc.	343,900	215

		Shares	Market Value ($000)
*,1	iPower Inc.	401,695	208
*	Giftify Inc.	144,204	153
*,1	System1 Inc.	17,069	120
*	Nortech Systems Inc.	9,179	85
*,1	Brand Engagement Network Inc.	263,908	78
*	Direct Digital Holdings Inc. Class A	88,905	30
*,2	Pivotal Software Inc.	2,226,463	—
			766,222,000
Telecommunications (1.9%)
	Cisco Systems Inc.	112,131,821	7,672,059
	AT&T Inc.	225,024,969	6,354,705
	Verizon Communications Inc.	119,375,315	5,246,545
*	Arista Networks Inc.	31,647,293	4,611,327
	Comcast Corp. Class A	115,769,628	3,637,482
	T-Mobile US Inc.	14,170,561	3,392,149
	Motorola Solutions Inc.	5,239,423	2,395,936
*	Charter Communications Inc. Class A	2,793,589	768,530
*	Ciena Corp.	4,446,596	647,736
*	Roku Inc.	4,103,500	410,883
*	Lumentum Holdings Inc.	2,079,800	338,404
*	EchoStar Corp. Class A	4,175,322	318,828
*,1	AST SpaceMobile Inc. Class A	6,369,341	312,607
*	Frontier Communications Parent Inc.	7,816,439	291,944
[1]	InterDigital Inc.	812,313	280,435
*	Liberty Broadband Corp. Class C	3,743,604	237,869
*	Lumen Technologies Inc.	29,057,743	177,833
*	Viasat Inc.	4,029,789	118,073
	Telephone & Data Systems Inc.	2,922,101	114,663
*	Calix Inc.	1,844,388	113,190
*	CommScope Holding Co. Inc.	6,494,771	100,539
*	Viavi Solutions Inc.	6,972,026	88,475
*	Extreme Networks Inc.	4,004,868	82,701
*	Globalstar Inc.	1,593,984	58,005
	Cogent Communications Holdings Inc.	1,511,618	57,971
	Iridium Communications Inc.	2,891,019	50,477
*,1	Applied Optoelectronics Inc.	1,884,789	48,873
*	fuboTV Inc.	10,897,486	45,225
*	Digi International Inc.	1,095,458	39,940
*	Harmonic Inc.	3,504,324	35,674
	IDT Corp. Class B	634,021	33,166
*	Liberty Broadband Corp. Class A	516,188	32,690
*	GCI Liberty Inc. Class C	735,216	27,401
*	NETGEAR Inc.	839,422	27,189
	Uniti Group Inc.	4,381,285	26,813
	Array Digital Infrastructure Inc.	497,641	24,887
	Cable One Inc.	140,018	24,790
*	ADTRAN Holdings Inc.	2,578,896	24,190
	Shenandoah Telecommunications Co.	1,626,122	21,823
*	Altice USA Inc. Class A	8,397,008	20,237
*	Gogo Inc.	2,312,004	19,860
*,1	Lightwave Logic Inc.	3,770,899	13,990
*	Clearfield Inc.	372,647	12,812
*	Ribbon Communications Inc.	2,742,585	10,422
	Spok Holdings Inc.	528,403	9,115
*	Ooma Inc.	759,577	9,107
*	Xperi Inc.	1,331,922	8,631
*	Anterix Inc.	400,772	8,605
*	Aviat Networks Inc.	356,788	8,181
*	8x8 Inc.	3,830,425	8,120
*	WideOpenWest Inc.	1,564,457	8,073
*	BK Technologies Corp.	94,664	7,997
*,1	Inseego Corp.	377,710	5,654
	ATN International Inc.	302,539	4,529
*	Lantronix Inc.	922,379	4,215
*	GCI Liberty Inc. Class A	103,251	3,878
*	KVH Industries Inc.	609,797	3,415
*	Genasys Inc.	1,307,861	3,204
*	Crexendo Inc.	341,078	2,217
*	Comtech Telecommunications Corp.	845,091	2,180

		Shares	Market Value ($000)
*	Airgain Inc.	345,269	1,498
*	Franklin Wireless Corp.	296,350	1,292
*,1	SurgePays Inc.	418,431	1,176
*	Optical Cable Corp.	142,353	1,156
	Network-1 Technologies Inc.	392,041	588
*	NextPlat Corp.	44,512	37
*,2	GCI Liberty Inc.	2,704,635	—
			38,472,216
Utilities (2.7%)
	NextEra Energy Inc.	65,534,654	4,947,211
	Southern Co.	34,614,671	3,280,432
	Constellation Energy Corp.	9,833,886	3,236,037
	Duke Energy Corp.	24,442,708	3,024,785
	Waste Management Inc.	12,668,147	2,797,507
	Vistra Corp.	10,665,997	2,089,682
	American Electric Power Co. Inc.	16,828,419	1,893,197
	Sempra	20,527,240	1,847,041
	Dominion Energy Inc.	26,871,956	1,643,758
	Xcel Energy Inc.	18,620,762	1,501,764
	Republic Services Inc.	6,380,102	1,464,106
	Exelon Corp.	31,787,024	1,430,734
	Waste Connections Inc.	8,130,016	1,429,257
	Public Service Enterprise Group Inc.	15,718,846	1,311,895
	Entergy Corp.	14,058,911	1,310,150
	WEC Energy Group Inc.	10,142,164	1,162,191
	Consolidated Edison Inc.	11,368,113	1,142,723
	PG&E Corp.	67,392,746	1,016,283
	NRG Energy Inc.	6,090,274	986,320
	American Water Works Co. Inc.	6,413,204	892,654
	Ameren Corp.	8,500,911	887,325
	Atmos Energy Corp.	5,057,584	863,582
	Eversource Energy	11,669,742	830,185
	PPL Corp.	22,156,607	823,340
	CenterPoint Energy Inc.	20,553,944	797,493
	FirstEnergy Corp.	17,244,380	790,137
	DTE Energy Co.	5,550,574	785,018
	CMS Energy Corp.	9,434,376	691,162
	Edison International	12,108,092	669,335
	NiSource Inc.	14,821,174	641,757
*	Talen Energy Corp.	1,435,628	610,687
	Evergy Inc.	7,210,661	548,154
	Alliant Energy Corp.	8,085,137	545,019
*,1	Oklo Inc. Class A	3,673,104	410,029
*	Clean Harbors Inc.	1,513,287	351,416
	Essential Utilities Inc.	8,776,418	350,179
	Pinnacle West Capital Corp.	3,745,984	335,865
	AES Corp.	22,433,002	295,218
	OGE Energy Corp.	6,310,909	292,006
	National Fuel Gas Co.	2,845,073	262,799
	IDACORP Inc.	1,700,790	224,759
	UGI Corp.	6,740,380	224,185
*	Casella Waste Systems Inc. Class A	1,958,855	185,856
	TXNM Energy Inc.	3,281,385	185,562
	Ormat Technologies Inc.	1,826,460	175,797
	Southwest Gas Holdings Inc.	2,039,538	159,777
	ONE Gas Inc.	1,889,397	152,928
	New Jersey Resources Corp.	3,154,945	151,911
	Portland General Electric Co.	3,448,991	151,756
	Spire Inc.	1,756,842	143,218
	Black Hills Corp.	2,253,494	138,793
*,1	NuScale Power Corp. Class A	3,390,736	122,066
	ALLETE Inc.	1,799,751	119,503
*	Sunrun Inc.	6,846,886	118,383
	MDU Resources Group Inc.	6,473,011	115,284
	Northwestern Energy Group Inc.	1,940,516	113,734
	Chesapeake Utilities Corp.	730,309	98,365
	MGE Energy Inc.	1,152,097	96,984
	Avista Corp.	2,539,377	96,014
	American States Water Co.	1,202,495	88,167

		Shares	Market Value ($000)
	California Water Service Group	1,865,237	85,596
	Clearway Energy Inc. Class C	2,368,077	66,898
*	Hawaiian Electric Industries Inc.	5,479,712	60,496
	Northwest Natural Holding Co.	1,299,939	58,406
	H2O America	1,001,100	48,754
	Clearway Energy Inc. Class A	1,356,425	36,529
*,1	NANO Nuclear Energy Inc.	915,695	35,309
	Middlesex Water Co.	565,746	30,618
*	Enviri Corp.	2,400,191	30,458
	Unitil Corp.	560,397	26,821
	Aris Water Solutions Inc. Class A	1,002,512	24,722
	Consolidated Water Co. Ltd.	497,770	17,561
	Excelerate Energy Inc. Class A	667,228	16,807
	York Water Co.	522,307	15,889
*,1	ALT5 Sigma Corp.	3,936,509	10,589
	Artesian Resources Corp. Class A	275,719	8,987
	Genie Energy Ltd. Class B	591,240	8,839
*,1	Cadiz Inc.	1,675,563	7,909
*	Arq Inc.	972,798	6,965
*	Pure Cycle Corp.	594,122	6,577
	RGC Resources Inc.	251,435	5,642
*,1	Perma-Fix Environmental Services Inc.	531,349	5,367
	Global Water Resources Inc.	440,469	4,537
*,1	Net Power Inc.	906,844	2,730
*	Spruce Power Holding Corp.	423,209	1,037
*	Quest Resource Holding Corp.	547,428	854
*,1	Zeo Energy Corp.	90,913	123
*,1	Vivakor Inc.	193,633	81
*	Clean Energy Technologies Inc.	53,858	15
			53,676,591
Total Common Stocks (Cost $777,235,048)			2,010,981,196
Preferred Stocks (0.0%)
*,1,2	ClearOne Inc. Preference Shares	24,648	6
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
*,2	BTCS Inc. Preference Shares	280,193	—
*,1,2	Nutriband Inc. Preference Shares	30,646	—
Total Preferred Stocks (Cost $5,110)			6
Rights (0.0%)
*,1,2	Korro Bio Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,2	Sanofi Aatd Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Enliven Therapeutics Inc. CVR	370,003	334
*,2	Coherus BioSciences Inc. CVR	1,709,153	161
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,1,2	FG Nexus Inc. CVR	14,902	81
*,2	Chinook Therapeutics Inc. CVR	415,255	76
*,2	Adamas Pharmaceuticals Inc. CVR	1,261,079	76
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
*,2	Ikena Oncology Securities Corp. CVR	1,028,743	—
Total Rights (Cost $4,695)			5,613

			Shares	Market Value ($000)
Warrants (0.0%)
*		Altisource Portfolio Solutions SA Exp. 4/30/2032	582,728	408
*,1		Altisource Portfolio Solutions SA Exp. 4/2/2029	582,728	348
*		M-Tron Industries Inc. Exp. 3/11/2028	65,972	115
*		Presidio Property Trust Inc. Exp. 1/24/2027	110,319	4
*		Hycroft Mining Holding Corp. Exp. 10/6/2025	155,000	1
*		LGL Group Inc. Exp. 12/16/2025	2,391	1
*		SELLAS Life Sciences Group Inc. Exp. 4/5/2027	40,000	—
Total Warrants (Cost $2)				877
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $10,211,654)	4.180%	102,134,622	10,213,462
Total Investments (100.2%) (Cost $787,456,509)				2,021,201,154
Other Assets and Liabilities—Net (-0.2%)				(4,764,688)
Net Assets (100%)				2,016,436,466
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,282,863.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,638,838 was received for securities on loan, of which $4,626,084 is held in Vanguard Market Liquidity Fund and $12,754 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	4,224	518,602	8,335
E-mini S&P 500 Index	December 2025	4,167	1,404,018	3,541
E-mini S&P Mid-Cap 400 Index	December 2025	194	63,752	(440)
				11,436

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/30/2026	GSI	5,835	(4.122)	261	—
Bank of America Corp.	1/30/2026	CITNA	208,034	(5.086)	3,809	—
Bank of America Corp.	1/30/2026	CITNA	202,960	(5.086)	3,716	—
Bank of America Corp.	1/30/2026	CITNA	202,320	(5.001)	3,618	—
Bank of America Corp.	1/30/2026	CITNA	182,664	(5.086)	3,345	—
Bank of America Corp.	1/30/2026	CITNA	177,590	(5.086)	3,252	—
Citigroup Inc.	8/31/2026	BANA	103,233	(4.986)	4,869	—
Citigroup Inc.	8/31/2026	BANA	103,233	(4.986)	4,869	—
Citigroup Inc.	8/31/2026	BANA	96,570	(4.986)	4,555	—
Citigroup Inc.	8/31/2026	BANA	57,942	(4.986)	2,733	—
Citigroup Inc.	8/31/2026	BANA	38,628	(5.086)	1,819	—
Citigroup Inc.	8/31/2026	BANA	24,336	(4.986)	1,148	—
Citigroup Inc.	8/31/2026	BANA	21,728	(4.986)	1,025	—
Citigroup Inc.	8/31/2027	BANA	115,884	(4.886)	5,475	—
Global Payments Inc.	8/31/2026	BANA	154,991	(4.936)	—	(10,176)
Global Payments Inc.	8/31/2026	BANA	5,470	(4.938)	—	(81)
Goldman Sachs Group Inc.	8/31/2027	BANA	349,522	(4.936)	22,622	—
JPMorgan Chase & Co.	8/31/2026	BANA	301,420	(4.936)	12,851	—
JPMorgan Chase & Co.	8/31/2026	BANA	120,568	(4.936)	5,141	—
JPMorgan Chase & Co.	8/31/2027	BANA	331,562	(4.886)	14,150	—
JPMorgan Chase & Co.	8/31/2027	BANA	150,710	(4.886)	6,432	—
NetApp Inc.	8/31/2026	BANA	14,663	(4.936)	681	—
NetApp Inc.	8/31/2026	BANA	8,459	(4.886)	393	—
VICI Properties Inc. Class A	8/31/2026	BANA	92,895	(4.936)	—	(2,337)
VICI Properties Inc. Class A	8/31/2026	BANA	6,249	(4.886)	—	(157)
Visa Inc. Class A	8/31/2026	BANA	149,507	(4.236)	—	(4,913)
Visa Inc. Class A	8/31/2026	BANA	87,945	(4.236)	—	(2,743)
					106,764	(20,407)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $121,631 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,010,977,589	1,949	1,658	2,010,981,196
Preferred Stocks	—	—	6	6
Rights	—	—	5,613	5,613
Warrants	877	—	—	877
Temporary Cash Investments	10,213,462	—	—	10,213,462
Total	2,021,191,928	1,949	7,277	2,021,201,154

Derivative Financial Instruments
Assets
Futures Contracts[1]	11,876	—	—	11,876
Swap Contracts	—	106,764	—	106,764
Total	11,876	106,764	—	118,640
Liabilities
Futures Contracts[1]	(440)	—	—	(440)
Swap Contracts	—	(20,407)	—	(20,407)
Total	(440)	(20,407)	—	(20,847)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	3,298	—	3,289	(329)	320	—	—	—
Vanguard Market Liquidity Fund	6,848,081	NA1	NA1	(29)	286	140,452	—	10,213,462
Total	6,851,379	—	3,289	(358)	606	140,452	—	10,213,462
1	Not applicable—purchases and sales are for temporary cash investment purposes.